UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7118
                                                     ---------------------

              Nuveen New Jersey Premium Income Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: June 30, 2003
                                           ------------------

                  Date of reporting period: June 30, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                          Nuveen
            Municipal Closed-End
                 Exchange-Traded
                           Funds

ANNUAL REPORT June 30, 2003

                                NEW JERSEY
                                NQJ
                                NNJ
                                NXJ
                                NUJ

                                PENNSYLVANIA
                                NQP
                                NPY
                                NXM
                                NVY

PHOTO OF: WOMAN AND CHILD RIDING BIKES.
PHOTO OF: 2 WOMEN AND CHILD.

                     DEPENDABLE,
                 TAX-FREE INCOME
                         BECAUSE
         IT'S NOT WHAT YOU EARN,
            IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

FASTER INFORMATION
 RECEIVE YOUR
        NUVEEN FUND REPORT
            ELECTRONICALLY

By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your computer. Your report will arrive faster via e-mail than by traditional mail.

Registering is easy and only takes a few minutes (see instructions at right).



--------------------------------------------------------------------------------
SOME COMMON CONCERNS:

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No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.

WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------


IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.INVESTORDELIVERY.COM

2 Refer to the address sheet that accompanied this report. Enter the personal 13-CHARACTER ENROLLMENT NUMBER imprinted near your name.

3 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen. Once there, enter your e-mail address (e.g. yourID@providerID.com), and a personal, 4-digit PIN number of your choice. (Pick a number that's easy to remember.)

4 Click Submit. Confirm the information you just entered is correct, then click Submit again.

5 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

6 Use this same process if you need to change your registration information or cancel internet viewing.



IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.


Logo: NUVEEN Investments

Timothy R. Schwertfeger
Chairman of the Board

Photo of: Timothy R. Schwertfeger

Sidebar text: "NO ONE KNOWS WHAT THE FUTURE WILL BRING, WHICH IS WHY WE THINK A
WELL-BALANCED PORTFOLIO ..... IS AN IMPORTANT COMPONENT IN ACHIEVING YOUR
LONG-TERM FINANCIAL GOALS."


Dear
  SHAREHOLDER

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with tax-free monthly income and an attractive total return. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Performance Overview sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

August 15, 2003

Nuveen New Jersey and Pennsylvania Municipal Closed-End Exchange-Traded Funds (NQJ, NNJ, NXJ, NUJ, NQP, NPY, NXM, NVY)

Portfolio Manager's
               COMMENTS

Portfolio manager Paul Brennan reviews economic and market conditions, key investment strategies and the recent performance of the Funds. With 12 years of investment experience, Paul assumed portfolio management responsibility for these Funds in January 2003.


WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE TWELVE-MONTH PERIOD ENDED JUNE 30, 2003?

As has been the case for some time, we believe the two biggest influences on the general economy and the municipal market for this reporting period were the slow pace of economic recovery and historically low interest rates. We don't yet see a change in this pattern. In late June 2003, the Federal Reserve, citing a U.S. economy that "has yet to exhibit sustainable growth," cut the fed funds rate by 25 basis points to 1.0%, its lowest level since 1958. A few days later, the GDP for the first quarter of 2003 was revised downward to 1.4%.

In addition to historically low interest rates and sluggish economic growth, the core rate of inflation continued to hover around 1.5% throughout the second quarter of 2003, the smallest year-over-year increase in 37 years. This combination of low interest rates, slow economic recovery and the lack of inflationary pressures created conditions that helped many municipal bonds perform well over the period covered by this report.


HOW WERE ECONOMIC AND MARKET CONDITIONS IN NEW JERSEY AND PENNSYLVANIA?

Aided by a diverse economic base and highly skilled workforce, New Jersey's economy performed reasonably well during the reporting period, adding jobs in sectors such as construction, retail, education and healthcare. The state also benefited from an influx of financial services jobs from New York City as well as growth in its sizable pharmaceutical industry. However, like many other states, New Jersey continues to grapple with budgetary stress resulting from falling tax revenues. Since 1996, New Jersey's debt levels have increased 60%. During the first six months of 2003, New Jersey issued $9.2 billion in new municipal bonds, up 115% over the same period in 2002. As of June 30, 2003, the state's credit rating remained at Aa2 with a negative outlook, while Standard & Poor's rated the state AA with a stable outlook.

Pennsylvania's economy continued to reflect the national slowdown, faring about the same as other large Northeastern states. Although Pennsylvania is working to improve its business environment and develop value-added industries, employment trends in most of its major industry groups remained weak, with only the health services and leisure/hospitality sectors showing modest growth. Manufacturing, in particular the commonwealth's makers of steel, industrial machinery, and electronic and electrical equipment, continued to suffer, with employment in this sector declining 5% from the previous year. After exhausting its rainy day reserves in fiscal 2002, the commonwealth managed to avoid a major tax increase for fiscal 2004 by relying primarily on $1.6 billion in spending cuts to close a $2.4 billion gap in the $21 billion budget. Municipal issuance in Pennsylvania during the first six months of 2003 totaled $7.6 billion, an increase of 6% over the same period in 2002. As of June 30, 2003, the commonwealth's credit rating with Moody's and Standard & Poor's was Aa2/AA, respectively, with stable outlooks.


HOW DID THESE FUNDS PERFORM OVER THE TWELVE MONTHS ENDED JUNE 30, 2003?

Individual results for the Funds, as well as for relevant benchmarks, are presented in the accompanying table.

                                        TOTAL RETURN           LEHMAN     LIPPER
                   MARKET YIELD               ON NAV    TOTAL RETURN1   AVERAGE2
--------------------------------------------------------------------------------
                                              1 YEAR           1 YEAR     1 YEAR
                           TAXABLE-            ENDED            ENDED      ENDED
              6/30/03   EQUIVALENT3          6/30/03          6/30/03    6/30/03
--------------------------------------------------------------------------------
NQJ             5.95%         8.81%           10.72%            8.74%     11.86%
--------------------------------------------------------------------------------
NNJ             5.81%         8.61%           10.48%            8.74%     11.86%
--------------------------------------------------------------------------------
NXJ             6.00%         8.89%           13.18%            8.74%     11.86%
--------------------------------------------------------------------------------
NUJ             5.96%         8.83%           13.74%            8.74%     11.86%
--------------------------------------------------------------------------------
NQP             5.70%         8.14%           14.79%            8.74%     13.76%
--------------------------------------------------------------------------------
NPY             5.93%         8.47%           12.09%            8.74%     13.76%
--------------------------------------------------------------------------------
NXM             5.80%         8.29%           15.95%            8.74%     13.76%
--------------------------------------------------------------------------------
NVY             5.80%         8.29%           15.48%            8.74%     13.76%
--------------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


For the twelve months ended June 30, 2003, all of the Funds in this report outperformed the national, unleveraged Lehman Brothers Municipal Bond Index. Much of this outperformance is attributable to the Funds use of leverage, a strategy that can provide the opportunity for additional income for common shareholders. Leverage can work especially well during periods of low short-term interest rates, as was the case for the twelve months ended June 30, 2003.

In addition, a number of these Funds benefited from the length of their durations.4 During periods of declining interest rates, such as that we experienced over most of the reporting period, longer duration investments generally performed well. As of June 30, 2003, the durations of NXJ, NUJ, NQP, NXM and NVY ranged from 10.05 to 11.12, compared with 7.94 for the Lehman index (see the individual Performance Overview pages for each Fund for their individual durations). NQJ, NNJ, and NPY had relatively higher exposures to bonds with short call positions over the reporting period. This tended to shorten their durations and modestly affected their performance relative to the longer duration Funds.


HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining at historically low levels, the dividend-payment capabilities of these Funds benefited from their use of leverage. The extent of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. Low short-term rates can enable the Funds to reduce the amount of income paid to MuniPreferred shareholders, which can potentially leave more earnings to support common share dividends.

During the 12 months ended June 30, 2003, the continued low level of short-term interest rates enabled us to implement three dividend increases in NNJ, NXJ and NXM, and two in NQJ and NPY. As of June 2003, NQP had paid stable, attractive dividends for 37 consecutive months, while NUJ and NVY had offered shareholders steady dividends for 14 consecutive months.

Over the course of this reporting period, strong investor demand and favorable market conditions helped to boost the share prices and net asset values of all of these Funds. As of June 30, 2003, NQJ, NQP, NPY and NXM were trading at premiums to their common share NAVs, while NNJ, NXJ, NUJ and NVY were trading at discounts (see charts on the individual Performance Overview pages).


WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE YEAR ENDED JUNE 30, 2003?

Over this reporting period, we continued to place strong emphasis on diversifying the Funds' portfolios, enhancing their call protection and supporting their dividend-paying capabilities. Strategically, our focus centered on systematically shortening the Funds' durations, which we believe will enhance our ability to manage the Funds' interest rate risk over time. Interest rate risk is the risk that the value of the bonds in a Fund's portfolio will decline if interest rates rise (since bond prices move in the opposite direction of interest rates). The longer the duration of a Fund's portfolio, the greater its interest rate risk.

In line with our desire to shorten durations, we concentrated on finding value in the long-intermediate part of the yield curve (i.e., bonds



1 The total annual returns on common share net asset value (NAV) for these Nuveen Funds are compared with the total annual return of the Lehman Brothers Municipal Bond Index, an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The total returns of the Nuveen New Jersey Funds are compared with the average annualized return of the 12 funds in the Lipper New Jersey Municipal Debt Funds category, while the total returns of the Nuveen Pennsylvania Funds are compared with the average annualized return of the 11 funds in the Lipper Pennsylvania Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a federal income tax rate of 28% plus the applicable state income tax rate. The combined federal and state tax rates used in this report are as follows: New Jersey 32.5% and Pennsylvania 30%.

4 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. References to duration in this commentary are intended to indicate Fund duration unless otherwise noted.

that mature in about 15 years). In many cases, bonds in this part of the curve were offering yields similar to those of longer-term bonds but, in our opinion, had less inherent interest rate risk. In the older Funds, especially NQJ, NNJ and NPY, general market trends over the reporting period caused a number of holdings to be priced to call dates, rather than to maturity. This also served to shorten duration.

In general, continued strong issuance in the New Jersey and Pennsylvania municipal markets over the past year helped us find additional opportunities to purchase the types of bond structures we favor. However, some of the benefits of increased issuance were offset by the fact that many of the new New Jersey bonds came predominately from the tobacco and transportation sectors. Pennsylvania issuance was dominated by unusually heavy issuance of general obligation debt by smaller local governments.

Over the reporting period, the New Jersey and Pennsylvania Funds generally had meaningful holdings of education and healthcare bonds, which were among the top performing Lehman revenue sectors for this reporting period. In addition, we purchased a sizable number of new New Jersey Turnpike Authority bonds. As part of a merger of the turnpike authorities in New Jersey, some of the older New Jersey Turnpike bonds were advance refunded, which enhanced the credit quality of our Funds' holdings.

As of June 30, 2003, each of the New Jersey Funds held less than 5% of its portfolio in bonds backed by the 1998 master tobacco settlement agreement. Driven mainly by ongoing budget problems, the state followed an August 2002 issuance of $1.8 billion in tobacco bonds with an additional $1.7 billion issuance in February 2003. We participated in both offerings, taking advantage of the relatively higher yields (approximately 7% versus 4.5% for similarly rated bonds at that time) provided by these credits. In recent months, we have seen the prices of tobacco bonds weaken as the result of lawsuits involving the major tobacco companies as well as the increased issuance of such bonds by different states. Although the sector as a whole produced negative returns over the twelve months ended June 30, 2003, tobacco bonds showed some recovery toward the end of the reporting period. At the present time, we plan to maintain our current tobacco holdings while we continue to regularly evaluate the situation.

Over the course of the reporting period, we reduced our exposure to bonds issued by U. S. territories, such as Puerto Rico or Guam. These bonds were initially purchased to add diversity and yield at times of tighter municipal supply. With bonds now more plentiful, this need is not as acute.

In addition, in light of the ongoing weakness in the airline industry, we also trimmed the New Jersey Funds' exposure to airline-backed bonds, selling approximately half of NXJ's holdings backed by Continental Airlines and eliminating NQJ's and NUJ's positions in Delta-backed bonds. NQJ continues to hold less than 1% of its portfolio's par value in bonds backed by American Airlines, while we have maintained an exposure of approximately 2% to the Newark/Continental bonds in both NXJ and NUJ.

In the Pennsylvania Funds, we worked to reduce our allocations of general obligation bonds (GOs), although this has been somewhat difficult given the recent preponderance of GOs in the Pennsylvania market. In addition, we have begun to limit or modestly reduce our exposure to AMT (alternative minimum tax) bonds, following a consistent widening of spreads relative to Treasuries over the reporting period.

Given the geopolitical and economic climate, we believed that strong credit quality remained a vital requirement. As of June 30, 2003, each of the New Jersey and Pennsylvania Funds offered excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 60% to 89%. In general, our weightings in insured and AAA bonds benefited the performance of these Funds during the past year.


WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN GENERAL AND THE FUNDS IN PARTICULAR?

Nationally, we think the supply of new municipal bonds should remain strong, as issuers continue to take advantage of the low rate environment. In addition, many states continue to face budget problems and the ongoing need to raise money to cover the costs of essential services, including infrastructure and healthcare.

Looking ahead, we will continue to reduce some of the Funds' call exposure. As of June 30, 2003, the call exposure of the older Funds--NQJ, NNJ, NQP and NPY--ranged from 9% to 17% through 2005. The number of actual calls will depend largely on market interest rates in coming months. The newer Funds--NXJ, NUJ, NXM, and NVY--will not face any significant call exposure for several years.

In the months ahead, our primary goal will be to continue managing the Funds' durations. We also plan to continue to closely monitor the New Jersey Funds' holdings of tobacco and airline bonds as well as the budgetary situations in both states for any potential impact on credit ratings. Overall, we plan to continue to emphasize strategies that we think will add value for our shareholders and provide support for the Funds' long-term dividend-paying capabilities.

Nuveen New Jersey Investment Quality Municipal Fund, Inc.

Performance
   OVERVIEW As of June 30, 2003



NQJ

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed          74%
AA                            8%
A                             9%
BBB                           6%
NR                            1%
BB or lower                   2%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.94
--------------------------------------------------
Common Share Net Asset Value                $15.65
--------------------------------------------------
Market Yield                                 5.95%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.26%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.81%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $316,970
--------------------------------------------------
Average Effective Maturity (Years)           20.65
--------------------------------------------------
Leverage-Adjusted Duration                    8.11
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 2/21/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        11.68%        10.72%
--------------------------------------------------
5-Year                         4.82%         6.47%
--------------------------------------------------
10-Year                        5.72%         6.47%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Transportation                                 25%
--------------------------------------------------
Healthcare                                     13%
--------------------------------------------------
Tax Obligation/Limited                         11%
--------------------------------------------------
Education and Civic Organizations               9%
--------------------------------------------------
Tax Obligation/General                          8%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jul                                      0.0765
Aug                                      0.0765
Sep                                      0.0765
Oct                                      0.0765
Nov                                      0.0765
Dec                                      0.0765
Jan                                      0.0765
Feb                                      0.0765
Mar                                       0.078
Apr                                       0.078
May                                       0.078
Jun                                       0.079


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price

Past performance is not predictive of future results.
7/1/02                                  15.57
                                        15.68
                                        15.75
                                        15.44
                                        15.55
                                        15.47
                                        15.79
                                        15.6
                                        15.55
                                        15.88
                                        15.64
                                        15.5
                                        14.84
                                        14.6
                                        15.03
                                        15
                                        15.19
                                        14.94
                                        15.08
                                        15.13
                                        14.79
                                        14.73
                                        14.86
                                        15.14
                                        15.02
                                        14.75
                                        14.88
                                        15.12
                                        15.48
                                        15.36
                                        15.31
                                        15.46
                                        15.68
                                        15.4
                                        15.14
                                        15.3
                                        15.42
                                        15.21
                                        15.42
                                        15.47
                                        15.52
                                        15.73
                                        15.92
                                        15.91
                                        16.12
                                        16.1
6/30/03                                 15.94

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32.5%.

2 The Fund also paid shareholders a capital gains distribution in December 2002 of $0.0664 per share.

Nuveen New Jersey Premium Income Municipal Fund, Inc.

Performance
   OVERVIEW As of June 30, 2003



NNJ

Pie Chart:
CREDIT QUALITY
AAA/U.S. GUARANTEED          78%
AA                            9%
A                             9%
BBB                           2%
NR                            1%
BB OR LOWER                   1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.10
--------------------------------------------------
Common Share Net Asset Value                $16.28
--------------------------------------------------
Market Yield                                 5.81%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.07%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.61%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $195,568
--------------------------------------------------
Average Effective Maturity (Years)           15.61
--------------------------------------------------
Leverage-Adjusted Duration                    7.78
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 12/17/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        10.18%        10.48%
--------------------------------------------------
5-Year                         6.62%         7.07%
--------------------------------------------------
10-Year                        6.78%         7.02%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Transportation                                 23%
--------------------------------------------------
Tax Obligation/Limited                         13%
--------------------------------------------------
U.S. Guaranteed                                13%
--------------------------------------------------
Water and Sewer                                11%
--------------------------------------------------
Education and Civic Organizations              10%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jul                                       0.073
Aug                                       0.073
Sep                                      0.0745
Oct                                      0.0745
Nov                                      0.0745
Dec                                      0.0755
Jan                                      0.0755
Feb                                      0.0755
Mar                                       0.078
Apr                                       0.078
May                                       0.078
Jun                                       0.078



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.

7/1/02                                  15.58
                                        15.45
                                        15.52
                                        15.3
                                        15.35
                                        15.42
                                        15.5
                                        15.37
                                        15.45
                                        15.55
                                        15.58
                                        15.6
                                        16
                                        15.86
                                        15.58
                                        15.21
                                        15.07
                                        15.14
                                        15.09
                                        15.01
                                        15.01
                                        15.02
                                        14.83
                                        14.82
                                        14.85
                                        15.18
                                        15.42
                                        15.2
                                        14.94
                                        15.04
                                        15.1
                                        15.15
                                        15.28
                                        15.23
                                        15.55
                                        15.64
                                        15.6
                                        15.2
                                        15.34
                                        15.34
                                        15.16
                                        15.38
                                        15.52
                                        15.58
                                        15.9
                                        16.03
                                        15.95
                                        16.22
                                        16
6/30/03                                 16.14

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32.5%.

2 The Fund also paid shareholders a net ordinary income distribution in December 2002 of $0.0099 per share.

Nuveen New Jersey Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of June 30, 2003



NXJ

Pie Chart:
CREDIT QUALITY
AAA/U.S. GUARANTEED          70%
AA                            1%
A                            19%
BBB                           6%
BB OR LOWER                   4%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.30
--------------------------------------------------
Common Share Net Asset Value                $15.35
--------------------------------------------------
Market Yield                                 6.00%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.33%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.89%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $100,502
--------------------------------------------------
Average Effective Maturity (Years)           22.94
--------------------------------------------------
Leverage-Adjusted Duration                   10.05
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/27/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        15.09%        13.18%
--------------------------------------------------
Since Inception                6.76%         9.11%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     21%
--------------------------------------------------
Water and Sewer                                18%
--------------------------------------------------
Transportation                                 16%
--------------------------------------------------
Tax Obligation/General                         12%
--------------------------------------------------
Education and Civic Organizations              12%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jul                                     0.071
Aug                                     0.071
Sep                                     0.071
Oct                                     0.071
Nov                                     0.071
Dec                                     0.072
Jan                                     0.072
Feb                                     0.072
Mar                                     0.075
Apr                                     0.075
May                                     0.075
Jun                                    0.0765


LINE CHART:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
7/1/02                                  14.49
                                        14.3
                                        14.55
                                        14.26
                                        14.5
                                        14.62
                                        14.4
                                        14.55
                                        14.59
                                        14.71
                                        14.66
                                        14.75
                                        14.82
                                        14.63
                                        14.5
                                        13.91
                                        13.6
                                        13.94
                                        13.67
                                        13.86
                                        13.29
                                        13.38
                                        13.6
                                        13.69
                                        13.8
                                        14.16
                                        14
                                        13.99
                                        14
                                        14.02
                                        14.13
                                        14.1
                                        14.06
                                        13.95
                                        14.22
                                        14.6
                                        14.43
                                        14.05
                                        14.29
                                        14.43
                                        14.39
                                        14.49
                                        14.5
                                        14.71
                                        14.8
                                        15.19
                                        15.04
                                        15.16
                                        15.12
6/30/03                                 15.12

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32.5%.

Nuveen New Jersey Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of June 30, 2003



NUJ

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed          58%
AA                            2%
A                            16%
BBB                          19%
NR                            1%
BB or lower                   4%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.40
--------------------------------------------------
Common Share Net Asset Value                $15.44
--------------------------------------------------
Market Yield                                 5.96%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.28%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.83%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $69,616
--------------------------------------------------
Average Effective Maturity (Years)           21.97
--------------------------------------------------
Leverage-Adjusted Duration                   10.81
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/25/02)
--------------------------------------------------

                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         9.14%        13.74%
--------------------------------------------------
Since Inception                8.26%        12.48%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Transportation                                 19%
--------------------------------------------------
Healthcare                                     18%
--------------------------------------------------
Tax Obligation/Limited                         12%
--------------------------------------------------
Education and Civic Organizations              11%
--------------------------------------------------
U.S. Guaranteed                                10%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jul                                    0.0765
Aug                                    0.0765
Sep                                    0.0765
Oct                                    0.0765
Nov                                    0.0765
Dec                                    0.0765
Jan                                    0.0765
Feb                                    0.0765
Mar                                    0.0765
Apr                                    0.0765
May                                    0.0765
Jun                                    0.0765



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
7/1/02                                  15.55
                                        15.2
                                        15.13
                                        15.22
                                        15.85
                                        15.37
                                        15.16
                                        15.32
                                        15.16
                                        15.48
                                        15.52
                                        15.47
                                        15.54
                                        15.57
                                        15.37
                                        14.84
                                        14.4
                                        14.28
                                        14.2
                                        14.26
                                        13.92
                                        14.03
                                        14.01
                                        14.42
                                        14.35
                                        14.65
                                        14.72
                                        14.25
                                        14.45
                                        14.65
                                        14.66
                                        14.61
                                        14.57
                                        14.78
                                        14.7
                                        14.82
                                        14.5
                                        14.22
                                        14.57
                                        14.88
                                        14.62
                                        14.54
                                        14.78
                                        15
                                        15.04
                                        15.15
                                        15.2
                                        15.29
                                        15.35
6/30/03                                 15.39


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32.5%.

2 The Fund also paid shareholders a capital gains distribution in December 2002 of $0.0319 per share.

Nuveen Pennsylvania Investment Quality Municipal Fund

Performance
   OVERVIEW As of June 30, 2003



NQP

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed          70%
AA                           19%
A                             7%
BBB                           4%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.01
--------------------------------------------------
Common Share Net Asset Value                $15.91
--------------------------------------------------
Market Yield                                 5.70%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.92%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.14%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $258,924
--------------------------------------------------
Average Effective Maturity (Years)           21.51
--------------------------------------------------
Leverage-Adjusted Duration                   10.36
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 2/21/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        11.98%        14.79%
--------------------------------------------------
5-Year                         4.89%         6.55%
--------------------------------------------------
10-Year                        5.70%         6.48%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         22%
--------------------------------------------------
Tax Obligation/Limited                         17%
--------------------------------------------------
Education and Civic Organizations              13%
--------------------------------------------------
Water and Sewer                                11%
--------------------------------------------------
Transportation                                  8%
--------------------------------------------------



Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jul                                    0.0765
Aug                                    0.0765
Sep                                    0.0765
Oct                                    0.0765
Nov                                    0.0765
Dec                                    0.0765
Jan                                    0.0765
Feb                                    0.0765
Mar                                     0.078
Apr                                     0.078
May                                     0.078
Jun                                     0.079


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
7/1/02                                  15.4
                                        15.3
                                        15.15
                                        15.15
                                        15.24
                                        15.32
                                        15.1
                                        15.12
                                        15.15
                                        15.47
                                        15.4
                                        15.48
                                        15.65
                                        15.6
                                        15.22
                                        14.76
                                        14.25
                                        14.3
                                        14.75
                                        14.6
                                        14.44
                                        14.56
                                        14.89
                                        14.4
                                        14.28
                                        14.5
                                        14.75
                                        14.54
                                        14.8
                                        14.7
                                        14.81
                                        15.04
                                        14.9
                                        14.9
                                        15.02
                                        15.1
                                        14.91
                                        15.01
                                        15.23
                                        15.24
                                        15.03
                                        15.15
                                        15.24
                                        15.58
                                        15.91
                                        15.96
                                        15.92
                                        16.02
                                        16.01
6/30/03                                 15.95

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 30%.

Nuveen Pennsylvania Premium Income Municipal Fund 2

Performance
   OVERVIEW As of June 30, 2003



NPY

Pie Chart:
CREDIT QUALITY
AAA/U.S. GUARANTEED          73%
AA                           10%
A                             5%
BBB                           9%
NR                            2%
BB OR LOWER                   1%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.00
--------------------------------------------------
Common Share Net Asset Value                $15.65
--------------------------------------------------
Market Yield                                 5.93%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.24%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.47%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $246,604
--------------------------------------------------
Average Effective Maturity (Years)           18.84
--------------------------------------------------
Leverage-Adjusted Duration                    8.93
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/18/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        15.09%        12.09%
--------------------------------------------------
5-Year                        10.00%         7.00%
--------------------------------------------------
10-Year                        7.20%         6.82%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     15%
--------------------------------------------------
Tax Obligation/General                         12%
--------------------------------------------------
U.S. Guaranteed                                12%
--------------------------------------------------
Transportation                                 10%
--------------------------------------------------
Utilities                                       9%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jul                                    0.0755
Aug                                    0.0755
Sep                                    0.0755
Oct                                    0.0755
Nov                                    0.0755
Dec                                    0.0765
Jan                                    0.0765
Feb                                    0.0765
Mar                                     0.079
Apr                                     0.079
May                                     0.079
Jun                                     0.079



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
7/1/02                                  14.95
                                        15.17
                                        14.84
                                        15.06
                                        15.05
                                        15.1
                                        14.92
                                        14.8
                                        14.79
                                        14.89
                                        14.95
                                        15.14
                                        15.13
                                        15.08
                                        14.74
                                        14.33
                                        13.93
                                        14.02
                                        14.27
                                        14.18
                                        14.23
                                        14.04
                                        14.27
                                        14.09
                                        14.15
                                        14.22
                                        14.34
                                        14.52
                                        14.39
                                        14.83
                                        14.59
                                        14.75
                                        14.56
                                        14.7
                                        14.9
                                        15
                                        15.03
                                        14.74
                                        14.91
                                        14.7
                                        14.88
                                        15.04
                                        15
                                        15.54
                                        15.42
                                        15.9
                                        15.86
                                        16
                                        16.06
6/30/03                                 16

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 30%.

2 The Fund also paid shareholders a net ordinary income distribution in December 2002 of $0.0053 per share.

Nuveen Pennsylvania Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of June 30, 2003



NXM

Pie Chart:
CREDIT QUALITY
AAA/U.S. GUARANTEED          56%
AA                           16%
A                            14%
BBB                           9%
NR                            5%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.46
--------------------------------------------------
Common Share Net Asset Value                $16.25
--------------------------------------------------
Market Yield                                 5.80%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.06%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.29%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $53,591
--------------------------------------------------
Average Effective Maturity (Years)           20.81
--------------------------------------------------
Leverage-Adjusted Duration                   11.12
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/27/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        18.13%        15.95%
--------------------------------------------------
Since Inception               10.69%        12.23%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         28%
--------------------------------------------------
Education and Civic Organizations              20%
--------------------------------------------------
Healthcare                                     13%
--------------------------------------------------
Long-Term Care                                  8%
--------------------------------------------------
Transportation                                  7%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jul                                    0.0735
Aug                                    0.0735
Sep                                    0.0745
Oct                                    0.0745
Nov                                    0.0745
Dec                                    0.0765
Jan                                    0.0765
Feb                                    0.0765
Mar                                    0.0795
Apr                                    0.0795
May                                    0.0795
Jun                                    0.0795



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.

7/1/02                                  15.19
                                        15.2
                                        14.92
                                        14.92
                                        15.5
                                        15.28
                                        15.25
                                        15.1
                                        15.09
                                        15.3
                                        15.25
                                        15.3
                                        15.65
                                        15.7
                                        15.4
                                        14.83
                                        14.68
                                        14.3
                                        14.49
                                        14.59
                                        14.27
                                        14.6
                                        14.59
                                        14.31
                                        14.32
                                        14.42
                                        15.04
                                        14.82
                                        14.68
                                        15
                                        15.13
                                        15.17
                                        14.97
                                        15.4
                                        15.6
                                        15.46
                                        15.5
                                        15.32
                                        15.36
                                        15.32
                                        15.33
                                        15.48
                                        15.43
                                        15.44
                                        15.85
                                        16.06
                                        16.22
                                        16.33
                                        16.18
6/30/03                                 16.4

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 30%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.0995 per share.

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of June 30, 2003



NVY

Pie Chart:
CREDIT QUALITY
AAA/U.S. GUARANTEED          59%
AA                           28%
A                             3%
BBB                           9%
NR                            1%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.84
--------------------------------------------------
Common Share Net Asset Value                $15.90
--------------------------------------------------
Market Yield                                 5.80%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.06%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.29%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $59,202
--------------------------------------------------
Average Effective Maturity (Years)           18.60
--------------------------------------------------
Leverage-Adjusted Duration                   10.74
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        14.38%        15.48%
--------------------------------------------------
Since Inception               10.56%        14.92%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         27%
--------------------------------------------------
Tax Obligation/Limited                         24%
--------------------------------------------------
Education and Civic Organizations              13%
--------------------------------------------------
Utilities                                       7%
--------------------------------------------------
Healthcare                                      7%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jul                                     0.0765
Aug                                     0.0765
Sep                                     0.0765
Oct                                     0.0765
Nov                                     0.0765
Dec                                     0.0765
Jan                                     0.0765
Feb                                     0.0765
Mar                                     0.0765
Apr                                     0.0765
May                                     0.0765
Jun                                     0.0765



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
7/1/02                                  14.74
                                        15.15
                                        15.2
                                        15.83
                                        14.99
                                        14.2
                                        14.58
                                        15.01
                                        15.13
                                        15.19
                                        15.26
                                        15.79
6/30/03                                 15.84

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 30%.

2 The Fund also paid shareholders a capital gains distribution in December 2002 of $0.0295 per share.

Report of
   INDEPENDENT AUDITORS



THE BOARDS OF DIRECTORS, TRUSTEES AND SHAREHOLDERS

NUVEEN NEW JERSEY INVESTMENT QUALITY MUNICIPAL FUND, INC.
NUVEEN NEW JERSEY PREMIUM INCOME MUNICIPAL FUND, INC.
NUVEEN NEW JERSEY DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN NEW JERSEY DIVIDEND ADVANTAGE MUNICIPAL FUND 2
NUVEEN PENNSYLVANIA INVESTMENT QUALITY MUNICIPAL FUND
NUVEEN PENNSYLVANIA PREMIUM INCOME MUNICIPAL FUND 2
NUVEEN PENNSYLVANIA DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN PENNSYLVANIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund and Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, as of June 30, 2003, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund and Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 at June 30, 2003, and the results of their operations, changes in their net assets and their financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

Chicago, Illinois
August 8, 2003

                            Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)
                            Portfolio of
                                    INVESTMENTS June 30, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.0%

                Tobacco Settlement Financing Corporation, New Jersey, Tobacco
                Settlement Asset-Backed Bonds, Series 2002:
$       9,125    5.750%, 6/01/32                                                      6/12 at 100.00          A-       $  8,042,958
        3,000    6.000%, 6/01/37                                                      6/12 at 100.00          A-          2,471,010

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2003:
        3,200    6.125%, 6/01/24                                                      6/13 at 100.00          A-          2,950,528
        2,625    6.375%, 6/01/32                                                      6/13 at 100.00          A-          2,368,774


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 13.1%

        2,500   Bergen County Improvement Authority, New Jersey, Revenue              9/12 at 101.00         N/R          2,591,650
                 Bonds, Yeshiva Ktana of Passaic Project, Series 2002,
                 6.000%, 9/15/27

        4,390   New Jersey Higher Education Student Assistance Authority,             6/10 at 101.00         AAA          4,842,214
                 Student Loan Revenue Bonds, Series 2000A, 6.125%, 6/01/17
                 (Alternative Minimum Tax) - MBIA Insured

                New Jersey Educational Facilities Authority, Revenue Bonds,
                Saint Peter's College Issue, Series 1998B:
        1,000    5.375%, 7/01/18                                                      7/08 at 102.00         BB+            909,710
        1,750    5.500%, 7/01/27                                                      7/08 at 102.00         BB+          1,507,503

        1,250   New Jersey Educational Facilities Authority, Revenue Refunding        7/08 at 101.00         AAA          1,303,588
                 Bonds, Seton Hall University Project, Series 1998F,
                 5.000%, 7/01/21 - AMBAC Insured

        1,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/11 at 100.00         AAA          1,043,190
                 Ramapo College, Series 2001D, 5.000%, 7/01/31 -
                 AMBAC Insured

                New Jersey Educational Facilities Authority, Revenue Bonds, New
                Jersey Institute of Technology, Series 2001G:
        1,000    5.250%, 7/01/20 - MBIA Insured                                       7/11 at 100.00         AAA          1,083,670
        1,945    5.250%, 7/01/21 - MBIA Insured                                       7/11 at 100.00         AAA          2,091,478

        1,250   New Jersey Educational Facilities Authority, Revenue Bonds,             No Opt. Call         AAA          1,250,163
                 Princeton University, Series 2000E, 5.500%, 7/01/03

          750   New Jersey Educational Facilities Authority, Revenue                  7/12 at 100.00          AA            804,765
                 Refunding Bonds, Rider University, Series 2002A,
                 5.000%, 7/01/17 - RAAI Insured

        2,000   New Jersey Educational Facilities Authority, Revenue                  7/12 at 100.00         AAA          2,095,220
                 Bonds, New Jersey City University, Series 2002A,
                 5.000%, 7/01/32 - AMBAC Insured

        2,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/13 at 100.00           A          2,052,440
                 Fairleigh Dickinson University, Series 2002D, 5.250%, 7/01/32 -
                 ACA Insured

        5,120   New Jersey Higher Education Assistance Authority, Student             6/07 at 102.00         AAA          5,382,246
                 Loan Revenue Bonds, New Jersey Class Loan Program,
                 Series 1997A, 5.800%, 6/01/16 (Alternative Minimum Tax) -
                 MBIA Insured

        4,235   Puerto Rico Industrial, Tourist, Educational, Medical, and            9/11 at 100.00         BBB          4,395,591
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, University of the Sacred Heart
                 Project, Series 2001, 5.250%, 9/01/21

                University of Medicine and Dentistry, New Jersey, Certificates
                of Participation, Series 2003:
        1,945    5.000%, 4/15/20 - AMBAC Insured                                      4/13 at 100.00         AAA          2,087,335
        1,370    5.000%, 4/15/22 - AMBAC Insured                                      4/13 at 100.00         AAA          1,452,077

                University of Medicine and Dentistry, New Jersey, Revenue
                Bonds, Series 2002A:
        2,000    5.000%, 12/01/24 - AMBAC Insured                                    12/12 at 100.00         AAA          2,101,900
        4,000    5.500%, 12/01/27 - AMBAC Insured                                    12/12 at 100.00         AAA          4,432,480


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 19.0%

        1,500   New Jersey Health Care Facilities Financing Authority,                7/07 at 102.00        BBB-          1,507,110
                 Revenue Refunding Bonds, St. Elizabeth Hospital Obligated
                 Group, Series 1997, 6.000%, 7/01/27


                                       15

                            Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ) (continued)
                                    Portfolio of INVESTMENTS June 30, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       4,350   New Jersey Health Care Facilities Financing Authority, Revenue        7/03 at 100.00         AAA       $  4,368,879
                 Bonds, Mercer Medical Center Issue, Series 1991,
                 6.500%, 7/01/10 - MBIA Insured

        2,535   New Jersey Health Care Facilities Financing Authority, Revenue        7/03 at 102.00        Baa2          2,581,669
                 Bonds, Deborah Heart and Lung Center Issue, Series 1993,
                 6.200%, 7/01/13

        6,150   New Jersey Health Care Facilities Financing Authority,                8/11 at 100.00         AAA          6,377,796
                 FHA-Insured Mortgage Revenue Bonds, Jersey City Medical
                 Center Issue, Series 2001, 5.000%, 8/01/41 - AMBAC Insured

        3,000   New Jersey Health Care Facilities Financing Authority, Revenue        7/11 at 100.00          A3          3,133,110
                 Bonds, Kennedy Health System, Series 2001, 5.500%, 7/01/21

        3,135   New Jersey Health Care Facilities Financing Authority,                1/12 at 100.00          AA          3,264,287
                 Revenue Refunding Bonds, Bayshore Community Hospital,
                 Series 2002, 5.125%, 7/01/32 - RAAI Insured

        7,400   New Jersey Health Care Facilities Financing Authority, Revenue        7/12 at 100.00        Baa1          7,728,412
                 Bonds, South Jersey Hospital System, Series 2002,
                 5.875%, 7/01/21

        3,000   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00        Baa2          3,003,420
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/33

        2,155   New Jersey Health Care Facilities Financing Authority,                  No Opt. Call         AAA          2,340,179
                 Revenue Bonds, Kennedy Health System Obligated Group,
                 Series 1998B, 5.750%, 7/01/05 - MBIA Insured

                New Jersey Health Facilities Financing Authority, Revenue Bonds,
                Robert Wood Johnson University Hospital, Series 2000:
        3,850    5.750%, 7/01/25                                                      7/10 at 100.00          A+          4,188,107
        2,000    5.750%, 7/01/31                                                      7/10 at 100.00          A+          2,170,620

        4,320   New Jersey Health Care Facilities Financing Authority,                7/08 at 101.00         Aaa          4,475,045
                 Revenue and Refunding Bonds, Saint Barnabas Health Care
                 System, West Hudson Hospital Obligated Group,
                 Series 1998A, 5.000%, 7/01/23 - MBIA Insured

        5,040   New Jersey Health Care Facilities Financing Authority,                7/10 at 100.00         AAA          5,290,337
                 Revenue Bonds, Society of the Valley Hospital Obligated
                 Group, Series 2000, 5.375%, 7/01/31 - AMBAC Insured

        2,000   New Jersey Health Facilities Financing Authority, Revenue             7/10 at 100.00        Baa1          2,192,080
                 Bonds, Saint Peter's University Hospital, Series 2000A,
                 6.875%, 7/01/20

        3,500   New Jersey Health Care Facilities Financing Authority,                7/09 at 101.00         AAA          3,635,940
                 Revenue Bonds, Meridian Health System Obligated Group,
                 Series 1999, 5.250%, 7/01/29 - FSA Insured

        3,945   Newark, New Jersey, GNMA Collateralized Health Care Facility          6/12 at 102.00         Aaa          4,208,763
                 Revenue Bonds, New Community Urban Renewal Corporation,
                 Series 2001A, 5.200%, 6/01/30


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 9.4%

        3,790   Hudson County Improvement Authority, New Jersey,                      6/04 at 100.00         AA-          3,853,710
                 Multifamily Housing Revenue Bonds, Conduit Financing -
                 Observer Park Project, Series 1992A, 6.900%, 6/01/22
                 (Alternative Minimum Tax)

        1,175   Long Branch Housing Finance Corporation New Jersey,                  10/03 at 100.00         N/R          1,180,616
                 Housing Revenue Bonds, Washington Manor Associates Ltd.
                 Section 8 Assisted Elderly Project, Series 1980,
                 10.000%, 10/01/11

       12,000   New Jersey Housing and Mortgage Finance Agency,                      11/03 at 100.00         AAA         12,339,000
                 Multifamily Housing Revenue Refunding Bonds, Presidential
                 Plaza at Newport Project, FHA-Insured Mortgages,
                 Series 1991-1, 7.000%, 5/01/30

        4,500   New Jersey Housing and Mortgage Finance Agency,                       5/05 at 102.00         AAA          4,723,560
                 Multifamily Housing Revenue Bonds, Series 1995A,
                 6.000%, 11/01/14 - AMBAC Insured

        4,500   New Jersey Housing and Mortgage Finance Agency, Multifamily           5/06 at 102.00         AAA          4,739,580
                 Housing Revenue Bonds, Series 1996A, 6.250%, 5/01/28
                 (Alternative Minimum Tax) - AMBAC Insured

        2,743   Newark Housing Authority, New Jersey, GNMA Collateralized            10/09 at 102.00         Aaa          2,938,641
                 Housing Revenue Bonds, Fairview Apartments Project,
                 Series 2000A, 6.400%, 10/20/34 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 9.8%

        1,585   New Jersey Housing and Mortgage Finance Agency, Home                 10/05 at 101.50         AAA          1,653,662
                 Buyer Revenue Bonds, Series 1995-O, 6.350%, 10/01/27
                 (Alternative Minimum Tax) - MBIA Insured

        1,690   New Jersey Housing and Mortgage Finance Agency, Home Buyer            4/07 at 101.50         AAA          1,776,038
                 Revenue Bonds, Series 1996S, 6.050%, 10/01/28 (Alternative
                 Minimum Tax) - MBIA Insured


                                       16

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY (continued)

$      10,000   New Jersey Housing and Mortgage Finance Agency, Home Buyer           10/07 at 101.50         AAA       $ 10,474,100
                 Revenue Bonds, Series 1997U, 5.850%, 4/01/29 (Alternative
                 Minimum Tax) - MBIA Insured

       10,285   New Jersey Housing and Mortgage Finance Agency, Home                 10/10 at 100.00         AAA         10,864,354
                 Buyer Revenue Bonds, Series 2000CC, 5.875%,10/01/31
                 (Alternative Minimum Tax) - MBIA Insured

        2,965   Puerto Rico Housing Finance Corporation, Mortgage-Backed              6/11 at 100.00         AAA          3,081,643
                 Securities, Home Mortgage Revenue Bonds, Series 2001A,
                 5.200%, 12/01/33

        2,965   Puerto Rico Housing Finance Corporation, Mortgage-Backed              6/11 at 100.00         AAA          3,067,915
                 Securities, Home Mortgage Revenue Bonds, Series 2001B,
                 5.300%, 12/01/28 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.6%

        5,000   New Jersey Economic Development Authority, Economic                     No Opt. Call        Baa3          5,195,150
                 Development Revenue Refunding Bonds, Kapkowski Road
                 Landfill Project, Series 2002, 5.750%, 10/01/21


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.8%

                New Jersey Health Care Facilities Financing Authority, Revenue
                Bonds, House of the Good Shepherd Obligated Group, Series 2001:
        1,000    5.100%, 7/01/21 - RAAI Insured                                       7/11 at 100.00          AA          1,051,680
        1,500    5.200%, 7/01/31 - RAAI Insured                                       7/11 at 100.00          AA          1,568,775

        2,965   New Jersey Economic Development Authority, GNMA                      12/11 at 103.00         Aaa          3,158,110
                 Collateralized Mortgage Revenue Bonds, Victoria Health
                 Corporation Project, Series 2001A, 5.200%, 12/20/36


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 2.0%

        6,250   Salem County Pollution Control Financing Authority,                  11/03 at 100.00         AA-          6,312,250
                 New Jersey, Waste Disposal Revenue Bonds, E.I. DuPont
                 de Nemours and Company - Chambers Works Project,
                 Series 1991A, 6.500%, 11/15/21 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 12.5%

                Clifton, New Jersey, General Obligation Bonds, Series 2002:
        1,700    5.000%, 1/15/21 - FGIC Insured                                       1/11 at 100.00         AAA          1,781,396
        1,625    5.000%, 1/15/22 - FGIC Insured                                       1/11 at 100.00         AAA          1,706,656

                Essex County, New Jersey, General Obligation Refunding Bonds,
                Series 1996A-1:
        3,000    6.000%, 11/15/07 - FGIC Insured                                        No Opt. Call         Aaa          3,499,530
        1,000    5.000%, 11/15/11 - FGIC Insured                                     11/07 at 101.00         Aaa          1,128,150

        2,320   Hoboken, New Jersey, Fiscal Year Adjustment, General                    No Opt. Call         AAA          2,825,899
                 Obligation Bonds, Series 1991, 8.900%, 8/01/06 - FSA Insured

        3,675   Jersey City, New Jersey, Hudson County, Fiscal Year Adjustment          No Opt. Call         AAA          4,368,840
                  Bonds, Series 1991B, 8.400%, 5/15/06 - FSA Insured

                Middleton Township Board of Education, Monmouth County,
                New Jersey, Refunding School Bonds:
        3,500    5.000%, 8/01/22 - FSA Insured                                        8/10 at 100.00         AAA          3,671,045
        1,500    5.000%, 8/01/27 - FSA Insured                                        8/10 at 100.00         AAA          1,565,265

        2,000   Morristown, New Jersey, General Obligation Bonds,                     8/05 at 102.00         AAA          2,226,580
                 Series 1995 Refunding, 6.500%, 8/01/19 - FSA Insured

                New Jersey, General Obligation Bonds, Series 1992D:
        4,000    5.750%, 2/15/06                                                        No Opt. Call          AA          4,434,800
        5,000    6.000%, 2/15/11                                                        No Opt. Call          AA          5,993,900

        2,000   Puerto Rico Public Improvement, General Obligation Refunding          7/11 at 100.00         AAA          2,114,480
                 Bonds, Series 2001, 5.125%, 7/01/30 - FSA Insured

                Sayreville School District, Middlesex County, New Jersey,
                General Obligation Bonds, Series 2002:
        1,470    5.000%, 3/01/24 - FGIC Insured                                       3/12 at 100.00         AAA          1,547,528
        1,545    5.000%, 3/01/25 - FGIC Insured                                       3/12 at 100.00         AAA          1,624,428

          900   West Deptford Township, Gloucester County, New Jersey,                3/06 at 102.00         AAA            986,499
                 General Obligation Bonds, Series 1996, 5.250%, 3/01/14 -
                 AMBAC Insured


                                       17


                            Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ) (continued)
                                    Portfolio of INVESTMENTS June 30, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 17.1%

$       3,320   Atlantic County, New Jersey, Improvement Authority,                  11/10 at 100.00         Aaa       $  3,546,623
                 Egg Harbor Township Guaranteed Revenue Bonds, The Egg
                 Harbor Township Golf Corporation Project, Series 2000,
                 5.400%, 11/01/30 - AMBAC Insured

        2,225   Essex County Improvement Authority, New Jersey, General              10/13 at 100.00         Aaa          2,339,321
                 Obligation Lease Bonds, Correctional Facilities Project,
                 Series 2003A, 5.000%, 10/01/28 - FGIC Insured

       10,000   Essex County Improvement Authority, New Jersey, General              10/10 at 100.00         Aaa         11,583,000
                 Obligation Guaranteed Lease Revenue Bonds, County
                 Correctional Facility Project, Series 2000,
                 6.000%, 10/01/25 - FGIC Insured

                Garden State Preservation Trust, New Jersey, Open Space and
                Farmland Preservation Bonds, Series 2003A:
        2,000    5.250%, 11/01/19 - FSA Insured                                      11/13 at 100.00         AAA          2,217,880
        3,000    5.000%, 11/01/20 - FSA Insured                                      11/13 at 100.00         AAA          3,229,380
        3,365    5.000% 11/01/21 - FSA Insured                                       11/13 at 100.00         AAA          3,598,868

        2,535   Mansfield Township Board of Education, Warren County,                 3/06 at 102.00         AAA          2,835,195
                 New Jersey, Certificates of Participation, 5.900%, 3/01/15 -
                 MBIA Insured

        1,500   Middlesex County, New Jersey, Certificates of Participation,          8/11 at 100.00         AAA          1,570,500
                 Series 2001, 5.000%, 8/01/31 - MBIA Insured

                New Jersey Economic Development Authority, Lease Revenue Bonds,
                Bergen County Administration Complex, Series 1998:
          500    4.050%, 11/15/03 - MBIA Insured                                        No Opt. Call         Aaa            505,830
        4,000    4.750%, 11/15/26 - MBIA Insured                                     11/08 at 101.00         Aaa          4,073,280

        5,000   New Jersey Economic Development Authority, School                     6/12 at 100.00         AAA          5,332,550
                 Facilities Construction Financing Act Bonds, Series 2002C,
                 5.000%, 6/15/20 - MBIA Insured

        5,670   New Jersey Transportation Trust Fund Authority, Transportation       12/11 at 100.00         AAA          5,950,892
                 System Bonds, Series 2001B, 5.000%, 12/15/21 -
                 MBIA Insured

        1,895   North Bergen Township Municipal Utilities Authority,                    No Opt. Call         AAA          2,485,463
                 Hudson County, New Jersey, Sewer Revenue Refunding
                 Bonds, Series 1993, 7.875%, 12/15/09 - FGIC Insured

        1,000   Ocean County Utilities Authority, New Jersey, Wastewater              1/07 at 102.00         Aa1          1,122,770
                 Revenue Refunding Bonds, Series 1997, 5.125%, 1/01/10

        1,250   Ocean County Utilities Authority, New Jersey, Wastewater              1/11 at 101.00         Aa1          1,345,088
                 Revenue Refunding Bonds, Series 2000, 5.000%, 1/01/18

        2,000   West Orange Board of Education, Essex County, New Jersey,            10/09 at 101.00         Aaa          2,319,760
                 Certificates of Participation, Series 1999, 6.000%, 10/01/24 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 38.5%

        3,275   Delaware River and Bay Authority, States of Delaware and              1/10 at 101.00         AAA          3,666,330
                 New Jersey, Revenue Bonds, Series 2000A, 5.750%, 1/01/29 -
                 AMBAC Insured

        2,960   Delaware River Port Authority, Pennsylvania and New Jersey,           1/12 at 100.00         AAA          3,141,330
                 Port District Project Revenue Refunding Bonds, Series 2001A,
                 5.200%, 1/01/27 - FSA Insured

        7,000   Delaware River Port Authority, New Jersey and Pennsylvania,           1/06 at 102.00         AAA          7,562,310
                 Revenue Bonds, Series 1995, 5.500%, 1/01/26 - FGIC Insured

        3,500   Delaware River Port Authority, New Jersey and Pennsylvania,           1/10 at 100.00         AAA          3,936,695
                 Revenue Bonds, Series 1999, 5.750%, 1/01/22 - FSA Insured

        3,000   New Jersey Economic Development Authority, Economic                  11/03 at 100.00         CCC          1,605,000
                 Development Bonds, American Airlines, Inc. Project,
                 7.100%, 11/01/31 (Alternative Minimum Tax)

        3,000   New Jersey Highway Authority, Garden State Senior Parkway,            1/10 at 101.00         AA-          3,275,580
                 Revenue Refunding Bonds, Series 1999, 5.625%, 1/01/30

                New Jersey Turnpike Authority, Turnpike Revenue Bonds,
                Series 1991C:
        9,000    6.500%, 1/01/08 - MBIA Insured                                         No Opt. Call         AAA         10,622,880
          740    6.500%, 1/01/16 - MBIA Insured                                         No Opt. Call         AAA            930,713

                New Jersey Turnpike Authority, Turnpike Revenue Bonds,
                Series 2000A:
        9,275    5.500%, 1/01/25 - MBIA Insured                                       1/10 at 100.00         AAA         10,059,758
       10,000    5.500%, 1/01/27                                                      1/10 at 100.00           A         10,747,800
        2,000    5.500%, 1/01/30 - MBIA Insured                                       1/10 at 100.00         AAA          2,163,740


                                       18

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       9,500   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                7/13 at 100.00         AAA       $ 10,280,900
                 Series 2003A, 5.000%, 1/01/19 (WI, settling 7/09/03) -
                 FGIC Insured

        5,000   Port Authority of New York and New Jersey, Consolidated               6/05 at 101.00         AAA          5,391,750
                 Revenue Bonds, One Hundredth Series 1995,
                 5.750%, 6/15/30 - MBIA Insured

        3,150   Port Authority of New York and New Jersey, Consolidated               7/04 at 101.00         AA-          3,302,366
                 Revenue Bonds, Ninety-Fifth Series 1994, 6.125%, 7/15/29
                 (Alternative Minimum Tax)

        3,930   Port Authority of New York and New Jersey, Consolidated               7/08 at 101.00         AA-          3,979,715
                 Revenue Bonds, One Hundred Twenty-Second Series 2001,
                 5.125%, 1/15/36 (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Consolidated Revenue
                Bonds, One Hundred Twenty-Fifth Series 2002:
        2,280    5.000%, 10/15/26 - FSA Insured                                       4/12 at 101.00         AAA          2,406,722
        5,000    5.000%, 4/15/32 - FSA Insured                                        4/12 at 101.00         AAA          5,259,900

        6,850   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          7,298,881
                 Revenue Bonds, One Hundred Twenty-First Series 2000,
                 5.375%, 10/15/35 - MBIA Insured

                Port Authority of New York and New Jersey, Special Project
                Bonds, JFK International Air Terminal LLC Project, Series 6:
        3,500    7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured              No Opt. Call         AAA          4,375,630
        6,605    5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured           12/07 at 102.00         AAA          7,118,407
       12,130    5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured           12/07 at 100.00         AAA         13,151,831

        2,000   South Jersey Port Corporation, New Jersey, Marine Terminal            1/13 at 100.00           A          2,051,640
                 Revenue Refunding Bonds, Series 2002K, 5.100%, 1/01/33


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 5.9%

        5,175   The Children's Trust Fund, Puerto Rico, Tobacco Settlement            7/10 at 100.00         AAA          5,806,919
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        1,000   Monmouth County Improvement Authority, New Jersey,                    7/07 at 101.00         AAA          1,163,560
                 Revenue Bonds, Howell Township Board of Education
                 Project, Series 1997, 5.800%, 7/15/17 (Pre-refunded to
                 7/15/07) - AMBAC Insured

        2,770   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                  No Opt. Call        A***          3,425,105
                 Series 1991C, 6.500%, 1/01/16

        7,500   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          8,289,900
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/34


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 8.0%

        3,255   Camden County Pollution Control Financing Authority,                 12/03 at 100.00          B2          3,116,044
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991B, 7.500%, 12/01/09
                 (Alternative Minimum Tax)

        3,500   Camden County Pollution Control Financing Authority,                 12/03 at 100.00          B2          3,349,220
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991A, 7.500%, 12/01/10
                 (Alternative Minimum Tax)

          400   New Jersey Economic Development Authority, Adjustable                 7/03 at 102.00          A2            420,680
                 Fixed-Rate Pollution Control Revenue Bonds, Jersey Central
                 Power and Light Company Project, Series 1985,
                 7.100%, 7/01/15

        5,950   Puerto Rico Electric Power Authority, Power Revenue                   7/09 at 101.50         AAA          6,818,760
                 Refunding Bonds, Series FF, 5.250%, 7/01/13 - MBIA Insured

        5,000   Puerto Rico Electric Power Authority, Power Revenue Refunding           No Opt. Call         AAA          5,979,450
                 Bonds, Series 1995Y, 7.000%, 7/01/07 - MBIA Insured

        2,500   Salem County Pollution Control Financing Authority,                   4/12 at 101.00        Baa1          2,504,725
                 New Jersey, Pollution Control Revenue Refunding Bonds,
                 PSEG Power LLC Project, Series 2001A, 5.750%, 4/01/31
                 (Alternative Minimum Tax)

        3,000   Union County Utilities Authority, New Jersey, Solid Waste             6/08 at 101.00         AAA          3,065,850
                 Facility Senior Lease Revenue Bonds, Ogden Martin Systems
                 of Union, Inc. Lessee, Series 1998A, 5.000%, 6/01/23
                 (Alternative Minimum Tax) - AMBAC Insured


                                       19


                            Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ) (continued)
                                    Portfolio of INVESTMENTS June 30, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 6.3%

$       3,000   Jersey City Municipal Utilities Authority, Hudson County,             7/08 at 102.00         AAA        $ 3,085,350
                 New Jersey, Sewer Revenue Bonds, Series 2001A-2,
                 5.200%, 7/15/21 (Alternative Minimum Tax) - FGIC Insured

        7,500   New Jersey Economic Development Authority, Water                      5/06 at 102.00         AAA          8,020,725
                 Facilities Revenue Bonds, American Water Works
                 Company Project, Series 1996, 6.000%, 5/01/36 (Alternative
                 Minimum Tax) - FGIC Insured

        5,250   New Jersey Economic Development Authority, Water                      7/08 at 102.00         AAA          5,463,465
                 Facilities Revenue Bonds, American Water Works Company
                 Project, Series 1998A, 5.250%, 7/01/38 (Alternative
                 Minimum Tax) - FGIC Insured

        3,000   North Hudson Sewer Authority, New Jersey, Sewer Revenue               8/12 at 100.00         Aaa          3,313,286
                 Refunding Bonds, Series 2002A, 5.250%, 8/01/18 -
                 FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     447,238   Total Long-Term Investments (cost $448,199,531) - 150.0%                                                475,389,341
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                      3,580,246
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.1)%                                                       (162,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $316,969,587
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                                       20


                            Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)
                            Portfolio of
                                    INVESTMENTS June 30, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.3%

$       3,500   Tobacco Settlement Financing Corporation, New Jersey,                 6/12 at 100.00          A-       $  3,084,970
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2003:
        3,520    6.125%, 6/01/24                                                      6/13 at 100.00          A-          3,245,581
        2,250    6.375%, 6/01/32                                                      6/13 at 100.00          A-          2,030,378


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 14.1%

                New Jersey Higher Education Student Assistance Authority,
                Student Loan Revenue Bonds, Series 2000A:
        3,180    5.700%, 6/01/08 (Alternative Minimum Tax) - MBIA Insured               No Opt. Call         AAA          3,550,311
        2,140    6.000%, 6/01/15 (Alternative Minimum Tax) - MBIA Insured             6/10 at 101.00         AAA          2,375,678

        3,180   New Jersey Economic Development Authority, Economic                     No Opt. Call         N/R          3,459,204
                 Development Bonds, Yeshiva Ktana of Passaic  1992 Project,
                 8.000%, 9/15/18

          515   New Jersey Educational Facilities Authority, Revenue Bonds,           7/03 at 100.00          A-            517,292
                 Trenton State College Issue, Series 1976D, 6.750%, 7/01/08

        1,000   New Jersey Educational Facilities Authority, Revenue                  7/04 at 102.00         AAA          1,059,950
                 Bonds, New Jersey Institute of Technology Issue,
                 Series 1994A, 6.000%, 7/01/24 - MBIA Insured

        3,330   New Jersey Educational Facilities Authority, Revenue                  7/06 at 101.00         AAA          3,722,108
                 Bonds, Montclair State University, Dormitory/Cafeteria
                 Facility, Series 1996C, 5.400%, 7/01/12 - AMBAC Insured

        2,500   New Jersey Educational Facilities Authority, Revenue Bonds,           7/10 at 100.00         AAA          2,816,425
                 Princeton University, Series 2000E, 5.500%, 7/01/17

          500   New Jersey Educational Facilities Authority, Revenue                  7/13 at 100.00           A            513,110
                 Bonds, Fairleigh Dickinson University, Series 2002D,
                 5.250%, 7/01/32 - ACA Insured

          445   New Jersey Higher Education Assistance Authority, Student             7/03 at 101.00          A+            450,229
                 Loan Revenue Bonds, New Jersey Class  Loan Program,
                 Series 1992A, 6.125%, 7/01/09 (Alternative Minimum Tax)

        3,640   New Jersey Higher Education Assistance Authority, Student             6/09 at 101.00         AAA          3,891,488
                 Loan Revenue Bonds, Series 1999A, 5.250%, 6/01/18
                 (Alternative Minimum Tax) - MBIA Insured

        2,025   University of Medicine and Dentistry, New Jersey,                     4/13 at 100.00         AAA          2,159,703
                 Certificates of Participation, Series 2003, 5.000%, 4/15/21 -
                 AMBAC Insured

        3,000   University of Medicine and Dentistry, New Jersey, Revenue            12/12 at 100.00         AAA          3,148,110
                  Bonds, Series 2002A, 5.000%, 12/01/31 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.0%

        3,500   New Jersey Health Care Facilities Financing Authority, Revenue        7/11 at 100.00          A3          3,658,060
                 Bonds, Kennedy Health System, Series 2001, 5.625%, 7/01/31

        1,710   New Jersey Health Care Facilities Financing Authority,                1/12 at 100.00          AA          1,779,050
                 Revenue Refunding Bonds, Bayshore Community Hospital,
                 Series 2002, 5.000%, 7/01/22 - RAAI Insured

        1,130   New Jersey Health Care Facilities Financing Authority,                7/12 at 100.00          A-          1,208,151
                 Revenue Refunding Bonds, Atlantic City Medical Center,
                 Series 2002, 5.750%, 7/01/25

        2,500   New Jersey Health Care Facilities Financing Authority,                7/12 at 100.00        Baa1          2,610,950
                 Revenue Bonds, South Jersey Hospital System, Series 2002,
                 5.875%, 7/01/21

        1,875   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00        Baa2          1,877,138
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/33

        2,900   New Jersey Health Care Facilities Financing Authority,                1/10 at 101.00          A2          3,061,965
                 Revenue Bonds, Hackensack University Medical Center,
                 Series 2000, 6.000%, 1/01/34

        2,000   New Jersey Health Care Facilities Financing Authority,                7/10 at 100.00         AAA          2,282,680
                 Revenue Bonds, Society of the Valley Hospital Obligated
                 Group, Series 2000, 5.750%, 7/01/15 - AMBAC Insured


                                       21


                             Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ) (continued)
                                    Portfolio of INVESTMENTS June 30, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       1,800   New Jersey Health Care Facilities Financing Authority,                7/09 at 101.00         AAA       $  2,085,102
                 Revenue Bonds, Meridian Health System Obligated
                 Group, Series 1999, 5.625%, 7/01/12 - FSA Insured

        2,900   Puerto Rico Industrial, Medical, Educational, and                    12/03 at 103.00          A2          2,992,626
                 Environmental Pollution Control Facilities Financing
                 Authority, Adjustable Rate Industrial Revenue Bonds,
                 American Home Products Corporation,
                 Series 1983A, 5.100%, 12/01/18


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 7.9%

          340   Essex County Improvement Authority, New Jersey, FNMA                 11/12 at 100.00         Aaa            343,815
                 Multifamily Enhanced Revenue Bonds, Mount Carmel
                 Towers Project, Series 2002, 4.750%, 11/01/22 (Alternative
                 Minimum Tax)

          710   Long Branch Housing Finance Corporation, New Jersey,                 10/03 at 100.00         N/R            713,394
                 Housing Revenue Bonds, Washington Manor Associates Ltd.
                 Section 8 Assisted Elderly Project, Series 1980,
                 10.000%, 10/01/11

        4,000   New Jersey Housing and Mortgage Finance Agency,                      11/03 at 100.00         AAA          4,113,000
                 Multifamily Housing Revenue Refunding Bonds, Presidential
                 Plaza at Newport Project, FHA-Insured Mortgages,
                 Series 1991-1, 7.000%, 5/01/30

        2,875   New Jersey Housing and Mortgage Finance Agency,                       5/05 at 102.00         AAA          3,017,830
                 Multifamily Housing Revenue Bonds, Series 1995A,
                 6.000%, 11/01/14 - AMBAC Insured

        7,000   New Jersey Housing and Mortgage Finance Agency,                      11/07 at 101.50         AAA          7,293,510
                 Multifamily Housing Revenue Bonds, Series 1997A,
                 5.550%, 5/01/27 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.6%

        1,000   New Jersey Housing and Mortgage Finance Agency, Home                 10/05 at 101.50         AAA          1,044,970
                 Buyer Revenue Bonds, Series 1995-O, 6.300%, 10/01/23
                 (Alternative Minimum Tax) - MBIA Insured

          155   New Jersey Housing and Mortgage Finance Agency, Home                  4/06 at 101.50         AAA            163,533
                  Buyer Revenue Bonds, Series 1996-P, 5.650%, 4/01/14 -
                  MBIA Insured

        2,345   New Jersey Housing and Mortgage Finance Agency, Home                  4/07 at 101.50         AAA          2,464,384
                 Buyer Revenue Bonds, Series 1996S, 6.050%, 10/01/28
                 (Alternative Minimum Tax) - MBIA Insured

                New Jersey Housing and Mortgage Finance Agency, Home
                Buyer Revenue Bonds, Series 1997U:
        1,965    5.700%, 10/01/14 (Alternative Minimum Tax) - MBIA Insured           10/07 at 101.50         AAA          2,085,081
        1,500    5.850%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured            10/07 at 101.50         AAA          1,571,115

        1,000   New Jersey Housing and Mortgage Finance Agency, Home                 10/08 at 101.50         AAA          1,030,430
                 Buyer Revenue Bonds, Series 1998X, 5.350%, 4/01/29
                 (Alternative Minimum Tax) - MBIA Insured

          500   New Jersey Housing and Mortgage Finance Agency, Home                    No Opt. Call         AAA            540,125
                 Buyer Revenue Bonds, Series 2000CC, 4.600%, 10/01/09 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 0.5%

        1,000   New Jersey Economic Development Authority, Economic                     No Opt. Call        Baa3          1,039,030
                 Development Revenue Refunding Bonds, Kapkowski Road
                 Landfill Project, Series 2002, 5.750%, 10/01/21


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.7%

        3,255   New Jersey Economic Development Authority, Revenue                   10/03 at 103.00          A+          3,358,476
                 Bonds, Morris Hall-St. Lawrence, Inc. Project, Series 1993A,
                 6.150%, 4/01/13


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 0.3%

          600   New Jersey Economic Development Authority, Economic                  12/03 at 102.00         Aa3            619,332
                 Growth Bonds, Composite Issue - Second Series 1992T,
                 5.300%, 12/01/07 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 12.4%

        2,460   Freehold Regional High School District, Monmouth County                 No Opt. Call         AAA          2,793,478
                 Board of Education, New Jersey, School District Refunding
                 Bonds, Series 2001, 5.000%, 3/01/17 - FGIC Insured

        2,000   Jersey City, New Jersey, General Obligation Bonds, Refunding            No Opt. Call         AAA          2,323,220
                 and School Improvements, Series 2002B, 5.250%, 3/01/13 -
                 AMBAC Insured

                New Jersey, General Obligation Bonds, Series 1992D:
        2,760    5.750%, 2/15/06                                                        No Opt. Call          AA          3,060,012
        4,000    5.800%, 2/15/07                                                        No Opt. Call          AA          4,543,880
        2,500    6.000%, 2/15/11                                                        No Opt. Call          AA          2,996,950
        1,560    6.000%, 2/15/13                                                        No Opt. Call          AA          1,905,571


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       4,000   Passaic County, New Jersey, General Improvement Refunding               No Opt. Call         AAA        $ 4,649,640
                 Bonds, Series 1993, 5.125%, 9/01/12 - FGIC Insured

        1,800   Woodbridge Township, Middlesex County, New Jersey,                    7/09 at 102.00         Aaa          1,949,544
                 Sewer Utility Bonds, Series 1999, 5.300%, 7/01/20 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 19.2%

        2,225   Essex County Improvement Authority, New Jersey, General              10/13 at 100.00         Aaa          2,339,321
                 Obligation Lease Bonds, Correctional Facilities Project,
                 Series 2003A, 5.000%, 10/01/28 - FGIC Insured

                Garden State Preservation Trust, New Jersey, Open Space and
                Farmland Preservation Bonds, Series 2003A:
        1,200    5.250%, 11/01/19 - FSA Insured                                      11/13 at 100.00         AAA          1,330,728
        1,750    5.000%, 11/01/20 - FSA Insured                                      11/13 at 100.00         AAA          1,883,805
        1,965    5.000%, 11/01/21 - FSA Insured                                      11/13 at 100.00         AAA          2,101,568

        1,000   Hudson County Improvement Authority, New Jersey, Utility              1/08 at 101.50         AAA          1,064,140
                 System Revenue Bonds, Harrison Franchise Acquisition
                 Project, Series 1997, 5.350%, 1/01/27 - FSA Insured

        2,250   New Jersey Building Authority, State Building Revenue                 6/10 at 100.00         AA-          2,404,508
                 Bonds, Series 2000A, 5.125%, 6/15/20

        2,000   New Jersey Economic Development Authority, Lease Revenue             11/08 at 101.00         Aaa          2,036,640
                 Bonds, Bergen County Administration Complex,
                 Series 1998, 4.750%, 11/15/26 - MBIA Insured

        1,000   New Jersey Economic Development Authority, Revenue                    8/03 at 102.00         AAA          1,025,170
                 Bonds, Public Schools Small Project Loan Program,
                 Series 1993, 5.400%, 8/15/12

        2,000   New Jersey Economic Development Authority, School Facilities          6/12 at 100.00         AAA          2,133,020
                 Construction Financing Act Bonds, Series 2002C,
                 5.000%, 6/15/20 - MBIA Insured

                New Jersey Transportation Trust Fund Authority, Transportation
                System Bonds, Series 1995A:
          385    5.500%, 6/15/12 - MBIA Insured                                       6/05 at 102.00         AAA            422,203
        5,000    5.000%, 6/15/15 - MBIA Insured                                       6/05 at 102.00         AAA          5,373,750

          685   New Jersey Transportation Trust Fund Authority, Transportation        6/05 at 102.00         AAA            745,520
                 System Bonds, Series 1995B, 5.500%, 6/15/15 - MBIA Insured

        7,500   Puerto Rico Municipal Finance Agency, Loan Pool Bonds,                8/09 at 101.00         AAA          8,545,725
                  Series 1999A, 5.500%, 8/01/17 - FSA Insured

        1,000   Stony Brook Regional Sewer Authority, Princeton, New Jersey,            No Opt. Call         AA-          1,183,220
                  Revenue Refunding Bonds, Series 1993B, 5.450%, 12/01/12

        2,445   Union County Improvement Authority, New Jersey, General               6/13 at 100.00         Aa1          2,581,407
                 Obligation Lease Revenue Bonds, Series 2003, 5.000%, 6/15/23

        2,250   Western Monmouth Utilities Authority, Monmouth County,                2/05 at 102.00         AAA          2,423,475
                 New Jersey, Revenue Refunding Bonds, Series 1995A,
                 5.600%, 2/01/14 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 33.3%

        5,000   Delaware River Port Authority, New Jersey and Pennsylvania,           1/08 at 101.00         AAA          5,263,950
                 Port District Project Bonds, Series 1998B, 5.000%, 1/01/19 -
                 MBIA Insured

                New Jersey Turnpike Authority, Turnpike Revenue Bonds,
                Series 1991C:
        1,340    6.500%, 1/01/08                                                        No Opt. Call           A          1,575,358
        2,185    6.500%, 1/01/16 - AMBAC Insured                                        No Opt. Call         AAA          2,748,118
        3,505    6.500%, 1/01/16 - MBIA Insured                                         No Opt. Call         AAA          4,408,309

        2,495   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                1/10 at 100.00         AAA          2,706,102
                 Series 2000A, 5.500%, 1/01/25 - MBIA Insured

        5,750   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                7/13 at 100.00         AAA          6,222,650
                 Series 2003A, 5.000%, 1/01/19 (WI, settling 7/09/03) -
                 FGIC Insured

        3,000   Port Authority of New York and New Jersey, Consolidated              10/04 at 101.00         AAA          3,185,490
                 Revenue Bonds, Ninety-Sixth Series 1994,
                 6.600%, 10/01/23 (Alternative Minimum Tax) - FGIC Insured

                Port Authority of New York and New Jersey, Consolidated Revenue
                Bonds, Ninety-Ninth Series 1995:
        1,200    5.750%, 11/01/09 (Alternative Minimum Tax) - FGIC Insured            5/05 at 101.00         AAA          1,296,360
        2,500    5.750%, 11/01/14 (Alternative Minimum Tax) - FGIC Insured            5/05 at 101.00         AAA          2,664,525

        1,500   Port Authority of New York and New Jersey, Consolidated               7/06 at 101.00         AA-          1,660,275
                 Revenue Bonds, One Hundred Sixth Series 1996,
                 6.000%, 7/01/16 (Alternative Minimum Tax)


                                       23


                            Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ) (continued)
                                    Portfolio of INVESTMENTS June 30, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

                Port Authority of New York and New Jersey, Consolidated Revenue
                Bonds, One Hundredth Series 1995:
$       2,500    5.750%, 12/15/20 - FGIC Insured                                      6/05 at 101.00         AAA       $  2,696,650
        2,000    5.750%, 6/15/30 - MBIA Insured                                       6/05 at 101.00         AAA          2,156,700

        2,000   Port Authority of New York and New Jersey, Consolidated               6/05 at 101.00         AA-          2,071,240
                 Revenue Bonds, One Hundred Twelfth Series 1998,
                 5.250%, 12/01/13 (Alternative Minimum Tax)

        2,000   Port Authority of New York and New Jersey, Consolidated               4/12 at 101.00         AAA          2,103,960
                 Revenue Bonds, One Hundred Twenty-Fifth Series 2002,
                 5.000%, 4/15/32 - FSA Insured

                Port Authority of New York and New Jersey, Special Project
                Bonds, JFK International Air Terminal LLC Project, Series 6:
       10,000    5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured           12/07 at 102.00         AAA         10,777,300
       11,000    5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured           12/07 at 100.00         AAA         11,926,640

        1,435   South Jersey Transportation Authority New Jersey,                    11/09 at 101.00         AAA          1,517,068
                 Transportation System Revenue Bonds, Series 1999,
                 5.125%, 11/01/22 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 18.3%

        1,275   Camden County Improvement Authority, New Jersey, County              10/05 at 102.00         AAA          1,422,836
                 Guaranteed Lease Revenue Bonds, Series 1995,
                 5.625%, 10/01/15 (Pre-refunded to 10/01/05) -
                 MBIA Insured

        5,175   The Children's Trust Fund, Puerto Rico, Tobacco Settlement            7/10 at 100.00         AAA          5,806,919
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        1,000   Essex County Utilities Authority, New Jersey, Solid Waste             4/06 at 102.00         AAA          1,131,230
                 System Revenue Bonds, Secured by a Count Deficiency
                 Agreement, Series 1996A, 5.600%, 4/01/16 (Pre-refunded
                 to 4/01/06) - FSA Insured

          685   New Jersey Health Care Facilities Financing Authority,                8/04 at 102.00      Aa2***            733,745
                 FHA-Insured Mortgage Revenue Refunding Bonds,
                 Wayne General Hospital Issue, Series 1994B,
                 5.750%, 8/01/11 (Pre-refunded to 8/01/04)

        3,750   New Jersey Educational Facilities Authority, Revenue                  7/06 at 101.00         AAA          4,187,663
                 Bonds, Trenton State College Issue, Series 1996A,
                 5.125%, 7/01/24 (Pre-refunded to 7/01/06) - MBIA Insured

        2,500   New Jersey Educational Facilities Authority, Revenue Bonds,           7/06 at 101.00         AAA          2,855,800
                 Rowan College Issue, Series 1996E, 6.000%, 7/01/21
                 (Pre-refunded to 7/01/06) - AMBAC Insured

        2,000   New Jersey Transit Corporation, Federal Transit                       9/09 at 100.00         AAA          2,425,200
                 Administration Grants, Certificates of Participation,
                 Series 2000A, 6.125%, 9/15/15 (Pre-refunded to
                 9/15/09) - AMBAC Insured

        2,025   New Jersey Transportation Trust Fund Authority, Transportation       12/11 at 100.00         AAA          2,503,811
                 System Bonds, Series 2001B, 6.000%, 12/15/19 (Pre-refunded to 12/15/11) - MBIA Insured

          115   New Jersey Transportation Trust Fund Authority, Transportation          No Opt. Call         AAA            126,770
                 System Bonds, Series 1995A, 5.500%, 6/15/12 - MBIA Insured

          415   New Jersey Transportation Trust Fund Authority, Transportation        6/05 at 102.00         AAA            457,475
                 System Bonds, Series 1995B, 5.500%, 6/15/15 (Pre-refunded
                 to 6/15/05) - MBIA Insured

        8,420   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                  No Opt. Call        A***         10,411,330
                 Series 1991C, 6.500%, 1/01/16

                Sparta Township School District, Sussex County,
                New Jersey, General Obligation Bonds, Series 1996:
        1,100    5.800%, 9/01/19 (Pre-refunded to 9/01/06) - MBIA Insured             9/06 at 100.00         AAA          1,246,652
        1,100    5.800%, 9/01/20 (Pre-refunded to 9/01/06) - MBIA Insured             9/06 at 100.00         AAA          1,246,652
        1,100    5.800%, 9/01/21 (Pre-refunded to 9/01/06) - MBIA Insured             9/06 at 100.00         AAA          1,246,652


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 2.3%

        2,330   Camden County Pollution Control Financing Authority,                 12/03 at 100.00          B2          2,237,289
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991D, 7.250%, 12/01/10

        2,000   Puerto Rico Electric Power Authority, Power Revenue Refunding         7/09 at 101.50         AAA          2,292,020
                 Bonds, Series FF, 5.250%, 7/01/13 - MBIA Insured


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 15.8%

                Bayonne Municipal Utilities Authority, New Jersey, Water
                System Revenue Bonds, Series 2003A Refunding:
$       1,450    5.000%, 4/01/19 - XLCA Insured                                       4/13 at 100.00         Aaa       $  1,554,545
        1,250    5.000%, 4/01/24 - XLCA Insured                                       4/13 at 100.00         Aaa          1,307,363

        1,000   Jersey City Sewer Authority, Hudson County, New Jersey,                 No Opt. Call         AAA          1,242,450
                 Sewer Revenue Refunding Bonds, Series 1993,
                 6.250%, 1/01/14 - AMBAC Insured

        3,100   New Jersey Economic Development Authority, Water                      3/04 at 102.00         AAA          3,197,929
                  Facilities Revenue Refunding Bonds, Hackensack Water
                 Company Project, Series 1994B, 5.900%, 3/01/24
                 (Alternative Minimum Tax) - MBIA Insured

        3,250   New Jersey Economic Development Authority, Water                      7/08 at 102.00         AAA          3,382,145
                 Facilities Revenue Bonds, American Water Works Company
                 Project, Series 1998A, 5.250%, 7/01/38 (Alternative
                 Minimum Tax) - FGIC Insured

        6,950   New Jersey Environmental Infrastructure Trust,                        9/11 at 101.00         AAA          7,253,785
                 Environmental Infrastructure Bonds, Series 2001A,
                 4.750%, 9/01/20

        7,000   North Hudson Sewer Authority, New Jersey, Sewer Revenue               8/06 at 101.00         AAA          7,241,780
                 Bonds, Series 1996, 5.125%, 8/01/22 - FGIC Insured

        3,500   North Hudson Sewer Authority, New Jersey, Sewer Revenue               8/12 at 100.00         Aaa          3,843,000
                 Refunding Bonds, Series 2002A, 5.250%, 8/01/19 -
                 FGIC Insured

        1,500   Wanaque Valley Regional Sewer Authority, Passaic County,                No Opt. Call         AAA          1,808,678
                 New Jersey, Sewer Revenue Refunding Bond, Series 1993B,
                 5.750%, 9/01/18 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     262,420   Total Long-Term Investments (cost $262,699,786) - 145.7%                                                284,939,193
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                      2,228,830
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (46.8)%                                                        (91,600,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $195,568,023
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.


                                 See accompanying notes to financial statements.


                                       25


                            Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
                            Portfolio of
                                    INVESTMENTS June 30, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.2%

$         250   New Jersey Economic Development Authority, Industrial                 4/06 at 102.00         Ba3       $    248,333
                 Development Revenue Bonds, Newark Airport Marriott
                 Hotel, Series 1996 Refunding, 7.000%, 10/01/14


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.9%

        1,000   Tobacco Settlement Financing Corporation, New Jersey,                 6/12 at 100.00          A-            881,420
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2003:
        2,240    6.125%, 6/01/24                                                      6/13 at 100.00          A-          2,065,370
        1,125    6.375%, 6/01/32                                                      6/13 at 100.00          A-          1,015,189


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 17.4%

        2,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/11 at 101.00         AAA          2,095,220
                 Rowan College, Series 2001C, 5.000%, 7/01/31 - FGIC Insured

          200   New Jersey Educational Facilities Authority, Revenue                  7/11 at 100.00         AAA            222,652
                 Refunding Bonds, Seton Hall University Project,
                 Series 2001A, 5.250%, 7/01/16 - AMBAC Insured

                New Jersey Educational Facilities Authority, Revenue
                Refunding Bonds, Seton Hall University
                Project, Series 2001G:
        3,820    4.875%, 7/01/21 - AMBAC Insured                                      7/11 at 100.00         AAA          3,968,713
        1,600    5.000%, 7/01/26 - AMBAC Insured                                      7/11 at 100.00         AAA          1,671,856

        1,000   New Jersey Educational Facilities Authority, Revenue                  7/11 at 100.00         AAA          1,097,510
                 Bonds, New Jersey Institute of Technology, Series 2001G,
                 5.250%, 7/01/18 - MBIA Insured

        1,565   New Jersey Educational Facilities Authority, Revenue                  7/10 at 100.00         AAA          1,742,017
                 Bonds, Princeton University, Series 2000E,
                 5.250%, 7/01/16

                Puerto Rico Industrial, Tourist, Educational, Medical, and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, University of the Sacred Heart Project,
                Series 2001:
        2,000    5.250%, 9/01/21                                                      9/11 at 100.00         BBB          2,075,840
        2,000    5.250%, 9/01/31                                                      9/11 at 100.00         BBB          2,058,060

          500   Puerto Rico Industrial, Tourist, Educational, Medical, and           12/12 at 101.00         BBB            519,060
                 Environmental Control Facilities Financing Authority,
                 Higher Education Revenue Bonds, Ana G. Mendez University
                 System Project, Refunding Series 2002, 5.500%, 12/01/31

        1,905   University of Puerto Rico, University System Revenue Bonds,           6/05 at 101.50         AAA          2,026,082
                 Series 1995M, 5.250%, 6/01/25 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 1.0%

        1,000   Virgin Islands Government Refinery Facilities, Senior                 1/13 at 100.00        BBB-          1,023,100
                 Secured Revenue Bonds, Hovensa LLC Coker Project,
                 Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 31.1%

        3,500   New Jersey Health Care Facilities Financing Authority,                7/11 at 100.00          A3          3,658,060
                 Revenue Bonds, Kennedy Health System, Series 2001,
                 5.625%, 7/01/31

        1,350   New Jersey Health Care Facilities Financing Authority,                7/12 at 100.00        Baa1          1,409,913
                 Revenue Bonds, South Jersey Hospital System,
                 Series 2002, 5.875%, 7/01/21

        1,000   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00        Baa2          1,001,140
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/33

        1,100   New Jersey Health Care Facilities Financing Authority,                  No Opt. Call         AAA          1,232,110
                 Revenue Bonds, Kennedy Health System Obligated Group,
                 Series 1998B, 5.750%, 7/01/06 - MBIA Insured

          500   New Jersey Health Care Facilities Financing Authority,                7/10 at 101.00        BBB-            551,095
                 Revenue Bonds, Trinitas Hospital Obligated Group,
                 Series 2000, 7.500%, 7/01/30


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

                New Jersey Health Care Facilities Financing Authority, Revenue
                Bonds, Robert Wood Johnson University Hospital, Series 2000:
$       3,000    5.750%, 7/01/25                                                      7/10 at 100.00          A+       $  3,263,460
       12,000    5.750%, 7/01/31                                                      7/10 at 100.00          A+         13,023,720

        4,500   New Jersey Health Care Facilities Financing Authority,                1/09 at 101.00         AAA          4,453,335
                 Revenue Bonds, Virtua Health System, Series 1998,
                 4.500%, 7/01/28 - FSA Insured

        2,500   New Jersey Health Care Facilities Financing Authority,                7/09 at 101.00          A2          2,569,375
                 Revenue Refunding Bonds, Burdette Tomlin Memorial
                 Hospital, Series 1999, 5.500%, 7/01/29


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 0.3%

          275   New Jersey Economic Development Authority, District                  12/03 at 102.00        BBB-            277,302
                 Heating and Cooling Revenue Bonds, Trigen-Trenton
                 Project, Series 1993B, 6.100%, 12/01/04 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.5%

                New Jersey Economic Development Authority, Economic Development
                Revenue Bonds, Masonic Charity Foundation Project, Series 2001:
        1,000    6.000%, 6/01/25                                                      6/11 at 102.00          A+          1,132,740
          335    5.500%, 6/01/31                                                      6/11 at 102.00          A+            361,415


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 17.4%

                Hamilton Township, Mercer County Board of Education, New Jersey,
                General Obligation Bonds, Series 2001:
        1,850    4.750%, 8/15/18 - FSA Insured                                        8/10 at 100.00         AAA          1,935,785
        1,630    4.750%, 8/15/19 - FSA Insured                                        8/10 at 100.00         AAA          1,697,368

        1,000   Jersey City, New Jersey, General Obligation Bonds,                      No Opt. Call         AAA          1,161,610
                 Refunding and School Improvements, Series 2002B,
                 5.250%, 3/01/13 - AMBAC Insured

                Puerto Rico Public Improvement, General Obligation
                Refunding Bonds, Series 2001:
        3,500    5.250%, 7/01/27 - FSA Insured                                        7/11 at 100.00         AAA          3,753,995
        8,500    5.125%, 7/01/30 - FSA Insured                                        7/11 at 100.00         AAA          8,986,540


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 8.9%

                Garden State Preservation Trust, New Jersey, Open Space and
                Farmland Preservation Bonds, Series 2003A:
          550    5.250%, 11/01/19 - FSA Insured                                      11/13 at 100.00         AAA            609,917
          900    5.000%, 11/01/20 - FSA Insured                                      11/13 at 100.00         AAA            968,814
        1,015    5.000%, 11/01/21 - FSA Insured                                      11/13 at 100.00         AAA          1,085,543

                New Jersey Economic Development Authority, School
                Facilities Construction Bonds, Series 2001A:
        2,000    5.250%, 6/15/19 - AMBAC Insured                                      6/11 at 100.00         AAA          2,181,880
        2,400    5.000%, 6/15/21 - AMBAC Insured                                      6/11 at 100.00         AAA          2,516,784

        1,500   Virgin Islands Public Finance Authority, Revenue Refunding           10/08 at 101.00          AA          1,591,725
                 Senior Lien Bonds, Matching Fund Loan Notes, Series 1998A,
                 5.500%, 10/01/18 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 23.2%

        1,000   Delaware River and Bay Authority, Delaware and New Jersey,            1/13 at 100.00         AAA          1,108,440
                  Revenue Bonds, Series 2003, 5.250%, 1/01/18 - MBIA Insured

        3,000   New Jersey Economic Development Authority, Special                   11/10 at 101.00           B          2,505,240
                 Facilities Revenue Bonds, Continental Airlines, Inc. Project,
                 Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)

        3,000   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                7/13 at 100.00         AAA          3,246,600
                 Series 2003A, 5.000%, 1/01/19 (WI, settling 7/09/03) -
                 FGIC Insured

        3,000   Port Authority of New York and New Jersey, Consolidated               1/07 at 101.00         AAA          3,186,210
                 Revenue Bonds, One Hundred Ninth Series 1997,
                 5.375%, 1/15/32 - MBIA Insured

        3,500   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          3,693,200
                 Revenue Bonds, One Hundred Twentieth Series 2000,
                 5.500%, 10/15/35 (Alternative Minimum Tax) - MBIA Insured

        5,000   Port Authority of New York and New Jersey, Special                   12/07 at 102.00         AAA          5,388,650
                 Project Bonds, JFK International Air Terminal LLC Project,
                 Series 6, 5.750%, 12/01/22 (Alternative Minimum Tax) -
                 MBIA Insured


                                       27


                            Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ) (continued)
                                    Portfolio of INVESTMENTS June 30, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       4,000   South Jersey Transportation Authority, New Jersey,                   11/09 at 101.00         AAA       $  4,228,760
                 Transportation System Revenue Bonds, Series 1999,
                 5.125%, 11/01/22 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 14.2%

        5,215   The Children's Trust Fund, Puerto Rico, Tobacco Settlement            7/10 at 100.00         AAA          6,332,366
                 Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
                 (Pre-refunded to 7/01/10)

        3,110   New Jersey Transportation Trust Fund Authority, Transportation        6/09 at 100.00      AA-***          3,554,730
                 System Bonds, Series 1998A, 5.000%, 6/15/17 (Pre-refunded
                 to 6/15/09)

        4,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          4,414,080
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 2.6%

        2,680   Camden County Pollution Control Financing Authority,                 12/03 at 100.00          B2          2,565,591
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991B, 7.500%, 12/01/09
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 26.4%

        4,635   New Jersey Economic Development Authority, Water Facilities           5/08 at 102.00         Aaa          4,903,227
                 Revenue Bonds, American Water Works Company Project,
                 Series 1997B, 5.375%, 5/01/32 (Alternative Minimum Tax) -
                 FGIC Insured

        7,000   New Jersey Economic Development Authority, Water                      2/08 at 102.00         AAA          7,355,530
                 Facilities Revenue Bonds, Middlesex Water Company
                 Project, Series 1998, 5.350%, 2/01/38 (Alternative
                 Minimum Tax) - MBIA Insured

        5,000   New Jersey Economic Development Authority, Water                      7/08 at 102.00         AAA          5,203,300
                 Facilities Revenue Bonds, American Water Works Company
                 Project, Series 1998A, 5.250%, 7/01/38 (Alternative
                 Minimum Tax) - FGIC Insured

        2,775   New Jersey Environmental Infrastructure Trust,                        9/08 at 101.00         AAA          2,856,252
                 Environmental Infrastructure Bonds, Series 1998A,
                 4.500%, 9/01/18

       15,840   North Hudson Sewer Authority, New Jersey, Sewer Revenue                 No Opt. Call         Aaa          6,163,341
                 Refunding Bonds, Series 2001A, 0.000%, 8/01/23 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     150,865   Total Long-Term Investments (cost $140,849,524) - 148.1%                                                148,839,565
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.3)%                                                                     (337,823)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.8)%                                                        (48,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $100,501,742
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                                       28

                            Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ)
                            Portfolio of
                                    INVESTMENTS June 30, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 1.8%

$       1,250   New Jersey Economic Development Authority, Industrial                 4/06 at 102.00         Ba3       $  1,241,663
                 Development Revenue Bonds, Newark Airport Marriott
                 Hotel, Series 1996 Refunding, 7.000%, 10/01/14


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.1%

        1,125   Tobacco Settlement Financing Corporation, New Jersey,                 6/12 at 100.00          A-            991,598
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32

        1,600   Tobacco Settlement Financing Corporation, New Jersey,                 6/13 at 100.00          A-          1,475,264
                 Tobacco Settlement Asset-Backed Bonds, Series 2003,
                 6.125%, 6/01/24

        1,325   Tobacco Settlement Financing Corporation, Virgin Islands,             5/11 at 100.00        Baa2          1,073,436
                 Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 16.7%

        1,000   Bergen County Improvement Authority, New Jersey,                      9/12 at 101.00         N/R          1,036,660
                 Revenue Bonds, Yeshiva Ktana of Passaic Project,
                 Series 2002, 6.000%, 9/15/27

        1,090   New Jersey Educational Facilities Authority, Revenue                  7/12 at 100.00          AA          1,169,592
                 Refunding Bonds, Rider University, Series 2002A,
                 5.000%, 7/01/17 - RAAI Insured

        3,000   New Jersey Educational Facilities Authority, Revenue                  7/12 at 100.00         AAA          3,139,800
                 Bonds, College of New Jersey Project, Series 2002C,
                 4.750%, 7/01/19 - FGIC Insured

                Puerto Rico Industrial, Tourist, Educational, Medical, and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, Ana G. Mendez University System
                Project, Series 1999:
        2,000    5.375%, 2/01/19                                                      2/09 at 101.00         BBB          2,083,500
        1,000    5.375%, 2/01/29                                                      2/09 at 101.00         BBB          1,023,070

        3,000   University of Medicine and Dentistry, New Jersey, Revenue            12/12 at 100.00         AAA          3,148,110
                 Bonds, Series 2002A, 5.000%, 12/01/31 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 1.5%

        1,000   Virgin Islands Government Refinery Facilities, Senior                 1/13 at 100.00        BBB-          1,023,100
                 Secured Revenue Bonds, Hovensa LLC Coker Project,
                 Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 27.3%

        1,500   New Jersey Health Care Facilities Financing Authority,                7/07 at 102.00        BBB-          1,507,110
                 Revenue Refunding Bonds, St. Elizabeth Hospital
                 Obligated Group, Series 1997, 6.000%, 7/01/27

                New Jersey Health Care Facilities Financing Authority,
                FHA-Insured Mortgage Revenue Bonds, Jersey City Medical Center
                Issue, Series 2001:
        1,000    5.000%, 8/01/31 - AMBAC Insured                                      8/11 at 100.00         AAA          1,040,760
        1,925    5.000%, 8/01/41 - AMBAC Insured                                      8/11 at 100.00         AAA          1,996,302

        1,150   New Jersey Health Care Facilities Financing Authority,                1/12 at 100.00          AA          1,197,426
                 Revenue Refunding Bonds, Bayshore Community Hospital,
                 Series 2002, 5.125%, 7/01/32 - RAAI Insured

        1,000   New Jersey Health Care Facilities Financing Authority,                7/12 at 101.00        BBB-          1,047,650
                 Revenue Bonds, Palisades Medical Center of New York,
                 Presbyterian Healthcare System, Series 2002,
                 6.625%, 7/01/31

        2,500   New Jersey Health Care Facilities Financing Authority,                7/12 at 100.00          A-          2,672,900
                 Revenue Refunding Bonds, Atlantic City Medical Center,
                 Series 2002, 5.750%, 7/01/25

        2,460   New Jersey Health Care Facilities Financing Authority,                7/12 at 100.00        Baa1          2,569,175
                 Revenue Bonds, South Jersey Hospital System, Series 2002,
                 5.875%, 7/01/21

          500   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00        Baa2            500,570
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/33

        3,500   New Jersey Health Care Facilities Financing Authority,                7/10 at 100.00          A+          3,798,585
                 Revenue Bonds, Robert Wood Johnson University Hospital,
                 Series 2000, 5.750%, 7/01/31


                                       29


                            Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ) (continued)
                                    Portfolio of INVESTMENTS June 30, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$         510   New Jersey Health Care Facilities Financing Authority,                7/09 at 101.00         AAA       $    529,808
                 Revenue Bonds, Meridian Health System Obligated Group,
                 Series 1999, 5.250%, 7/01/29 - MBIA Insured

        2,100   Puerto Rico Industrial, Medical, Educational, and                    12/03 at 103.00          A2          2,167,074
                 Environmental Pollution Control Facilities Financing
                 Authority, Adjustable Rate Industrial Revenue Bonds,
                 American Home Products Corporation, Series 1983A,
                 5.100%, 12/01/18


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 3.4%

        2,250   New Jersey Housing and Mortgage Finance Agency,                      11/07 at 101.50         AAA          2,344,275
                 Multifamily Housing Revenue Bonds, Series 1997A,
                 5.650%, 5/01/40 (Alternative Minimum Tax) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 4.0%

        2,700   New Jersey Economic Development Authority, Economic                     No Opt. Call        Baa3          2,805,381
                 Development Revenue Refunding Bonds, Kapkowski Road
                 Landfill Project, Series 2002, 5.750%, 10/01/21


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 7.8%

                New Jersey Economic Development Authority, Economic Development
                Revenue Bonds, Masonic Charity Foundation Project, Series 2001:
        1,000    5.500%, 6/01/21                                                      6/11 at 102.00          A+          1,093,710
        4,000    5.500%, 6/01/31                                                      6/11 at 102.00          A+          4,315,400


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 9.6%

        3,000   Jackson Township School District, Ocean County,                       4/12 at 100.00         AAA          3,182,640
                 New Jersey, General Obligation Bonds, Series 2002,
                 5.000%, 4/15/21 - FGIC Insured

        1,225   Jersey City, New Jersey, General Obligation Bonds,                      No Opt. Call         AAA          1,422,972
                 Refunding and School Improvements, Series 2002B,
                 5.250%, 3/01/13 - AMBAC Insured

        1,000   Old Bridge Township Board of Education, Middlesex                     7/11 at 100.00         AAA          1,047,490
                 County, New Jersey, General Obligation Bonds,
                 Series 2002, 5.000%, 7/15/30 - MBIA Insured

        1,000   Puerto Rico Public Improvement, General Obligation Bonds,             7/11 at 100.00         AAA          1,063,440
                 Series 2001, 5.125%, 7/01/23 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 17.6%

        3,000   Ocean County, New Jersey, Brick Township Municipal                   12/12 at 100.00         Aaa          3,154,980
                 Utilities Authority, Revenue Bonds, Series 2002,
                 5.000%, 12/01/25 - FGIC Insured

                Garden State Preservation Trust, New Jersey, Open Space and
                Farmland Preservation Bonds, Series 2003A:
          500    5.250%, 11/01/19 - FSA Insured                                      11/13 at 100.00         AAA            554,470
          625    5.000%, 11/01/20 - FSA Insured                                      11/13 at 100.00         AAA            672,788
          700    5.000%, 11/01/21 - FSA Insured                                      11/13 at 100.00         AAA            748,650

        1,000   New Jersey Economic Development Authority, School                     6/12 at 100.00         AAA          1,066,510
                 Facilities Construction Financing Act Bonds, Series 2002C,
                 5.000%, 6/15/20 - MBIA Insured

          680   New Jersey Transportation Trust Fund Authority,                      12/11 at 100.00         AAA            713,687
                 Transportation System Bonds, Series 2001B,
                 5.000%, 12/15/21 - MBIA Insured

        1,000   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call         AAA          1,119,690
                 Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 -
                 AMBAC Insured

        4,000   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00        BBB+          4,248,440
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 28.9%

          770   Delaware River and Bay Authority, Delaware and                        1/13 at 100.00         AAA            853,499
                 New Jersey, Revenue Bonds, Series 2003, 5.250%, 1/01/18 -
                 MBIA Insured

        2,000   New Jersey Economic Development Authority, Special                   11/10 at 101.00           B          1,670,160
                 Facilities Revenue Bonds, Continental Airlines, Inc.
                 Project, Series 2000, 7.000%, 11/15/30 (Alternative
                 Minimum Tax)

        2,000   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                7/13 at 100.00         AAA          2,164,400
                 Series 2003A, 5.000%, 1/01/19 (WI, settling 7/09/03) -
                 FGIC Insured

        4,000   Port Authority of New York and New Jersey, Consolidated               6/14 at 100.00         AAA          4,119,360
                 Revenue Bonds, One Hundred Twenty-Seventh Series 2002,
                 5.125%, 6/15/37 (Alternative Minimum Tax)


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

                Port Authority of New York and New Jersey, Consolidated Revenue
                Bonds, One Hundred Twenty-Fifth Series 2002:
$       3,000    5.000%, 10/15/26 - FSA Insured                                       4/12 at 101.00         AAA       $  3,166,740
        2,000    5.000%, 4/15/32 - FSA Insured                                        4/12 at 101.00         AAA          2,103,960

        1,000   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          1,038,490
                 Revenue Bonds, One Hundred Twenty-First Series 2000,
                 5.125%, 10/15/30 - MBIA Insured

        4,000   Port Authority of New York and New Jersey, Special Project              No Opt. Call         AAA          5,000,720
                 Bonds, JFK International Air Terminal LLC Project, Series 6,
                 7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 14.7%

        3,000   The Children's Trust Fund, Puerto Rico, Tobacco Settlement            7/10 at 100.00         AAA          3,642,780
                 Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
                 (Pre-refunded to 7/01/10)

        3,105   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                  No Opt. Call        A***          3,839,333
                 Series 1991C, 6.500%, 1/01/16

        2,500   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          2,758,800
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 13.7%

        1,220   Camden County Pollution Control Financing Authority,                 12/03 at 100.00          B2          1,167,918
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991B, 7.500%, 12/01/09
                 (Alternative Minimum Tax)

        2,500   Guam Power Authority, Revenue Bonds, Series 1999A,                   10/09 at 101.00         AAA          2,667,400
                 5.250%, 10/01/34 - MBIA Insured

        2,500   New Jersey Economic Development Authority, Pollution                    No Opt. Call        Baa1          2,518,200
                 Control Revenue Refunding Bonds, PSEG Power LLC Project,
                 Series 2001A, 5.000%, 3/01/12

        3,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          3,213,868
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      99,810   Total Long-Term Investments (cost $100,628,657) - 152.1%                                                105,913,304
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (2.5)%                                                                   (1,797,436)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.6)%                                                        (34,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $69,615,868
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                                       31


                            Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
                            Portfolio of
                                    INVESTMENTS June 30, 2003

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.6%

$      13,300   Pennsylvania Economic Development Financing Authority,                  No Opt. Call         AA-        $14,560,707
                 Solid Waste Disposal Revenue Bonds, Procter & Gamble
                 Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 18.6%

       10,000   Allegheny County Higher Education Building Authority,                 3/12 at 100.00         AA-         10,411,100
                 Pennsylvania, Revenue Bonds, Carnegie Mellon University,
                 Series 2002, 5.125%, 3/01/32

        2,000   Allegheny County Higher Education Building Authority,                 9/08 at 102.00         BBB          2,028,460
                 Pennsylvania, College Revenue Bonds, Chatham College,
                 Series 1998A, 5.250%, 9/01/18

        2,000   Chester County Industrial Development Authority,                      1/12 at 100.00         AAA          2,087,960
                 Pennsylvania, Educational Facilities Revenue Bonds,
                 The Westtown School Project, Series 2002,
                 5.000%, 1/01/26 - AMBAC Insured

        3,000   Delaware County Authority, Pennsylvania, Revenue Bonds,              11/10 at 101.00          AA          3,364,710
                 Haverford College, Series 2000, 5.750%, 11/15/29

        1,000   Harveys Lake General Municipal Authority, Pennsylvania,              11/09 at 100.00           A          1,069,600
                 College Revenue Bonds, College of Misericordia Project,
                 Series 1999, 6.000%, 5/01/19 - ACA Insured

        1,450   Indiana County Industrial Development Authority,                     11/06 at 100.00         AAA          1,592,607
                 Pennsylvania, Revenue Bonds, The Student Cooperative
                 Association, Inc.- Indiana University of Pennsylvania
                 Student Union Project, Series 1999A, 5.875%, 11/01/29 -
                 AMBAC Insured

                Indiana County Industrial Development Authority, Pennsylvania,
                Revenue Bonds, The Student Cooperative Association, Inc.-
                Indiana University of Pennsylvania Student Union Project, Series
                1999B:
          815    0.000%, 11/01/15 - AMBAC Insured                                       No Opt. Call         AAA            495,186
          815    0.000%, 11/01/16 - AMBAC Insured                                       No Opt. Call         AAA            465,145
          815    0.000%, 11/01/17 - AMBAC Insured                                       No Opt. Call         AAA            439,155
          815    0.000%, 11/01/18 - AMBAC Insured                                       No Opt. Call         AAA            412,488
          815    0.000%, 11/01/19 - AMBAC Insured                                       No Opt. Call         AAA            387,084

        8,000   Pennsylvania Higher Education Assistance Agency,                     11/11 at 100.00         Aaa          8,322,960
                 Capital Acquisition Revenue Refunding Bonds, Series 2001,
                 5.000%, 12/15/30 - MBIA Insured

        1,000   Pennsylvania Higher Educational Facilities Authority,                 1/13 at 100.00          A1          1,036,360
                 Revenue Bonds, Thomas Jefferson University, Series 2002,
                 5.000%, 1/01/20

        5,000   Pennsylvania Higher Educational Facilities Authority, Revenue         7/11 at 100.00          AA          5,303,350
                 Bonds, Moravian College, Series 2001, 5.375%, 7/01/31 -
                 RAAI Insured

        8,445   Swarthmore Borough Authority, Pennsylvania, Swarthmore                9/08 at 100.00         AA+          8,686,358
                 College Revenue Bonds, Series 1998, 5.000%, 9/15/28

        1,665   Union County, Higher Education Facilities Financing                   4/13 at 100.00         Aa3          1,847,934
                 Authority, Pennsylvania, Revenue Bonds, Bucknell
                 University, Series 2002A, 5.250%, 4/01/18

          275   Wilkes-Barre General Municipal Authority, Pennsylvania,              12/03 at 101.00         N/R            281,234
                 College Revenue Refunding Bonds, College of Misericordia,
                 Series 1992B, 7.750%, 12/01/12


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 6.8%

        1,115   Erie County Hospital Authority, Pennsylvania, Revenue                11/12 at 100.00         AAA          1,228,574
                 Bonds, Hamot Health Foundation, Series 2002,
                 5.250%, 11/01/15 - AMBAC Insured

        1,000   Montour County Geisinger Authority, Pennsylvania, Health              8/08 at 101.00         Aa2          1,011,050
                 System Revenue Bonds, Penn State Geisinger
                 Health System, Series 1998A, 5.000%, 8/15/28

        2,500   Lehigh County General Purpose Authority, Pennsylvania,                8/13 at 100.00         BBB          2,432,575
                 Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                 Series 2003, 5.375%, 8/15/33 (WI, settling 7/01/03)

        9,500   Pennsylvania Higher Educational Facilities Authority,                 1/11 at 101.00           A         10,062,210
                 Revenue Bonds, UPMC Health System, Series 2001A,
                 6.000%, 1/15/31


                                       32

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       1,000   Philadelphia Hospitals and Higher Education Facilities               11/03 at 102.00         BBB        $ 1,007,080
                 Authority, Pennsylvania, Hospital Revenue Bonds,
                 Temple University Hospital, Series 1993A,
                 6.625%, 11/15/23

        1,615   Sayre Health Care Facility Authority, Pennsylvania,                   7/12 at 100.00         AAA          1,812,418
                 Revenue Bonds, Latrobe Area Hospital, Series 2002A,
                 5.250%, 7/01/13 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 0.4%

          960   Pittsburgh Urban Redevelopment Authority, Pennsylvania,               8/03 at 101.00          A2            976,080
                 Mortgage Revenue Bonds, Series 1992C, 7.125%, 8/01/13
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 10.1%

        4,990   Allegheny County Residential Finance Authority, Pennsylvania,           No Opt. Call         Aaa            886,923
                 Single Family Mortgage Revenue Bonds, GNMA
                 Mortgage-Backed Securities Program, Series 1994Z,
                 0.000%, 5/01/27 (Alternative Minimum Tax)

          490   Berks County Redevelopment Authority, Pennsylvania,                     No Opt. Call          A+            531,621
                 Senior Single Family Mortgage Revenue Bonds,
                 Series 1986A, 8.000%, 12/01/17 (Alternative Minimum Tax)

        2,000   Pennsylvania Housing Finance Agency, Single Family                   10/05 at 102.00         AA+          2,096,900
                 Mortgage Revenue Bonds, Series 1995-46,
                 6.200%, 10/01/14 (Alternative Minimum Tax)

        1,000   Pennsylvania Housing Finance Agency, Single Family                    4/06 at 102.00         AA+          1,044,970
                 Mortgage Revenue Bonds, Series 1996-48,
                 6.150%, 4/01/25 (Alternative Minimum Tax)

        5,725   Pennsylvania Housing Finance Agency, Single Family                    4/06 at 102.00         AA+          6,022,414
                 Mortgage Revenue Bonds, Series 1996-49,
                 6.450%, 4/01/25 (Alternative Minimum Tax)

          220   Pennsylvania Housing Finance Agency, Single Family                    4/06 at 102.00         AA+            231,207
                 Mortgage Revenue Bonds, Series 1996-50B,
                 6.350%, 10/01/27 (Alternative Minimum Tax)

        5,000   Pennsylvania Housing Finance Agency, Single Family                    4/06 at 102.00         AA+          5,244,400
                 Mortgage Revenue Bonds, Series 1996-52B,
                 6.250%, 10/01/24 (Alternative Minimum Tax)

        5,000   Pennsylvania Housing Finance Agency, Single Family                   10/07 at 101.50         AA+          5,245,600
                 Mortgage Revenue Bonds, Series 1997-59A,
                 5.750%, 10/01/23 (Alternative Minimum Tax)

        2,215   Pittsburgh Urban Redevelopment Authority, Pennsylvania,              10/11 at 100.00         AAA          2,289,114
                 Mortgage Revenue Bonds, Series 2001B,
                 5.450%, 10/01/32 (Alternative Minimum Tax)

        1,250   Pittsburgh Urban Redevelopment Authority, Pennsylvania,               4/06 at 102.00         AAA          1,299,875
                 Mortgage Revenue Bonds, Series 1996C,
                 6.550%, 4/01/28 (Alternative Minimum Tax)

        1,030   Pittsburgh Urban Redevelopment Authority, Pennsylvania,               4/07 at 102.00         AAA          1,088,762
                 Mortgage Revenue Bonds, Series 1997A,
                 6.250%, 10/01/28 (Alternative Minimum Tax)

          180   Pittsburgh Urban Redevelopment Authority, Pennsylvania,              10/03 at 100.00         AAA            180,574
                 Mortgage Revenue Bonds, Series 1991G,
                 7.050%, 4/01/23 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 4.0%

        5,000   Pennsylvania Economic Development Financing Authority,                5/11 at 101.00          A3          4,572,600
                 Exempt Facilities Revenue Bonds, Amtrak Project,
                 Series 2001A, 6.375%, 11/01/41 (Alternative Minimum Tax)

        5,000   Pennsylvania Industrial Development Authority, Economic                 No Opt. Call         AAA          5,891,250
                 Development Revenue Bonds, Series 2002, 5.500%, 7/01/12 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.4%

        1,500   Cumberland County Municipal Authority, Pennsylvania,                 12/12 at 100.00          AA          1,508,340
                 Revenue Bonds, Presbyterian Homes Inc., Series 2003A,
                 5.000%, 12/01/26 - RAAI Insured

        3,225   Montgomery County Higher Education and Health                         1/06 at 101.00         BBB          3,225,000
                 Authority, Pennsylvania, Mortgage Revenue Bonds,
                 Waverly Heights Project, Series 1996, 6.375%, 1/01/26

        1,500   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA          1,599,480
                 Pennsylvania, Revenue Bonds, Philadelphia Corporation
                 for the Aging Project, Series 2001B, 5.250%, 7/01/26 -
                 AMBAC Insured


                                       33


                           Nuveen Pennsylvania Investment Quality Municipal Fund (NQP) (continued)
                                    Portfolio of INVESTMENTS June 30, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 33.2%

$       3,550   Allegheny County, Pennsylvania, General Obligation Bonds,             5/11 at 100.00         AAA       $  3,784,549
                 Series C-52, 5.250%, 11/01/23 - FGIC Insured

        3,120   Allegheny County, Pennsylvania, General Obligation                    5/11 at 100.00         AAA          3,384,108
                 Refunding Bonds, Series C-53, 5.250%, 11/01/20 -
                 FGIC Insured

        2,000   Canon-McMillan School District, Washington County,                      No Opt. Call         AAA            652,220
                 Pennsylvania, General Obligation Bonds, Series 2001A,
                 0.000%, 12/01/25 - FGIC Insured

                Carlisle Area School District, Cumberland County,
                Pennsylvania, General Obligation Bonds, Series 2002:
        1,665    4.750%, 3/01/20 - MBIA Insured                                       3/12 at 100.00         Aaa          1,726,588
        5,760    5.000%, 3/01/22 - MBIA Insured                                       3/12 at 100.00         Aaa          6,063,782

        2,200   Central Bucks School District, Bucks County, Pennsylvania,            5/13 at 100.00         Aaa          2,321,836
                 General Obligation Bonds, Series 2003, 5.000%, 5/15/23 -
                 MBIA Insured

        2,000   Claysburg-Kimmel School District, Blair County, Pennsylvania,         1/09 at 100.00         AAA          2,055,940
                 General Obligation Bonds, Series 2002 Refunding,
                 5.000%, 1/15/31 - FGIC Insured

        4,600   Delaware County, Pennsylvania, General Obligation Bonds,              8/11 at 100.00         Aaa          4,810,588
                 Garnet Valley School District, Series 2001A,
                 5.000%, 2/15/25 - FGIC Insured

        2,750   Harrisburg Redevelopment Authority, Dauphin County,                    5/16 at 68.04         AAA            904,255
                 Pennsylvania, Guaranteed Revenue Bonds, Series1998B,
                 0.000%, 5/01/24 - FSA Insured

        6,275   Hempfield Area School District, Westmoreland County,                  2/12 at 100.00         AAA          6,959,226
                 Pennsylvania, General Obligation Bonds, Series 2002,
                 5.375%, 2/15/18 - FGIC Insured

                McKeesport Area School District, Allegheny County,
                Pennsylvania, General Obligation Bonds, Series 1999C:
        3,430    0.000%, 10/01/23 - AMBAC Insured                                       No Opt. Call         AAA          1,274,108
        3,380    0.000%, 10/01/24 - AMBAC Insured                                       No Opt. Call         AAA          1,180,837
        3,420    0.000%, 10/01/25 - AMBAC Insured                                       No Opt. Call         AAA          1,127,300
        2,340    0.000%, 10/01/26 - AMBAC Insured                                       No Opt. Call         AAA            730,478
        2,340    0.000%, 10/01/27 - AMBAC Insured                                       No Opt. Call         AAA            693,646
        2,340    0.000%, 10/01/29 - AMBAC Insured                                       No Opt. Call         AAA            625,388

        7,500   Montgomery County, Pennsylvania, General Obligation                   7/09 at 100.00         Aaa          7,816,725
                 Bonds, Series 1999, 5.000%, 7/15/24

                Norristown Area School District, Montgomery County,
                Pennsylvania, General Obligation Bonds, Series 2003:
        1,025    5.000%, 9/01/19 - FGIC Insured                                       3/13 at 100.00         Aaa          1,101,793
        1,125    5.000%, 9/01/20 - FGIC Insured                                       3/13 at 100.00         Aaa          1,203,705

        1,000   Pennsylvania, General Obligation Bonds, Second                        9/11 at 101.00          AA          1,105,010
                 Series 2001, 5.000%, 9/15/15

        1,700   Philadelphia, Pennsylvania, General Obligation Bonds,                 3/11 at 100.00         AAA          1,768,782
                 Series 2001, 5.000%, 9/15/31 - FSA Insured

        3,400   Philadelphia School District, Pennsylvania, General                   8/12 at 100.00         AAA          3,849,140
                 Obligation Bonds, Series 2002B, 5.625%, 8/01/18 -
                 FGIC Insured

       15,000   Philadelphia School District, Pennsylvania, General                   9/05 at 101.00         AAA         16,039,950
                 Obligation Bonds, Series 1995B, 5.500%, 9/01/25 -
                 AMBAC Insured

        3,000   Pittsburgh School District, Allegheny County, Pennsylvania,             No Opt. Call         AAA          3,572,220
                 General Obligation Refunding Bonds, Series 2002A,
                 5.500%, 9/01/15 - FSA Insured

        6,100   Plum Borough School District, Allegheny County,                       9/11 at 100.00         AAA          6,465,207
                 Pennsylvania, General Obligation Bonds, Series 2001,
                 5.250%, 9/15/30 - FGIC Insured

        1,590   Red Lion Area School District, York County, Pennsylvania,            10/11 at 100.00         Aaa          1,677,514
                 General Obligation Bonds, Series 2001, 5.000%, 4/15/20 -
                 FSA Insured

        1,230   State Public School Building Authority, Pennsylvania,                11/13 at 100.00         AAA          1,337,859
                 School Revenue Bonds, Conneaut School District Project,
                 Series 2003, 5.250%, 11/01/21 - FGIC Insured

        1,465   Stroudsburg Area School District, Monroe County,                      4/12 at 100.00         AAA          1,573,879
                 Pennsylvania, General Obligation Bonds, Series 2001A,
                 5.000%, 4/01/18 - FSA Insured


                                       34

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 24.7%

$       5,000   Allegheny County Industrial Development Authority,                   11/12 at 100.00         AAA       $  5,268,500
                 Pennsylvania, Guaranteed Revenue Bonds, County Building
                 Project, Series 2002A, 5.000%, 11/01/22 - MBIA Insured

        2,900   Allegheny County Industrial Development Authority,                   11/12 at 100.00         AAA          3,030,732
                 Pennsylvania, Guaranteed Revenue Bonds, Allegheny County
                 Office Building Project, Series 2002B, 5.000%, 11/01/29 -
                 MBIA Insured

        5,750   Port Authority of Allegheny County, Pennsylvania, Special             3/11 at 101.00         AAA          5,993,972
                 Transportation Revenue Bonds, Series 2001,
                 5.000%, 3/01/29 - FGIC Insured

        6,000   Delaware Valley Regional Finance Authority, Pennsylvania,               No Opt. Call         Aa2          7,149,480
                 Local Government Revenue Bonds, Series 2002,
                 5.750%, 7/01/17

        8,725   Pennsylvania Intergovernmental Cooperative Authority,                 6/09 at 100.00         AAA          8,844,533
                 Special Tax Revenue Refunding Bonds, Philadelphia
                 Funding Program, Series 1999, 4.750%, 6/15/23 -
                 FGIC Insured

        3,500   Pennsylvania Turnpike Commission, Oil Franchise Revenue              12/08 at 100.00         AAA          3,550,960
                 Bonds, Series 1998A, 4.750%, 12/01/27 - AMBAC Insured

        4,150   Pennsylvania Turnpike Commission, Registration Fee Revenue            7/11 at 101.00         AAA          4,330,235
                 Bonds, Series 2001, 5.000%, 7/15/41 - AMBAC Insured

       10,935   Philadelphia Authority for Industrial Development,                   10/11 at 101.00         AAA         11,591,756
                 Pennsylvania, Lease Revenue Bonds, Series 2001B,
                 5.250%, 10/01/30 - FSA Insured

        5,000   Pittsburgh and Allegheny County Public Auditorium Authority,          8/09 at 101.00         AAA          5,179,200
                 Pennsylvania, Regional Asset District, Sales Tax Revenue
                 Bonds, Series 1999, 5.000%, 2/01/29 - AMBAC Insured

        1,090   Pittsburgh Urban Redevelopment Authority, Pennsylvania,               5/09 at 100.00          A2          1,198,084
                 Tax Increment Bonds, Center Triangle Tax Increment Financing
                 District, PNC Bank Corp. Project, Series 1999A,
                 6.100%, 5/01/19

        1,410   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          1,668,143
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/20 -
                 MBIA Insured

        6,000   Southeastern Transportation Authority, Pennsylvania, Special          3/09 at 101.00         AAA          6,090,180
                 Revenue Bonds, Series 1999A, 4.750%, 3/01/29 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.2%

        2,000   Lehigh-Northampton Airport Authority, Pennsylvania,                   5/10 at 100.00         Aaa          2,171,280
                 Airport Revenue Bonds, Lehigh Valley Airport System,
                 Series 2000A, 6.000%, 5/15/30 (Alternative Minimum
                 Tax) - MBIA Insured

        5,400   Pennsylvania Economic Development Financing Authority,                6/12 at 102.00           A          5,639,652
                 Revenue Bonds, Amtrak 30th Street Station Parking
                 Garage Project, Series 2002, 5.800%, 6/01/23 - ACA Insured

        2,500   Pennsylvania Turnpike Commission, Pennsylvania Turnpike              12/11 at 101.00         AAA          2,624,525
                 Revenue Bonds, Series 2001R, 5.000%, 12/01/30 -
                 AMBAC Insured

        5,000   Philadelphia, Pennsylvania, Airport Revenue Bonds,                    6/11 at 101.00         AAA          5,131,000
                 Philadelphia Airport System, Series 2001B, 5.250%, 6/15/31
                  (Alternative Minimum Tax) - FGIC Insured

                Philadelphia Authority for Industrial Development, Pennsylvania,
                Airport Revenue Bonds, Philadelphia Airport System Project,
                Series 1998A:
        7,315    5.000%, 7/01/23 (Alternative Minimum Tax) - FGIC Insured             7/08 at 101.00         AAA          7,425,018
        3,085    5.125%, 7/01/28 (Alternative Minimum Tax) - FGIC Insured             7/08 at 101.00         AAA          3,131,213

        3,250   Philadelphia Parking Authority, Pennsylvania, Airport Parking         9/09 at 101.00         AAA          3,379,577
                  Revenue Bonds, Series 1999, 5.250%, 9/01/29 - FSA Insured

        1,885   Pittsburgh Public Parking Authority, Pennsylvania, Parking              No Opt. Call         AAA          2,156,855
                  System Revenue Refunding Bonds, Series 2002,
                 5.000%, 12/01/12 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 7.7%

        1,355   Bensalem Township School District, Bucks County,                      7/06 at 100.00         AAA          1,530,987
                 Pennsylvania, General Obligation Bonds, Series 1996,
                 5.850%, 7/15/12 (Pre-refunded to 7/15/06) - FGIC Insured

        2,000   Hampton Township School District, Allegheny County,                  11/04 at 100.00         AAA          2,156,620
                 Pennsylvania, General Obligation Bonds, Series 1995,
                 6.750%, 11/15/21 (Pre-refunded to 11/15/04) -
                 AMBAC Insured

        1,980   Pittsburgh Water and Sewer Authority, Pennsylvania, Water               No Opt. Call         AAA          2,065,675
                 and Sewer System Revenue Refunding Bonds, Series 1986,
                 7.625%, 9/01/04 - FGIC Insured

        2,000   Sto-Rox School District, Allegheny County, Pennsylvania,             12/10 at 100.00         AAA          2,414,160
                 General Obligation Bonds, Series 2000, 5.800%, 6/15/30
                 (Pre-refunded to 12/15/10) - MBIA Insured


                                       35


                            Nuveen Pennsylvania Investment Quality Municipal Fund (NQP) (continued)
                                    Portfolio of INVESTMENTS June 30, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)

$       3,000   Warrington Township Municipal Authority, Bucks County,               11/15 at 100.00         AAA       $  4,000,650
                 Pennsylvania, Water and Sewer Revenue Bonds,
                 Series 1991, 7.100%, 12/01/21 (Pre-refunded to
                 11/15/15) - FGIC Insured

        5,450   West View Borough Municipal Authority, Allegheny County,                No Opt. Call         AAA          7,848,763
                 Pennsylvania, Special Obligation Bonds, Series 1985A,
                 9.500%, 11/15/14


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.4%

        1,250   Allegheny County Industrial Development Authority,                      No Opt. Call         AAA          1,327,138
                 Pennsylvania, Pollution Control Revenue Refunding
                 Bonds, Duquesne Light Company Project, Series 1999A,
                 4.350%, 12/01/13 - AMBAC Insured

        2,785   Carbon County Industrial Development Authority,                         No Opt. Call        BBB-          2,989,113
                 Pennsylvania, Resource Recovery Revenue Refunding
                 Bonds, Panther Creek Partners Project, Series 2000,
                 6.650%, 5/01/10 (Alternative Minimum Tax)

        4,000   Lehigh County Industrial Development Authority,                       8/05 at 102.00         AAA          4,409,800
                 Pennsylvania, Pollution Control Revenue Refunding
                 Bonds, Pennsylvania Power & Light Company Project,
                 Series 1995A, 6.150%, 8/01/29 - MBIA Insured

        3,500   Montgomery County Industrial Development Authority,                     No Opt. Call         AAA          4,036,410
                 Pennsylvania, Resource Recovery Revenue Refunding
                 Bonds, Montenay Montgomery County Project, Series 2002A,
                 5.250%, 11/01/13 - MBIA Insured

        3,700   York County Industrial Development Authority, Pennsylvania,           3/12 at 101.00        Baa1          3,729,415
                 Pollution Control Revenue Refunding Bonds, PSEG Power
                 Project, Series 2001A, 5.500%, 9/01/20


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 16.0%

        5,000   Delaware County Industrial Development Authority,                    10/12 at 100.00         AAA          5,220,600
                 Pennsylvania, Water Facilities Revenue Bonds, Philadelphia
                 Water Company Project, Series 2001, 5.350%, 10/01/31
                 (Alternative Minimum Tax) - AMBAC Insured

                Delaware County Regional Water Quality Control Authority,
                Pennsylvania, Sewer Revenue Bonds, Series 2001A:
        5,325    5.100%, 5/01/20 - FGIC Insured                                      11/11 at 100.00         AAA          5,675,438
        1,465    5.100%, 5/01/21 - FGIC Insured                                      11/11 at 100.00         AAA          1,550,717

                Erie Water Authority, Pennsylvania, Water Revenue Bonds,
                Series 2001A:
        2,670    0.000%, 12/01/23 - MBIA Insured                                        No Opt. Call         AAA            979,837
        5,000    5.200%, 12/01/30 - MBIA Insured                                     12/11 at 100.00         AAA          5,269,350

        5,000   Luzerne County Industrial Development Authority, Exempt              12/04 at 102.00         AAA          5,423,000
                 Facilities Revenue Refunding Bonds, Pennsylvania Gas and
                 Water Company Project, Series 1994A, 7.000%, 12/01/17
                 (Alternative Minimum Tax) - AMBAC Insured

                Philadelphia, Pennsylvania, Water and Wastewater Revenue
                Bonds, Series 2001A:
        5,525    5.375%, 11/01/20 - FGIC Insured                                     11/12 at 100.00         AAA          6,086,837
       10,750    5.000%, 11/01/31 - FGIC Insured                                     11/12 at 100.00         AAA         11,242,992
------------------------------------------------------------------------------------------------------------------------------------
$     382,180   Total Long-Term Investments (cost $355,190,415) - 148.1%                                                383,600,445
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.8%

        2,000   Chester County Industrial Development Authority,                                          VMIG-1          2,000,000
                 Pennsylvania, Archdiocese of Philadelphia, Variable Rate
                 Demand Revenue Bonds, Series 2001, 1.000%, 7/01/31+
------------------------------------------------------------------------------------------------------------------------------------
$       2,000   Total Short-Term Investments (cost $2,000,000)                                                            2,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $357,190,415) - 148.9%                                                          385,600,445
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      5,323,719
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.0)%                                                       (132,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $258,924,164
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                                       36


                            Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY)
                            Portfolio of
                                    INVESTMENTS June 30, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 1.7%

$       4,500   Pennsylvania Economic Development Financing Authority,               11/08 at 102.00         N/R        $ 4,206,285
                 Exempt Facilities Revenue Bonds, National Gypsum Project,
                 Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 9.7%

        1,045   Allegheny County Higher Education Building Authority,                 5/09 at 102.00           A          1,066,433
                 Commonwealth of Pennsylvania, College Revenue Bonds,
                 Thiel College, Series 1999A, 5.375%, 11/15/29 - ACA Insured

        3,000   Chester County Health and Education Facilities Authority,            10/08 at 102.00        BBB-          3,053,520
                 Pennsylvania, College Revenue Bonds, Immaculata College,
                 Series 1998, 5.625%, 10/15/27

        1,000   Pennsylvania Higher Educational Facilities Authority,                 5/08 at 101.00         Aaa          1,056,700
                 Revenue Bonds, LaSalle University, Series 1998,
                 5.250%, 5/01/23 - MBIA Insured

        2,100   Pennsylvania Higher Educational Facilities Authority,                 6/10 at 100.00          AA          2,289,588
                 Revenue Bonds, Philadelphia University, Series 2000,
                 6.000%, 6/01/29 - RAAI Insured

        4,615   Pennsylvania Higher Educational Facilities Authority,                 7/03 at 102.00         AAA          4,722,437
                 Revenue Bonds, Widener University, Series 1993A,
                 5.250%, 7/15/11 - CONNIE LEE/AMBAC Insured

        1,500   Pennsylvania Higher Educational Facilities Authority,                 7/11 at 101.00         AAA          1,563,675
                 Revenue Bonds, Temple University, Series 2001,
                 5.000%, 7/15/31 - MBIA Insured

        5,750   Pennsylvania Higher Educational Facilities Authority,                 1/13 at 100.00          A1          5,878,743
                 Revenue Bonds, Thomas Jefferson University, Series 2002,
                 5.000%, 1/01/32

          750   Union County Higher Education Facilities Financing                    4/13 at 100.00         Aa3            826,642
                 Authority, Pennsylvania, Revenue Bonds, Bucknell University,
                 Series 2002A, 5.250%, 4/01/19

        2,500   West Cornwall Township Municipal Authority, Pennsylvania,            12/11 at 100.00        BBB+          2,645,625
                 College Revenue Bonds, Elizabethtown College Project,
                 Series 2001, 5.900%, 12/15/18

          700   Wilkes-Barre General Municipal Authority, Pennsylvania,              12/03 at 101.00         N/R            715,869
                 College Revenue Refunding Bonds, College of Misericordia,
                 Series 1992B, 7.750%, 12/01/12


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.7%

        8,500   Allegheny County Hospital Development Authority,                      5/06 at 102.00         AAA          9,414,005
                 Pennsylvania, Hospital Revenue Bonds, South Hills Health
                 System, Series 1996A, 5.875%, 5/01/26 - MBIA Insured

       14,000   Allegheny County Hospital Development Authority,                      4/07 at 102.00         AAA         15,054,900
                 Pennsylvania, Health Center Revenue Bonds, University of
                 Pittsburgh Medical Center System, Series 1997A,
                 5.625%, 4/01/27 - MBIA Insured

        1,230   Erie County Hospital Authority, Pennsylvania, Revenue                11/12 at 100.00         AAA          1,340,233
                 Bonds, Hamot Health Foundation, Series 2002,
                 5.250%, 11/01/16 - AMBAC Insured

        5,000   Lebanon County Health Facilities Authority, Pennsylvania,            11/12 at 101.00        BBB+          5,112,900
                 Revenue Bonds, Good Samaritan Hospital Project,
                 Series 2002, 5.900%, 11/15/28

        2,400   Lehigh County General Purpose Authority, Pennsylvania,                8/13 at 100.00         BBB          2,335,272
                 Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                 Series 2003, 5.375%, 8/15/33 (WI, settling 7/01/03)

        7,900   Montgomery County Higher Education and Health                         1/09 at 101.00         AAA          8,096,078
                 Authority, Pennsylvania, Revenue Bonds, Pottstown
                 Healthcare Corporation, Series 1998, 5.000%, 1/01/27 -
                 FSA Insured

          485   Montgomery County Higher Education and Health Authority,             12/03 at 102.00         AAA            496,291
                 Pennsylvania, Hospital Revenue Bonds, Abington Memorial
                 Hospital, Series 1993A, 6.000%, 6/01/22 - AMBAC Insured

        4,700   Pennsylvania Higher Educational Facilities Authority,                 1/06 at 101.00           A          4,852,045
                 University of Pennsylvania Health Services Revenue Bonds,
                 Series 1996A, 5.750%, 1/01/22


                                       37


                            Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY) (continued)
                                    Portfolio of INVESTMENTS June 30, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

                Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
                Bonds, Pottsville Hospital and Warne Clinic, Series 1998:
$       2,000    5.500%, 7/01/18                                                      7/08 at 100.00        BBB-       $  1,809,260
        2,000    5.625%, 7/01/24                                                      7/08 at 100.00        BBB-          1,767,280

                Sayre Health Care Facility Authority, Pennsylvania, Revenue
                Bonds, Latrobe Area Hospital, Series 2002A:
        1,700    5.250%, 7/01/14 - AMBAC Insured                                      7/12 at 100.00         AAA          1,887,136
        1,200    5.250%, 7/01/15 - AMBAC Insured                                      7/12 at 100.00         AAA          1,318,656


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.2%

        4,345   Bucks County Redevelopment Authority, Pennsylvania,                   8/03 at 100.00        Baa2          4,296,771
                 Second Lien Multifamily Mortgage Revenue Bonds,
                 Section 8 Assisted, Country Commons Apartments,
                 Series 1993A, 6.200%, 8/01/14 (Alternative Minimum Tax)

        2,000   Delaware County Industrial Development Authority,                       No Opt. Call         AAA          2,119,460
                 Pennsylvania, Multifamily Housing Revenue Bonds, Darby
                 Townhouses Project, Series 2002A, 5.500%, 4/01/32
                 (Alternative Minimum Tax) (Mandatory put 4/01/22)

        1,575   Luzerne County Housing Corporation, Pennsylvania,                     9/03 at 100.00         Aaa          1,576,717
                 Mortgage Revenue Refunding Bonds, FHA-Insured Mortgage
                 Loan - Section 8 Assisted Project, Freeland Apartments,
                 Series 1993, 6.125%, 7/15/23

        2,345   Swissvale Housing Development Corporation, Allegheny                  7/03 at 100.00         Aa2          2,346,290
                 County, Pennsylvania, Multifamily Mortgage Revenue
                 Refunding Bonds, FHA-Insured Mortgage Loan - Section 8
                 Assisted Swissvale Project, Series 1993C, 6.100%, 7/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 11.3%

        1,315   Allegheny County Residential Finance Authority, Pennsylvania,        11/10 at 100.00         Aaa          1,387,654
                 Single Family Mortgage Revenue Bonds, GNMA
                 Mortgage-Backed Securities Program, Series 2000-II-2,
                 5.900%, 11/01/32 (Alternative Minimum Tax)

        2,000   Pennsylvania Housing Finance Agency, Single Family                   10/03 at 102.00         AA+          2,053,880
                 Mortgage Revenue Bonds, Series 1993-37A,
                 5.450%, 10/01/17

        1,120   Pennsylvania Housing Finance Agency, Single Family Mortgage             No Opt. Call         AA+          1,219,546
                 Revenue Bonds, Series 1996-47, 6.750%, 10/01/06
                 (Alternative Minimum Tax)

        2,815   Pennsylvania Housing Finance Agency, Single Family                    4/06 at 102.00         AA+          2,948,910
                 Mortgage Revenue Bonds, Series 1996-51, 6.375%, 4/01/28
                 (Alternative Minimum Tax)

        1,990   Pennsylvania Housing Finance Agency, Single Family                   10/06 at 102.00         AA+          2,096,783
                 Mortgage Revenue Bonds, Series 1997-54A,6.150%, 10/01/22
                 (Alternative Minimum Tax)

                Pennsylvania Housing Finance Agency, Single Family
                Mortgage Revenue Bonds, Series 1997-56A:
        1,500    6.050%, 10/01/16 (Alternative Minimum Tax)                           4/07 at 102.00         AA+          1,596,135
        4,000    6.150%, 10/01/27 (Alternative Minimum Tax)                           4/07 at 102.00         AA+          4,214,400

        1,565   Pennsylvania Housing Finance Agency, Single Family Mortgage           4/07 at 101.50         AA+          1,628,664
                 Revenue Bonds, Series 1997-58A, 5.950%, 10/01/28
                 (Alternative Minimum Tax)

        1,645   Pennsylvania Housing Finance Agency, Single Family                   10/07 at 101.50         AA+          1,711,507
                 Mortgage Revenue Bonds, Series 1997-59A,
                 5.700%, 4/01/17 (Alternative Minimum Tax)

        1,190   Pennsylvania Housing Finance Agency, Single Family                    6/08 at 101.50         AA+          1,238,159
                 Mortgage Revenue Bonds, Series 1998-62A,
                 5.500%, 10/01/22 (Alternative Minimum Tax)

        1,500   Pittsburgh Urban Redevelopment Authority, Pennsylvania,               4/06 at 102.00         AAA          1,562,460
                 Mortgage Revenue Bonds, Series 1996C,
                 6.500%, 10/01/23 (Alternative Minimum Tax)

                Pittsburgh Urban Redevelopment Authority, Pennsylvania,
                Mortgage Revenue Bonds, Series 1997A:
          845    6.150%, 10/01/16 (Alternative Minimum Tax)                           4/07 at 102.00         AAA            902,038
          765    6.200%, 10/01/21 (Alternative Minimum Tax)                           4/07 at 102.00         AAA            813,088

        1,375   Pittsburgh Urban Redevelopment Authority, Pennsylvania,              10/03 at 102.00         AAA          1,408,866
                 Mortgage Revenue Bonds, Series 1992D, 6.500%, 4/01/17

        2,450   Pittsburgh Urban Redevelopment Authority, Pennsylvania,              10/03 at 102.00         AAA          2,508,114
                 Mortgage Revenue Bonds, Series 1992C-1,
                 6.800%, 10/01/25 (Alternative Minimum Tax)

          615   Pittsburgh Urban Redevelopment Authority, Pennsylvania,               4/04 at 102.00         AAA            635,215
                 Mortgage Revenue Bonds, Series 1994B,
                 6.950%, 10/01/10 (Alternative Minimum Tax)


                                       38

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 4.9%

$       2,000   New Morgan Industrial Development Authority, Pennsylvania,            4/04 at 102.00         BB-       $  1,812,360
                 Solid Waste Disposal Revenue Bonds, New Morgan Landfill
                 Company, Inc. Project, Series 1994, 6.500%, 4/01/19
                 (Alternative Minimum Tax)

        2,000   Pennsylvania Economic Development Financing Authority,                5/11 at 101.00          A3          1,822,820
                 Exempt Facilities Revenue Bonds, Amtrak Project,
                 Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)

                Pennsylvania Industrial Development Authority, Economic
                Development Revenue Bonds, Series 1994:
        2,000    7.000%, 7/01/06 - AMBAC Insured                                        No Opt. Call         AAA          2,312,540
        1,550    7.000%, 1/01/07 - AMBAC Insured                                        No Opt. Call         AAA          1,811,780
        1,000    7.000%, 7/01/07 - AMBAC Insured                                        No Opt. Call         AAA          1,189,930

        2,750   Pennsylvania Industrial Development Authority, Economic               7/12 at 101.00         AAA          3,133,378
                 Development Revenue Bonds, Series 2002, 5.500%, 7/01/17 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 4.3%

        1,000   Cumberland County Municipal Authority, Pennsylvania,                 12/12 at 100.00          AA          1,011,570
                 Revenue Bonds, Presbyterian Homes Inc., Series 2003A,
                 5.000%, 12/01/22 - RAAI Insured

        1,230   Pennsylvania Economic Development Financing Authority,                6/08 at 100.00         BB+            905,624
                 Revenue Bonds, Northwestern Human Services Inc. Project,
                 Series 1998A, 5.250%, 6/01/28

                Pennsylvania Economic Development Financing Authority,
                Revenue Bonds, Dr. Gertrude A. Barber Center Inc.,
                Series 2000:
        1,000    6.150%, 12/01/20 - RAAI Insured                                      8/03 at 100.00          AA          1,003,100
        2,000    5.900%, 12/01/30 - RAAI Insured                                     12/10 at 100.00          AA          2,158,260

                Philadelphia Authority for Industrial Development, Pennsylvania,
                Healthcare Facilities Revenue Bonds, Paul's Run, Series 1998A:
        1,350    5.750%, 5/15/18                                                      5/08 at 102.00         N/R          1,270,188
        1,650    5.875%, 5/15/28                                                      5/08 at 102.00         N/R          1,515,921

        2,700   Philadelphia Hospitals and Higher Education Facilities                8/03 at 102.00        BBB+          2,757,969
                 Authority, Pennsylvania, Revenue Refunding Bonds,
                 Philadelphia MR Project, Series 1992, 5.625%, 8/01/04


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 0.2%

          500   Erie County Industrial Development Authority, Pennsylvania,           9/10 at 101.00         BBB            536,500
                 Environmental Improvement Revenue Refunding Bonds,
                 Series 2000B, 6.000%, 9/01/16 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 17.5%

        2,120   Central Bucks School District, Bucks County, Pennsylvania,            5/13 at 100.00         Aaa          2,237,406
                 General Obligation Bonds, Series 2003, 5.000%, 5/15/23 -
                 MBIA Insured

        2,000   Centre County, Pennsylvania, General Obligation Bonds,                7/13 at 100.00         Aaa          2,052,700
                 Series 2003, 4.500%, 7/01/19 - MBIA Insured

                Chichester School District, Delaware County, Pennsylvania,
                General Obligation Bonds, Series 1999:
        3,125    0.000%, 3/01/23 - FGIC Insured                                         No Opt. Call         AAA          1,223,406
        3,125    0.000%, 3/01/24 - FGIC Insured                                         No Opt. Call         AAA          1,150,094
        3,125    0.000%, 3/01/25 - FGIC Insured                                         No Opt. Call         AAA          1,084,281

                Harrisburg Redevelopment Authority, Dauphin County,
                Pennsylvania, Guaranteed Revenue Bonds, Series 1998B:
        1,750    0.000%, 5/01/22 - FSA Insured                                         5/16 at 75.56         AAA            654,273
        2,750    0.000%, 11/01/22 - FSA Insured                                        5/16 at 73.64         AAA          1,001,633
        2,750    0.000%, 5/01/23 - FSA Insured                                         5/16 at 71.71         AAA            962,885
        2,750    0.000%, 11/01/23 - FSA Insured                                        5/16 at 69.88         AAA            937,750

        1,500   Lancaster County, Pennsylvania, General Obligation Bonds,            11/12 at 100.00         Aaa          1,552,305
                 Series 2002A, 4.700%, 11/01/20 - FGIC Insured

        4,305   Montgomery County, Pennsylvania, General Obligation                  10/06 at 100.00         Aaa          4,655,858
                 Bonds, Series 1996B, 5.375%, 10/15/21


                                       39


                           Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY) (continued)
                            Portfolio of INVESTMENTS June 30, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                Norristown Area School District, Montgomery County,
                Pennsylvania, General Obligation Bonds, Series 2003:
$       1,000    5.000%, 9/01/19 - FGIC Insured                                       3/13 at 100.00         Aaa       $  1,074,920
        1,000    5.000%, 9/01/20 - FGIC Insured                                       3/13 at 100.00         Aaa          1,069,960
        1,735    5.000%, 9/01/21 - FGIC Insured                                       3/13 at 100.00         Aaa          1,843,559
        2,000    5.000%, 9/01/22 - FGIC Insured                                       3/13 at 100.00         Aaa          2,115,360
        2,270    5.000%, 9/01/23 - FGIC Insured                                       3/13 at 100.00         Aaa          2,393,579
        2,600    5.000%, 9/01/24 - FGIC Insured                                       3/13 at 100.00         Aaa          2,739,438

        2,000   Philadelphia School District, Pennsylvania, General                     No Opt. Call         AAA          2,419,240
                 Obligation Refunding Bonds, Series 1995A, 6.250%, 9/01/09 -
                 AMBAC Insured

        1,700   Pine-Richland School District, Allegheny County, Pennsylvania,        9/11 at 100.00         AAA          1,772,216
                 General Obligation Refunding Bonds, Series 2001,
                 5.000%, 9/01/29 - FSA Insured

                State Public School Building Authority, Pennsylvania, School
                Revenue Bonds, Conneaut School District Project, Series 2003:
        1,000    5.250%, 11/01/21 - FGIC Insured                                     11/13 at 100.00         AAA          1,087,690
        1,355    5.250%, 11/01/22 - FGIC Insured                                     11/13 at 100.00         AAA          1,467,899

                State Public School Building Authority, Pennsylvania, School
                Revenue Bonds, York City School District, Series 2003:
        1,575    5.000%, 5/01/18 - FSA Insured                                        5/13 at 100.00         Aaa          1,701,284
        1,655    5.000%, 5/01/19 - FSA Insured                                        5/13 at 100.00         Aaa          1,777,950
        2,550    4.000%, 5/01/21 - FSA Insured                                        5/13 at 100.00         Aaa          2,435,352

        1,535   Stroudsburg Area School District, Monroe County,                      4/12 at 100.00         AAA          1,640,884
                 Pennsylvania, General Obligation Bonds, Series 2001A,
                 5.000%, 4/01/19 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 11.9%

        4,060   Delaware Valley Regional Finance Authority, Pennsylvania,             4/06 at 100.00         AAA          4,464,944
                 Local Government Revenue Bonds, Series 1996A,
                 6.000%, 4/15/26 - AMBAC Insured

        8,500   Pittsburgh and Allegheny County Public Auditorium                     8/09 at 101.00         AAA          8,391,540
                 Authority, Pennsylvania, Hotel Room Excise Tax Revenue
                 Bonds, Series 1999, 4.500%, 2/01/29 - AMBAC Insured

        2,405   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          2,861,469
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

       11,225   Southeastern Transportation Authority, Pennsylvania, Special          3/09 at 101.00         AAA         11,393,712
                 Revenue Bonds, Series 1999A, 4.750%, 3/01/29 -
                 FGIC Insured

                York County School of Technology Authority, Pennsylvania,
                Lease Revenue Bonds, Series 2003:
        1,000    5.375%, 2/15/20 - FGIC Insured                                       2/13 at 100.00         Aaa          1,100,090
        1,000    5.500%, 2/15/22 - FGIC Insured                                       2/13 at 100.00         Aaa          1,106,590


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 14.4%

        2,300   Allegheny County, Pennsylvania, Airport Revenue Refunding             1/08 at 101.00         AAA          2,420,497
                 Bonds, Pittsburgh International Airport, Series 1997A,
                 5.250%, 1/01/16 (Alternative Minimum Tax) -
                 MBIA Insured

        4,600   Pennsylvania Economic Development Financing Authority,                6/12 at 102.00           A          4,785,932
                 Revenue Bonds, Amtrak 30th Street Station Parking Garage
                 Project, Series 2002, 5.875%, 6/01/33 - ACA Insured

        3,575   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,            12/11 at 101.00         AAA          3,753,071
                 Series 2001R, 5.000%, 12/01/30 - AMBAC Insured

       10,000   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA         10,318,400
                 Pennsylvania, Airport Revenue Bonds, Philadelphia Airport
                 System Project, Series 2001A, 5.250%, 7/01/28
                 (Alternative Minimum Tax) - FGIC Insured

        6,525   Pittsburgh and Allegheny County Sports and Exhibition                12/06 at 100.00         Aaa          6,931,638
                 Authority, Pennsylvania, Parking Revenue Bonds,
                 Series 2001A, 5.350%, 12/01/26 - AMBAC Insured

        7,000   Susquehanna Area Regional Airport Authority,                          1/13 at 100.00         Aaa          7,238,070
                 Pennsylvania, Airport System Revenue Bonds, Series 2003B,
                 5.000%, 1/01/33 - AMBAC Insured


                                       40

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 17.3%

$       2,000   Bangor Area School District, Northampton County,                      3/06 at 100.00         AAA        $ 2,215,500
                 Pennsylvania, General Obligation Bonds, Series 1996B,
                 5.500%, 3/15/18 (Pre-refunded to 3/15/06) - FGIC Insured

        2,500   Bensalem Township School District, Bucks County,                      7/06 at 100.00         AAA          2,826,550
                 Pennsylvania, General Obligation Bonds, Series 1996,
                 5.875%, 7/15/16 (Pre-refunded to 7/15/06) - FGIC Insured

        2,110   Fayette County, Pennsylvania, General Obligation Bonds,              11/10 at 100.00         AAA          2,516,871
                 Series 2000, 5.625%, 11/15/28 (Pre-refunded to
                 11/15/10) - AMBAC Insured

       17,895   Harrisburg Authority, Dauphin County, Pennsylvania,                   9/07 at 100.00         AAA         20,612,714
                 Tax-Exempt Revenue Bonds, City of Harrisburg Project,
                 Series 1997-II, 5.625%, 9/15/22 (Pre-refunded to 9/15/07) -
                 MBIA Insured

        1,500   Ligonier Valley School District, Westmoreland County,                 3/04 at 100.00         AAA          1,551,075
                 Pennsylvania, General Obligation Bonds, Series 1994,
                 6.000%, 3/01/23 (Pre-refunded to 3/01/04) - MBIA Insured

        1,380   Pennsylvania Higher Educational Facilities Authority,                   No Opt. Call         Aaa          1,727,801
                 College Revenue Bonds, Ninth Series 1976,
                 7.625%, 7/01/15

        1,005   Philadelphia Hospitals and Higher Education Facilities                5/04 at 102.00         AAA          1,068,275
                 Authority, Pennsylvania, Revenue Bonds, Philadelphia
                 Community College, Series 1994, 6.100%, 5/01/10
                 (Pre-refunded to 5/01/04) - MBIA Insured

                Philadelphia Hospitals and Higher Education Facilities
                Authority, Pennsylvania, Hospital Revenue Bonds, Presbyterian
                Medical Center of Philadelphia, Series 1993:
        1,000    6.500%, 12/01/11                                                    12/03 at 102.00         AAA          1,212,470
        3,690    6.650%, 12/01/19                                                    12/03 at 102.00         AAA          4,776,152

        1,750   Pine-Richland School District, Allegheny County,                      9/03 at 100.00         AAA          1,765,243
                 Pennsylvania, General Obligation Bonds, Series 1993A,
                 6.100%, 9/01/18 (Pre-refunded to 9/01/03) - AMBAC Insured

        1,650   West View Borough, Municipal Authority, Allegheny                       No Opt. Call         AAA          2,376,231
                 County, Pennsylvania, Special Obligation Bonds, Series 1985A,
                 9.500%, 11/15/14


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.8%

        1,125   Allegheny County Industrial Development Authority,                      No Opt. Call         AAA          1,194,424
                 Pennsylvania, Pollution Control Revenue Refunding Bonds,
                 Duquesne Light Company Project, Series 1999A,
                 4.350%, 12/01/13 - AMBAC Insured

        8,000   Beaver County Industrial Development Authority,                       6/08 at 102.00         AAA          8,300,720
                 Pennsylvania, Exempt Facilities Revenue Bonds, Shippingport
                 Project, Series 1998A, 5.375%, 6/01/28 (Alternative
                 Minimum Tax) - AMBAC Insured

        3,785   Carbon County Industrial Development Authority,                         No Opt. Call        BBB-          4,062,403
                 Pennsylvania, Resource Recovery Revenue Refunding
                 Bonds, Panther Creek Partners Project, Series 2000,
                 6.650%, 5/01/10 (Alternative Minimum Tax)

        7,590   Indiana County Industrial Development Authority,                      5/07 at 102.00         AAA          8,370,100
                 Pennsylvania, Pollution Control Revenue Bonds,
                 Metropolitan Edison Company Project, Series 1997A,
                 5.950%, 5/01/27 (Alternative Minimum Tax) -
                 AMBAC Insured

        2,000   Indiana County Industrial Development Authority,                      6/12 at 101.00        Baa1          2,013,520
                 Pennsylvania, Pollution Control Revenue Refunding
                 Bonds, PSEG Power LLC Project, Series 2001A,
                 5.850%, 6/01/27 (Alternative Minimum Tax)

        1,530   Montgomery County Industrial Development Authority,                     No Opt. Call         AAA          1,764,488
                 Pennsylvania, Resource Recovery Revenue Refunding
                 Bonds, Montenay/Montgomery County Project,
                 Series 2002A, 5.250%, 11/01/13 - MBIA Insured

        5,750   Philadelphia, Pennsylvania, Gas Works Revenue Bonds,                  7/09 at 101.00         AAA          5,936,760
                 General Ordinance, Second Series 1999, 5.000%, 7/01/29 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 10.2%

        2,000   Allegheny County Sanitary Authority, Pennsylvania, Sewer             12/10 at 101.00         AAA          2,160,300
                 Revenue Bonds, Series 2000, 5.500%, 12/01/30 -
                 MBIA Insured

        4,000   Bucks County Industrial Development Authority, Pennsylvania,          3/12 at 100.00         AAA          4,244,200
                 Water Facility Revenue Bonds, Pennsylvania Suburban
                 Water Company Project, Series 2002, 5.550%, 9/01/32
                 (Alternative Minimum Tax) - FGIC Insured

        3,360   Mercer County Industrial Development Authority, Pennsylvania,         7/10 at 100.00         AAA          3,673,589
                 Water Facility Revenue Bonds, Consumers Water Company,
                 Shenango Valley Division Project, Series 2000,
                 6.000%, 7/01/30 (Alternative Minimum Tax) -
                 MBIA Insured


                                       41


                            Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY) (continued)
                                    Portfolio of INVESTMENTS June 30, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       5,500   Northumberland County Industrial Development Authority,              10/03 at 102.00         AA-       $  5,672,700
                 Pennsylvania, Exempt Facilities Revenue Bonds, Roaring
                 Creek Water Company Project, Series 1993, 6.375%, 10/15/23
                 (Alternative Minimum Tax)

                Philadelphia, Pennsylvania, Water and Wastewater Revenue
                Bonds, Series 1995:
        3,000    6.750%, 8/01/05 - MBIA Insured                                         No Opt. Call         AAA          3,332,220
        2,730    6.250%, 8/01/10 - MBIA Insured                                         No Opt. Call         AAA          3,322,082

       10,000   Pittsburgh Water and Sewer Authority, Pennsylvania, Water               No Opt. Call         AAA          2,784,294
                 and Sewer System First Lien Revenue Bonds, Series 1998B,
                 0.000%, 9/01/28 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     350,575   Total Long-Term Investments (cost $323,040,254) - 142.1%                                                350,314,727
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.2%

          500   Puerto Rico Government Development Bank, Adjustable                                       VMIG-1            500,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 0.870%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         500   Total Short-Term Investments (cost $500,000)                                                                500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $323,540,254) - 142.3%                                                          350,814,727
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 5.6%                                                                     13,888,950
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.9)%                                                       (118,100,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $246,603,677
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       42


                            Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM)
                            Portfolio of
                                    INVESTMENTS June 30, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 5.2%

$       3,000   Pennsylvania Economic Development Financing Authority,               11/08 at 102.00         N/R        $ 2,804,190
                 Exempt Facilities Revenue Bonds, National Gypsum Project,
                 Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 4.5%

        2,200   Pennsylvania Economic Development Financing Authority,                  No Opt. Call         AA-          2,408,538
                 Solid Waste Disposal Revenue Bonds, Procter & Gamble
                 Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 28.3%

        2,250   Bucks County Industrial Development Authority, Pennsylvania,          9/11 at 100.00         Aaa          2,362,320
                 Revenue Bonds, George School Project, Series 2001,
                 5.125%, 9/15/31 - AMBAC Insured

        1,825   Delaware County Authority, Pennsylvania, College Revenue             10/11 at 100.00        BBB-          1,895,117
                 Refunding Bonds, Neumann College, Series 2001,
                 6.000%, 10/01/31

        2,370   Montgomery County Industrial Development Authority,                   8/07 at 100.00         AAA          2,516,821
                 Pennsylvania, Revenue Bonds, Hill School Project,
                 Series 1997, 5.350%, 8/15/27 - MBIA Insured

        1,090   Pennsylvania Higher Educational Facilities Authority,                 1/13 at 100.00          A1          1,206,837
                 Revenue Bonds, Thomas Jefferson University, Series 2002,
                 5.500%, 1/01/16

        1,500   Pennsylvania Higher Educational Facilities Authority, Revenue         7/11 at 100.00          AA          1,591,005
                 Bonds, Moravian College, Series 2001, 5.375%, 7/01/31 -
                 RAAI Insured

        3,000   Pennsylvania State University, General Obligation Refunding             No Opt. Call          AA          3,511,920
                 Bonds, Series 2002, 5.250%, 8/15/14

        2,000   West Cornwall Township Municipal Authority, Pennsylvania,            12/11 at 100.00        BBB+          2,084,000
                 College Revenue Bonds, Elizabethtown College Project,
                 Series 2001, 6.000%, 12/15/27


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 17.9%

        2,500   Chester County Health and Educational Facilities Authority,           5/08 at 101.00         AA-          2,556,025
                 Pennsylvania, Health System Revenue Bonds, Jefferson
                 Health System, Series 1997B, 5.375%, 5/15/27

          600   Lehigh County General Purpose Authority, Pennsylvania,                8/13 at 100.00         BBB            583,818
                 Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                 Series 2003, 5.375%, 8/15/33 (WI, settling 7/01/03)

        2,900   Pennsylvania Higher Educational Facilities Authority, Revenue         1/11 at 101.00           A          3,071,622
                 Bonds, UPMC Health System, Series 2001A, 6.000%, 1/15/31

        1,000   Washington County Hospital Authority, Pennsylvania,                   6/12 at 101.00          A3          1,061,080
                 Revenue Bonds, Monongahela Valley Hospital Project,
                 Series 2002, 5.500%, 6/01/17

        2,250   West Shore Area Hospital Authority, Cumberland County,                1/12 at 100.00        BBB+          2,339,393
                 Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital
                 of the Sisters of Christian Charity Project, Series 2001,
                 6.250%, 1/01/32


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.0%

        2,090   Allegheny County Residential Finance Authority, Pennsylvania,        11/08 at 102.00         Aaa          2,152,303
                 Single Family Mortgage Revenue Bonds, Series 1998-DD2,
                 5.400%, 11/01/29 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 6.1%

        2,000   Pennsylvania Economic Development Financing Authority,                5/11 at 101.00          A3          1,822,820
                 Exempt Facilities Revenue Bonds, Amtrak Project,
                 Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)

        1,250   Pennsylvania Industrial Development Authority, Economic               7/12 at 101.00         AAA          1,424,263
                 Development Revenue Bonds, Series 2002, 5.500%, 7/01/17 -
                 AMBAC Insured


                                       43


                            Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM) (continued)
                                    Portfolio of INVESTMENTS June 30, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 11.5%

$       1,000   Cumberland County Municipal Authority, Pennsylvania,                  1/13 at 101.00         N/R        $   996,620
                 Retirement Community Revenue Bonds, Wesley Affiliated
                 Services Inc., Series 2002A, 7.125%, 1/01/25

        2,100   Lancaster County Hospital Authority, Pennsylvania, Health            12/11 at 100.00          A-          2,173,836
                 Center Revenue Bonds, Willow Valley Retirement Communities
                 Project, Series 2001, 5.875%, 6/01/31

        2,875   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA          3,018,923
                 Pennsylvania, Revenue Bonds, Philadelphia Corporation
                 for the Aging Project, Series 2001B, 5.250%, 7/01/31 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 39.4%

        2,415   Bucks County, Pennsylvania, Central Bucks School District,            5/12 at 100.00         Aaa          2,728,515
                 General Obligation Bonds, Series 2002, 5.500%, 5/15/18 -
                 FGIC Insured

                Lake-Lehman School District, Luzerne County, Pennsylvania,
                General Obligation Bonds, Series 2001:
        1,315    0.000%, 4/01/25 - MBIA Insured                                         No Opt. Call         AAA            442,511
        1,315    0.000%, 4/01/26 - MBIA Insured                                         No Opt. Call         AAA            419,038

        1,105   Oxford Area School District, Chester County, Pennsylvania,            2/12 at 100.00         AAA          1,247,633
                 General Obligation Bonds, Series 2001A, 5.500%, 2/15/17 -
                 FGIC Insured

        2,000   Pennsylvania General Obligation Bonds, Second                         9/11 at 101.00          AA          2,255,000
                 Series 2001, 5.000%, 9/15/13

        2,500   Philadelphia School District, Pennsylvania, General Obligation        8/12 at 100.00         AAA          2,830,250
                 Bonds, Series 2002B, 5.625%, 8/01/18 - FGIC Insured

        3,000   Pittsburgh School District, Allegheny County, Pennsylvania,             No Opt. Call         AAA          3,582,810
                 General Obligation Refunding Bonds, Series 2002A,
                 5.500%, 9/01/14 - FSA Insured

        9,270   Reading School District, Berks County, Pennsylvania, General           7/11 at 54.58         AAA          3,438,243
                 Obligation Bonds, Series 2001A, 0.000%, 1/15/22 -
                 FGIC Insured

        2,625   Sto-Rox School District, Allegheny County, Pennsylvania,             12/11 at 100.00         AAA          2,768,955
                 General Obligation Refunding Bonds, Series 2001,
                 5.125%, 12/15/29 - FGIC Insured

        1,230   Stroudsburg Area School District, Monroe County,                      4/12 at 100.00         AAA          1,354,845
                 Pennsylvania, General Obligation Bonds, Series 2001A,
                 5.000%, 4/01/15 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 4.7%

        1,500   Philadelphia Redevelopment Authority, Pennsylvania,                   4/12 at 100.00         AAA          1,675,320
                 Revenue Bonds, Philadelphia Neighborhood Transformation
                 Initiative, Series 2002A, 5.500%, 4/15/19 - FGIC Insured

          700   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA            832,860
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 9.7%

        1,000   Pennsylvania Economic Development Financing Authority,                6/12 at 102.00           A          1,040,420
                 Revenue Bonds, Amtrak 30th Street Station Parking
                 Garage Project, Series 2002, 5.875%, 6/01/33 - ACA Insured

        1,750   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA          1,805,720
                 Pennsylvania, Airport Revenue Bonds, Philadelphia Airport
                 System Project, Series 2001A, 5.250%, 7/01/28 (Alternative
                 Minimum Tax) - FGIC Insured

        2,210   Pittsburgh and Allegheny County Sports and Exhibition                12/06 at 100.00         Aaa          2,344,589
                 Authority, Pennsylvania, Parking Revenue Bonds, Series 2001A,
                 5.375%, 12/01/30 - AMBAC Insured


                                       44

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.6%

$         500   Allegheny County Industrial Development Authority,                      No Opt. Call         AAA        $   530,855
                 Pennsylvania, Pollution Control Revenue Refunding Bonds,
                 Duquesne Light Company Project, Series 1999A,
                 4.350%, 12/01/13 - AMBAC Insured

        3,100   Montgomery County Industrial Development Authority,                     No Opt. Call         AAA          3,512,424
                 Pennsylvania, Resource Recovery Revenue Refunding Bonds,
                 Montenay/Montgomery County Project, Series 2002A,
                 5.000%, 11/01/10 - MBIA Insured

        1,000   Philadelphia, Pennsylvania, Gas Works Revenue Bonds,                  8/13 at 100.00         AAA          1,097,219
                 General Ordinance, Fourth Series 1998, 5.250%, 8/01/19 -
                 FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      78,335   Total Long-Term Investments (cost $69,694,452) - 140.9%                                                  75,488,658
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 5.7%                                                                      3,102,703
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (46.6)%                                                        (25,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $53,591,361
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                                       45


                            Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY)
                            Portfolio of
                                    INVESTMENTS June 30, 2003

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 19.1%

$         700   Allegheny County Higher Education Building Authority,                   No Opt. Call         AA-        $   701,253
                 Pennsylvania, Revenue Bonds, Carnegie Mellon University,
                 Series 2002, 5.450%, 3/01/27

        1,500   Allegheny County Higher Education Building Authority,                   No Opt. Call        Baa3          1,603,965
                 Pennsylvania, College Revenue Refunding Bonds, Robert
                 Morris College, Series 1998A, 6.000%, 5/01/28

        2,000   Pennsylvania Higher Educational Facilities Authority,                 7/11 at 101.00         AAA          2,084,900
                 Revenue Bonds, Temple University, Series 2001,
                 5.000%, 7/15/31 - MBIA Insured

        5,000   Pennsylvania State University, General Obligation Refunding             No Opt. Call          AA          5,802,400
                 Bonds, Series 2002, 5.250%, 8/15/12

        1,000   Union County Higher Education Facilities Financing Authority,         4/13 at 100.00         Aa3          1,095,410
                 Pennsylvania, Revenue Bonds, Bucknell University,
                 Series 2002A, 5.250%, 4/01/20


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 9.9%

        2,000   Chester County Health and Educational Facilities Authority,           5/08 at 101.00         AA-          2,044,820
                 Pennsylvania, Health System Revenue Bonds, Jefferson
                 Health System, Series 1997B, 5.375%, 5/15/27

          600   Lehigh County General Purpose Authority, Pennsylvania,                8/13 at 100.00         BBB            583,818
                 Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                 Series 2003, 5.375%, 8/15/33 (WI, settling 7/01/03)

        1,000   Philadelphia Hospitals and Higher Education Facilities               11/03 at 102.00         BBB          1,007,080
                 Authority, Pennsylvania, Hospital Revenue Bonds,
                 Temple University Hospital, Series 1993A, 6.625%, 11/15/23

        1,450   Washington County Hospital Authority, Pennsylvania,                   6/12 at 101.00          A3          1,581,950
                 Revenue Bonds, Monongahela Valley Hospital Project,
                 Series 2002, 6.250%, 6/01/22

          600   West Shore Area Hospital Authority, Cumberland County,                1/12 at 100.00        BBB+            623,838
                 Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital
                 of the Sisters of Christian Charity Project, Series 2001,
                 6.250%, 1/01/32


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 5.7%

        3,000   Pennsylvania Industrial Development Authority, Economic               7/12 at 101.00         AAA          3,379,020
                 Development Revenue Bonds, Series 2002, 5.500%, 7/01/19 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 5.4%

          965   Allegheny County Residential Finance Authority, Pennsylvania,         5/12 at 102.00         Aaa          1,020,410
                 Healthcare Facilities Revenue Bonds - GNMA Collateralized,
                 Lemington Home for the Aged Project, Series 2002A,
                 5.750%, 5/20/37

        1,155   Bucks County Industrial Development Authority, Pennsylvania,         10/12 at 101.00        BBB+          1,204,561
                 Revenue Bonds, Pennswood Village Project, Series 2002A,
                 6.000%, 10/01/34

        1,000   Cumberland County Municipal Authority, Pennsylvania,                  1/13 at 101.00         N/R            996,620
                 Retirement Community Revenue Bonds, Wesley Affiliated
                 Services Inc., Series 2002A, 7.125%, 1/01/25


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 4.1%

        2,190   Bucks County Industrial Development Authority, Pennsylvania,            No Opt. Call        BBB+          2,412,614
                 Environmental Improvement Revenue Bonds, USX Corp.
                 Project, Series 1995, 5.400%, 11/01/17 (Mandatory
                 put 11/01/11)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 38.1%

        2,500   Ambridge Area School District, Beaver County, Pennsylvania,          11/12 at 100.00         AAA          2,656,475
                 General Obligation Bonds, Series 2002B, 5.125%, 5/01/23 -
                 FGIC Insured

        1,740   Butler Area School District, Butler County, Pennsylvania,            10/12 at 100.00         AAA          1,894,599
                 General Obligation Bonds, Series 2002A, 5.375%, 10/01/26 -
                 FGIC Insured

          765   Butler Area School District, Butler County, Pennsylvania,            10/12 at 100.00         AAA            831,134
                 General Obligation Bonds, Series 2002B, 5.375%, 10/01/29 -
                 FGIC Insured


                                       46

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                Greensburg Salem School District, Westmoreland County,
                Pennsylvania, General Obligation Bonds, Series 2002 Refunding:
$         725    5.375%, 9/15/15 - FGIC Insured                                       9/12 at 100.00         AAA        $   823,542
        1,000    5.375%, 9/15/16 - FGIC Insured                                       9/12 at 100.00         AAA          1,126,740

        4,280   Lehigh County, Pennsylvania, General Obligation Bonds,               11/11 at 100.00         Aa3          4,696,444
                 Series 2001, 5.000%, 11/15/15

        1,100   Luzerne County, Pennsylvania, General Obligation Bonds,               11/12 at 57.97         Aaa            415,019
                 Series 2002B, 0.000%, 11/15/21 - MBIA Insured

        4,000   Pennsylvania General Obligation Bonds, Second Series 2001,            9/11 at 101.00          AA          4,420,040
                 5.000%, 9/15/15

        2,000   Philadelphia School District, Pennsylvania, General Obligation        2/12 at 100.00         AAA          2,174,460
                 Bonds, Series 2002A, 5.500%, 2/01/31 - FSA Insured

        3,170   Philadelphia School District, Pennsylvania, General Obligation        8/12 at 100.00         AAA          3,588,757
                 Bonds, Series 2002B, 5.625%, 8/01/18 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 34.2%

        4,000   Delaware Valley Regional Finance Authority, Pennsylvania,               No Opt. Call         Aa2          4,766,320
                 Local Government Revenue Bonds, Series 2002,
                 5.750%, 7/01/17

        2,000   Grove City Area Hospital Authority, Mercer County,                    3/12 at 100.00         AAA          2,118,320
                 Pennsylvania, Revenue Bonds, County Guaranteed, Woodland
                 Place Project, Series 2002, 5.400%, 3/01/31 - FGIC Insured

        4,000   Harrisburg Parking Authority, Pennsylvania, Guaranteed                9/11 at 100.00         Aaa          4,171,320
                 Revenue Refunding Bonds, Series 2001J, 5.000%, 9/01/22 -
                 MBIA Insured

        2,945   Pennsylvania Turnpike Commission, Registration Fee Revenue            7/11 at 101.00         AAA          3,220,593
                 Bonds, Series 2001, 5.500%, 7/15/33 - AMBAC Insured

        2,000   Philadelphia Authority for Industrial Development,                   10/11 at 101.00         AAA          2,107,080
                 Pennsylvania, Lease Revenue Bonds, Series 2001B,
                 5.125%, 10/01/26 - FSA Insured

                Philadelphia Redevelopment Authority, Pennsylvania, Revenue
                Bonds, Philadelphia Neighborhood Transformation Initiative,
                Series 2002A:
        1,000    5.500%, 4/15/18 - FGIC Insured                                       4/12 at 100.00         AAA          1,123,200
        1,750    5.500%, 4/15/22 - FGIC Insured                                       4/12 at 100.00         AAA          1,923,110

          700   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA            832,860
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 3.5%

        1,000   Pennsylvania Economic Development Financing Authority,                6/12 at 102.00           A          1,040,420
                 Revenue Bonds, Amtrak 30th Street Station Parking Garage
                 Project, Series 2002, 5.875%, 6/01/33 - ACA Insured

        1,000   Susquehanna Area Regional Airport Authority, Pennsylvania,            1/13 at 100.00         Aaa          1,008,660
                 Airport System Revenue Bonds, Series 2003A,
                 5.000%, 1/01/28 (Alternative Minimum Tax) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 4.0%

        2,000   Adams County, Pennsylvania, General Obligation Bonds,                 5/11 at 100.00         AAA          2,365,540
                 Series 2001, 5.500%, 11/15/26 (Pre-refunded to 5/15/11) -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.5%

        3,135   Montgomery County Industrial Development Authority,                     No Opt. Call         AAA          3,552,080
                 Pennsylvania, Resource Recovery Revenue Refunding Bonds,
                 Montenay/Montgomery County Project, Series 2002A,
                 5.000%, 11/01/10 - MBIA Insured

        2,420   Philadelphia, Pennsylvania, Gas Works Revenue Bonds,                  8/13 at 100.00         AAA          2,636,445
                 General Ordinance, Fourth Series 1998, 5.250%, 8/01/20 -
                 FSA Insured


                                       47


                            Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY) (continued)
                                    Portfolio of INVESTMENTS June 30, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.1%

$       4,500   Bucks County Industrial Development Authority, Pennsylvania,          3/12 at 100.00         AAA        $ 4,774,725
                 Water Facility Revenue Bonds, Pennsylvania Suburban
                 Water Company Project, Series 2002, 5.550%, 9/01/32
                 (Alternative Minimum Tax) - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      77,890   Total Long-Term Investments (cost $78,550,771) - 142.6%                                                  84,410,542
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 5.5%                                                                      3,291,896
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.1)%                                                        (28,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $59,202,438
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                                       48


                            Statement of
                                    ASSETS AND LIABILITIES June 30, 2003

                                                                      NEW JERSEY       NEW JERSEY        NEW JERSEY       NEW JERSEY
                                                                      INVESTMENT          PREMIUM          DIVIDEND         DIVIDEND
                                                                         QUALITY           INCOME         ADVANTAGE      ADVANTAGE 2
                                                                           (NQJ)            (NNJ)             (NXJ)            (NUJ)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $448,199,531, $262,699,786,
   $140,849,524 and $100,628,657, respectively)                     $475,389,341     $284,939,193      $148,839,565     $105,913,304
Cash                                                                   3,467,846               --           443,827               --
Receivables:
   Interest                                                            7,621,938        4,488,192         2,536,206        1,575,257
   Investments sold                                                    3,115,000        7,958,358                --               --
Other assets                                                              13,067           18,539             8,221            9,950
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   489,607,192      297,404,282       151,827,819      107,498,511
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                --        3,728,720                --        1,164,253
Payable for investments purchased                                     10,258,860        6,209,310         3,239,640        2,159,760
Accrued expenses:
  Management fees                                                        252,431          152,853            51,722           34,881
  Other                                                                  115,374          139,148            29,185           20,910
Preferred share dividends payable                                         10,940            6,228             5,530            2,839
------------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                10,637,605       10,236,259         3,326,077        3,382,643
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               162,000,000       91,600,000        48,000,000       34,500,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $316,969,587     $195,568,023      $100,501,742     $ 69,615,868
====================================================================================================================================
Common shares outstanding                                             20,258,649       12,012,930         6,547,000        4,507,534
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                            $      15.65     $      16.28      $      15.35     $      15.44
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $    202,586     $    120,129      $     65,470     $     45,075
Paid-in surplus                                                      285,497,149      171,436,986        92,923,228       63,910,979
Undistributed (Over-distribution of) net investment income             2,854,424        2,138,313           831,478          193,421
Accumulated net realized gain (loss) from investments                  1,225,618         (366,812)       (1,308,475)         181,746
Net unrealized appreciation of investments                            27,189,810       22,239,407         7,990,041        5,284,647
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $316,969,587     $195,568,023      $100,501,742     $ 69,615,868
====================================================================================================================================
Authorized shares:
   Common                                                            200,000,000      200,000,000         Unlimited        Unlimited
   Preferred                                                           1,000,000        1,000,000         Unlimited        Unlimited
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       49


                            Statement of
                                    ASSETS AND LIABILITIES June 30, 2003 (continued)
                                                                    PENNSYLVANIA     PENNSYLVANIA      PENNSYLVANIA     PENNSYLVANIA
                                                                      INVESTMENT          PREMIUM          DIVIDEND         DIVIDEND
                                                                         QUALITY         INCOME 2         ADVANTAGE      ADVANTAGE 2
                                                                           (NQP)            (NPY)             (NXM)            (NVY)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $357,190,415, $323,540,254,
   $69,694,452 and $78,550,771, respectively)                       $385,600,445     $350,814,727       $75,488,658     $84,410,542
Cash                                                                   2,881,293               --           336,625              --
Receivables:
   Interest                                                            5,187,102        5,260,387         1,109,374       1,329,701
   Investments sold                                                           --       13,690,673         2,284,800       2,652,000
Other assets                                                              19,931           31,265             9,466           9,904
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   393,688,771      369,797,052        79,228,923      88,402,147
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                --        2,402,121                --          53,682
Payable for investments purchased                                      2,429,025        2,331,864           582,966         582,966
Accrued expenses:
  Management fees                                                        206,997          193,142            31,675          30,197
  Organization and offering costs                                             --               --                --              --
  Other                                                                  112,345          156,101            20,127          27,403
Preferred share dividends payable                                         16,240           10,147             2,794           5,461
------------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                 2,764,607        5,093,375           637,562         699,709
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               132,000,000      118,100,000        25,000,000      28,500,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $258,924,164     $246,603,677       $53,591,361     $59,202,438
====================================================================================================================================
Common shares outstanding                                             16,275,318       15,753,059         3,296,957       3,723,722
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                            $      15.91     $      15.65       $     16.25     $     15.90
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $    162,753     $    157,531       $    32,970     $    37,237
Paid-in surplus                                                      230,329,016      215,375,462        46,757,196      52,783,463
Undistributed (Over-distribution of) net investment income             1,125,245        2,790,848           513,680         (55,552)
Accumulated net realized gain (loss) from investments                 (1,102,880)       1,005,363           493,309         577,519
Net unrealized appreciation of investments                            28,410,030       27,274,473         5,794,206       5,859,771
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $258,924,164     $246,603,677       $53,591,361     $59,202,438
====================================================================================================================================
Authorized shares:
   Common                                                              Unlimited        Unlimited         Unlimited       Unlimited
   Preferred                                                           Unlimited        Unlimited         Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                       50

                            Statement of
                                    OPERATIONS Year Ended June 30, 2003

                                                                      NEW JERSEY       NEW JERSEY        NEW JERSEY      NEW JERSEY
                                                                      INVESTMENT          PREMIUM          DIVIDEND        DIVIDEND
                                                                         QUALITY           INCOME         ADVANTAGE     ADVANTAGE 2
                                                                           (NQJ)            (NNJ)             (NXJ)           (NUJ)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $25,040,498      $14,788,463       $ 7,522,491      $5,233,470
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                        3,009,119        1,822,624           940,082         662,395
Preferred shares - auction fees                                          405,133          225,380           120,140          84,940
Preferred shares - dividend disbursing agent fees                         30,000           30,000            10,000          10,000
Shareholders' servicing agent fees and expenses                           66,433           40,149             2,583           2,747
Custodian's fees and expenses                                            120,493           75,492            36,731          31,974
Directors'/Trustees' fees and expenses                                     6,432            3,758             1,970           1,472
Professional fees                                                         20,279           16,469            11,475          11,121
Shareholders' reports - printing and mailing expenses                     60,653           29,273             8,370           9,883
Stock exchange listing fees                                               16,378           16,224               759             205
Investor relations expense                                                55,526           35,182            13,432           9,931
Other expenses                                                            32,030           20,677            10,274           5,683
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement   3,822,476        2,315,228         1,155,816         830,351
   Custodian fee credit                                                  (20,645)          (9,764)          (10,065)        (15,051)
   Expense reimbursement                                                      --               --          (426,238)       (301,086)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           3,801,831        2,305,464           719,513         514,214
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 21,238,667       12,482,999         6,802,978       4,719,256
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                              1,346,875        1,350,825        (1,018,294)        345,915
Change in net unrealized appreciation (depreciation) of investments   10,671,351        6,255,134         6,715,619       4,054,385
-----------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                             12,018,226        7,605,959         5,697,325       4,400,300
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                            (1,419,468)        (886,855)         (452,229)       (345,886)
From accumulated net realized gains from investments                    (169,479)              --                --         (20,192)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                       (1,588,947)        (886,855)         (452,229)       (366,078)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                   $31,667,946      $19,202,103       $12,048,074      $8,753,478
===================================================================================================================================


                                 See accompanying notes to financial statements.

                                       51

                            Statement of
                                    OPERATIONS Year Ended June 30, 2003 (continued)


                                                                    PENNSYLVANIA     PENNSYLVANIA      PENNSYLVANIA     PENNSYLVANIA
                                                                      INVESTMENT          PREMIUM          DIVIDEND         DIVIDEND
                                                                         QUALITY         INCOME 2         ADVANTAGE      ADVANTAGE 2
                                                                           (NQP)            (NPY)             (NXM)            (NVY)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $19,692,120      $19,193,515        $3,961,852      $4,176,560
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                        2,437,870        2,291,689           497,911         556,399
Preferred shares - auction fees                                          330,036          295,164            62,573          74,076
Preferred shares - dividend disbursing agent fees                         30,000           30,000            10,000          10,000
Shareholders' servicing agent fees and expenses                           75,625           60,532             3,183           3,886
Custodian's fees and expenses                                            115,102           96,544            29,712          34,288
Directors'/Trustees' fees and expenses                                     5,832            3,489               630           1,321
Professional fees                                                         18,939           16,582            10,394          10,140
Shareholders' reports - printing and mailing expenses                     62,956           33,810             4,636           6,028
Stock exchange listing fees                                               16,339           16,234               438             168
Investor relations expense                                                52,853           41,158             6,546          11,238
Other expenses                                                            26,857           16,769             9,589           4,217
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement   3,172,409        2,901,971           635,612         711,761
   Custodian fee credit                                                  (16,230)         (30,084)           (5,881)        (15,777)
   Expense reimbursement                                                      --               --          (221,005)       (252,149)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           3,156,179        2,871,887           408,726         443,835
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 16,535,941       16,321,628         3,553,126       3,732,725
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                              1,884,672        1,698,255           685,967         618,914
Change in net unrealized appreciation (depreciation) of investments   17,527,987       10,810,137         3,644,254       4,220,745
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                             19,412,659       12,508,392         4,330,221        4,839,659
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                            (1,392,205)      (1,223,173)         (246,805)       (317,893)
From accumulated net realized gains from investments                          --               --           (47,322)        (17,220)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from distributions
   to Preferred shareholders                                          (1,392,205)      (1,223,173)         (294,127)       (335,113)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                   $34,556,395      $27,606,847        $7,589,220      $8,237,271
====================================================================================================================================

                                 See accompanying notes to financial statements.

                            Statement of
                                    CHANGES IN NET ASSETS
                                       NEW JERSEY INVESTMENT               NEW JERSEY PREMIUM                NEW JERSEY DIVIDEND
                                           QUALITY (NQJ)                       INCOME (NNJ)                     ADVANTAGE (NXJ)
                                  -----------------------------      ------------------------------      ---------------------------
                                    YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                       6/30/03          6/30/02           6/30/03           6/30/02          6/30/03         6/30/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 21,238,667     $ 22,266,375      $ 12,482,999      $ 12,692,718      $ 6,802,978    $ 6,785,279
Net realized gain (loss)
  from investments                   1,346,875        2,008,530         1,350,825         1,446,786       (1,018,294)      (285,894)
Change in net unrealized
  appreciation (depreciation)
  of investments                    10,671,351       (2,377,570)        6,255,134         1,407,496        6,715,619       (122,252)
Distributions to Preferred Shareholders:
  From net investment
    income                          (1,419,468)      (2,560,820)         (886,855)       (1,417,848)        (452,229)      (855,272)
  From accumulated net
    realized gains
    from investments                  (169,479)              --                --                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to
   Common shares
   from operations                  31,667,946       19,336,515        19,202,103        14,129,152       12,048,074      5,521,861
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (18,736,412)     (18,508,380)      (11,026,672)      (10,187,469)      (5,713,922)    (5,578,064)
From accumulated net
   realized gains
   from investments                 (1,345,170)              --                --                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to
   Common shares from
   distributions to
   Common shareholders             (20,081,582)     (18,508,380)      (11,026,672)      (10,187,469)      (5,713,922)    (5,578,064)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale
     of shares                              --               --                --                --               --             --
   Net proceeds from shares
     issued to shareholders
     due to reinvestment
     of distributions                  575,330        2,194,939                --                --               --             --
Preferred shares offering costs             --               --                --                --           37,290             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to
   Common shares
   from capital
   share transactions                  575,330        2,194,939                --                --           37,290             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to
   Common shares                    12,161,694        3,023,074         8,175,431         3,941,683        6,371,442        (56,203)
Net assets applicable
   to Common
   shares at the
   beginning of period             304,807,893      301,784,819       187,392,592       183,450,909       94,130,300     94,186,503
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable
   to Common
   shares at the
   end of period                  $316,969,587     $304,807,893      $195,568,023      $187,392,592     $100,501,742    $94,130,300
====================================================================================================================================
Undistributed
   (Over-distribution of)
   net investment income
   at the end of period           $  2,854,424     $  1,768,070      $  2,138,313      $  1,610,542     $    831,478    $   184,283
====================================================================================================================================


                                 See accompanying notes to financial statements.


                                       53


                            Statement of
                                    CHANGES IN NET ASSETS (continued)
                                            NEW JERSEY                         PENNSYLVANIA                      PENNSYLVANIA
                                     DIVIDEND ADVANTAGE 2 (NUJ)          INVESTMENT QUALITY (NQP)           PREMIUM INCOME 2 (NPY)
                                   -----------------------------      -----------------------------      ---------------------------
                                                 FOR THE PERIOD
                                                        3/26/02
                                                  (COMMENCEMENT
                                    YEAR ENDED   OF OPERATIONS)        YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                       6/30/03  THROUGH 6/30/02           6/30/03           6/30/02          6/30/03         6/30/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 4,719,256       $  698,933      $ 16,535,941      $ 17,648,265     $ 16,321,628   $ 16,894,284
Net realized gain (loss)
   from investments                    345,915             (213)        1,884,672         2,590,369        1,698,255      1,191,174
Change in net unrealized
   appreciation
   (depreciation)
   of investments                    4,054,385        1,230,987        17,527,987        (1,250,135)      10,810,137      3,570,190
Distributions to Preferred Shareholders:
   From net investment
     income                           (345,886)         (52,247)       (1,392,205)       (2,216,547)      (1,223,173)    (1,898,830)
   From accumulated
     net realized gains
     from investments                  (20,192)              --                --                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to
   Common shares
   from operations                   8,753,478        1,877,460        34,556,395        16,771,952       27,606,847     19,756,818
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (4,137,816)        (689,572)      (14,842,385)      (14,777,891)     (14,623,151)   (13,598,132)
From accumulated net
   realized gains
   from investments                   (143,736)              --                --                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to
   Common shares
   from distributions
   to Common shareholders           (4,281,552)        (689,572)      (14,842,385)      (14,777,891)     (14,623,151)   (13,598,132)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from
     sale of shares                         --       64,327,500                --                --               --             --
   Net proceeds from shares
     issued to shareholders
     due to reinvestment
     of distributions                    7,924              122           283,963         1,744,182           84,070             --
Preferred shares
   offering costs                      (17,393)        (462,374)               --                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to
   Common shares
   from capital share
   transactions                         (9,469)      63,865,248           283,963         1,744,182           84,070             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to
   Common shares                     4,462,457       65,053,136        19,997,973         3,738,243       13,067,766      6,158,686
Net assets applicable
   to Common
   shares at the
   beginning of period              65,153,411          100,275       238,926,191       235,187,948      233,535,911    227,377,225
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable
   to Common
   shares at the
   end of period                   $69,615,868      $65,153,411      $258,924,164      $238,926,191     $246,603,677   $233,535,911
====================================================================================================================================
Undistributed
   (Over-distribution of)
   net investment income
   at the end of period            $   193,421      $   (42,886)     $  1,125,245      $    847,477     $  2,790,848   $  2,445,025
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       54

                                                                              PENNSYLVANIA                       PENNSYLVANIA
                                                                         DIVIDEND ADVANTAGE (NXM)        DIVIDEND ADVANTAGE 2 (NVY)
                                                                     ------------------------------     ----------------------------
                                                                                                                            FOR THE
                                                                                                                     PERIOD 3/25/02
                                                                                                                      (COMMENCEMENT
                                                                       YEAR ENDED        YEAR ENDED      YEAR ENDED  OF OPERATIONS)
                                                                          6/30/03           6/30/02         6/30/03 THROUGH 6/30/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                 $ 3,553,126       $ 3,696,942       $ 3,732,725   $   568,127
Net realized gain (loss) from investments                                 685,967           226,686           618,914        85,308
Change in net unrealized appreciation
   (depreciation) of investments                                        3,644,254         1,011,994         4,220,745     1,639,929
Distributions to Preferred Shareholders:
   From net investment income                                            (246,805)         (436,152)         (317,893)      (51,479)
   From accumulated net realized gains
     from investments                                                     (47,322)           (9,362)          (17,220)           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                                        7,589,220         4,490,108         8,237,271     2,241,885
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                             (3,033,667)       (2,880,695)       (3,418,107)     (569,467)
From accumulated net realized gains
   from investments                                                      (322,656)          (41,536)         (109,844)           --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                              (3,356,323)       (2,922,231)       (3,527,951)     (569,467)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                            --                --                --    53,105,925
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                             --            15,496            25,883           198
Preferred shares offering costs                                            51,983               --            (13,359)     (398,222)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions                                              51,983            15,496            12,524    52,707,901
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                          4,284,880         1,583,373         4,721,844    54,380,319
Net assets applicable to Common
   shares at the beginning of period                                   49,306,481        47,723,108        54,480,594       100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                        $53,591,361       $49,306,481       $59,202,438   $54,480,594
====================================================================================================================================
Undistributed (Over-distribution of)
    net investment income at the
    end of period                                                     $   513,680       $   272,643       $   (55,552)  $   (52,819)
====================================================================================================================================

See accompanying notes to financial statements.

                            Notes to
                                    FINANCIAL STATEMENTS

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ), Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ), Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ), Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ), Nuveen Pennsylvania Investment Quality Municipal Fund (NQP), Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY), Nuveen Pennsylvania Dividend Advantage Municipal Fund
(NXM) and Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY). New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), Pennsylvania Investment Quality (NQP) and Pennsylvania Premium Income 2 (NPY) are traded on the New York Stock Exchange while New Jersey Dividend Advantage (NXJ), New Jersey Dividend Advantage 2 (NUJ), Pennsylvania Dividend Advantage (NXM) and Pennsylvania Dividend Advantage 2 (NVY) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Prior to the commencement of operations of New Jersey Dividend Advantage 2 (NUJ) and Pennsylvania Dividend Advantage 2 (NVY), each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 per Fund by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), and the recording of the organization expenses ($11,500 per Fund) and their reimbursement by Nuveen Investments, LLC (formerly, Nuveen Investments), also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At June 30, 2003, New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), New Jersey Dividend Advantage (NXJ), New Jersey Dividend Advantage 2 (NUJ), Pennsylvania Investment Quality (NQP), Pennsylvania Premium Income 2 (NPY), Pennsylvania Dividend Advantage (NXM) and Pennsylvania Dividend Advantage 2 (NVY) had an outstanding when-issued purchase commitments of $10,258,860, $6,209,310, $3,239,640, $2,159,760, $2,429,025, $2,331,864, $582,966, and $582,966,
respectively.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and applicable state and local income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended June 30, 2003, have been designated Exempt Interest Dividends.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared and paid monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                               NEW JERSEY NEW JERSEY NEW JERSEY NEW JERSEY INVESTMENT PREMIUM DIVIDEND DIVIDEND
                                  QUALITY       INCOME    ADVANTAGE  ADVANTAGE 2
                                    (NQJ)        (NNJ)        (NXJ)        (NUJ)
--------------------------------------------------------------------------------
Number of shares:
   Series M                         3,200           --           --           --
   Series T                            --          624        1,920           --
   Series W                            --        1,440           --        1,380
   Series TH                        2,000        1,600           --           --
   Series F                         1,280           --           --           --
--------------------------------------------------------------------------------
Total                               6,480        3,664        1,920        1,380
================================================================================


                             PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA
                               INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                                  QUALITY     INCOME 2    ADVANTAGE  ADVANTAGE 2
                                    (NQP)        (NPY)        (NXM)        (NVY)
--------------------------------------------------------------------------------
Number of shares:
   Series M                            --          844           --        1,140
   Series T                           880           --        1,000           --
   Series W                         2,400           --           --           --
   Series TH                        2,000        2,080           --           --
   Series F                            --        1,800           --           --
--------------------------------------------------------------------------------
Total                               5,280        4,724        1,000        1,140
================================================================================


Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended June 30, 2003.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs

Nuveen Investments, LLC has agreed to pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for New Jersey Dividend Advantage 2 (NUJ) and Pennsylvania Dividend Advantage 2 (NVY). New Jersey Dividend Advantage 2's (NUJ) and Pennsylvania Dividend Advantage 2's (NVY) share of Common share offering costs ($135,000 and $111,450, respectively) were recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by New Jersey Dividend Advantage 2 (NUJ) and Pennsylvania Dividend Advantage 2 (NVY) in connection with their offering of Preferred shares ($479,767 and $411,581, respectively) were recorded as a reduction to paid-in surplus.

                            Notes to
                                FINANCIAL STATEMENTS (continued)



Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                 NEW JERSEY                NEW JERSEY                 NEW JERSEY
                          INVESTMENT QUALITY (NQJ)    PREMIUM INCOME (NNJ)      DIVIDEND ADVANTAGE (NXJ)
                          ------------------------   -----------------------   -------------------------
                          YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     YEAR ENDED
                             6/30/03       6/30/02      6/30/03      6/30/02      6/30/03        6/30/02
--------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                    --           --           --           --           --             --
   Shares issued to shareholders
     due to reinvestment of
     distributions            37,370      141,510           --           --           --             --
--------------------------------------------------------------------------------------------------------
                              37,370      141,510           --           --           --             --
========================================================================================================
Preferred shares sold             --           --           --           --           --             --
========================================================================================================
                                 NEW JERSEY               PENNSYLVANIA               PENNSYLVANIA
                         DIVIDEND ADVANTAGE 2 (NUJ)   INVESTMENT QUALITY (NQP)    PREMIUM INCOME 2 (NPY)
                         --------------------------   ------------------------  -------------------------
                                            FOR THE
                                     PERIOD 3/26/02
                                      (COMMENCEMENT
                                     OF OPERATIONS)
                          YEAR ENDED        THROUGH   YEAR ENDED   YEAR ENDED   YEAR ENDED     YEAR ENDED
                             6/30/03        6/30/02      6/30/03      6/30/02      6/30/03        6/30/02
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                    --      4,500,000           --           --           --             --
   Shares issued to shareholders
     due to reinvestment of
     distributions               526              8       18,725      115,618        5,597             --
---------------------------------------------------------------------------------------------------------
                                 526      4,500,008       18,725      115,618        5,597             --
=========================================================================================================
Preferred shares sold             --          1,380           --           --           --             --
=========================================================================================================

                                                          PENNSYLVANIA                 PENNSYLVANIA
                                                    DIVIDEND ADVANTAGE (NXM)    DIVIDEND ADVANTAGE 2 (NVY)
                                                    ------------------------   ---------------------------
                                                                                                   FOR THE
                                                                                            PERIOD 3/25/02
                                                                                             (COMMENCEMENT
                                                                                            OF OPERATIONS)
                                                     YEAR ENDED   YEAR ENDED   YEAR ENDED          THROUGH
                                                        6/30/03      6/30/02      6/30/03          6/30/02
----------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                               --           --           --        3,715,000
   Shares issued to shareholders
     due to reinvestment of
     distributions                                           --        1,057        1,709               13
----------------------------------------------------------------------------------------------------------
                                                             --        1,057        1,709        3,715,013
==========================================================================================================
Preferred shares sold                                        --           --           --            1,140
==========================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the fiscal year ended June 30, 2003, were as follows:

                               NEW JERSEY   NEW JERSEY   NEW JERSEY   NEW JERSEY
                               INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                                  QUALITY       INCOME    ADVANTAGE  ADVANTAGE 2
                                    (NQJ)        (NNJ)        (NXJ)        (NUJ)
--------------------------------------------------------------------------------
Purchases                     $59,641,989  $38,214,481  $14,781,056  $14,433,798
Sales and maturities           56,551,685   37,450,009   11,768,310   11,847,470
================================================================================

                             PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA
                               INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                                  QUALITY     INCOME 2    ADVANTAGE  ADVANTAGE 2
                                    (NQP)        (NPY)        (NXM)        (NVY)
--------------------------------------------------------------------------------
Purchases                     $39,970,806  $64,424,788  $ 9,668,549  $11,297,284
Sales and maturities           43,707,376   74,516,537   16,069,723   14,069,969
================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At June 30, 2003, the cost of investments were as follows:

                             NEW JERSEY NEW JERSEY NEW JERSEY NEW JERSEY INVESTMENT PREMIUM DIVIDEND DIVIDEND
                                QUALITY       INCOME     ADVANTAGE   ADVANTAGE 2
                                  (NQJ)        (NNJ)         (NXJ)         (NUJ)
--------------------------------------------------------------------------------
Cost of investments        $448,166,377 $262,554,955  $140,825,794  $100,619,805
================================================================================

                           PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA PENNSYLVANIA
                             INVESTMENT       PREMIUM      DIVIDEND     DIVIDEND
                                QUALITY      INCOME 2     ADVANTAGE  ADVANTAGE 2
                                  (NQP)         (NPY)         (NXM)        (NVY)
--------------------------------------------------------------------------------
Cost of investments        $357,136,594  $323,314,583   $69,669,261  $78,545,240
================================================================================

                            Notes to
                                FINANCIAL STATEMENTS (continued)



Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2003, were as follows:

                                                         NEW JERSEY   NEW JERSEY   NEW JERSEY   NEW JERSEY
                                                         INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                                                            QUALITY       INCOME    ADVANTAGE  ADVANTAGE 2
                                                              (NQJ)        (NNJ)        (NXJ)        (NUJ)
----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                         $30,573,696  $23,175,410   $8,936,212   $5,883,414
   Depreciation                                          (3,350,732)    (791,172)    (922,441)    (589,915)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments              $27,222,964  $22,384,238   $8,013,771   $5,293,499
==========================================================================================================
                                                    PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA
                                                      INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                                                         QUALITY      INCOME 2     ADVANTAGE   ADVANTAGE 2
                                                           (NQP)         (NPY)         (NXM)         (NVY)
----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                      $28,868,204   $28,816,102    $6,014,057    $5,865,302
   Depreciation                                         (404,353)   (1,315,958)     (194,660)           --
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments           $28,463,851   $27,500,144    $5,819,397    $5,865,302
==========================================================================================================

The tax components of undistributed net investment income and net realized gains at June 30, 2003, were as follows:

                                                         NEW JERSEY   NEW JERSEY   NEW JERSEY   NEW JERSEY
                                                         INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                                                            QUALITY       INCOME    ADVANTAGE  ADVANTAGE 2
                                                              (NQJ)        (NNJ)        (NXJ)        (NUJ)
----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                      $4,388,218   $2,935,001   $1,314,052     $532,021
Undistributed net ordinary income *                          41,048        1,718           72      181,959
Undistributed net long-term capital gains                 1,228,997           --           --           --
==========================================================================================================
                                                    PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA
                                                      INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                                                         QUALITY      INCOME 2     ADVANTAGE   ADVANTAGE 2
                                                           (NQP)         (NPY)         (NXM)         (NVY)
----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                   $2,277,915    $3,796,469      $752,413      $228,907
Undistributed net ordinary income *                       46,683        23,349         6,531       383,089
Undistributed net long-term capital gains                     --     1,005,363       487,758       194,764
==========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended June 30, 2003 and June 30, 2002, was designated for purposes of the dividends paid deduction as follows:

                                                         NEW JERSEY  NEW JERSEY   NEW JERSEY   NEW JERSEY
                                                         INVESTMENT     PREMIUM     DIVIDEND     DIVIDEND
                                                            QUALITY      INCOME    ADVANTAGE  ADVANTAGE 2
2003                                                          (NQJ)       (NNJ)        (NXJ)        (NUJ)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                $20,112,448 $11,722,514   $6,130,175   $4,484,545
Distributions from net ordinary income *                         --     133,874           --      163,988
Distributions from net long-term capital gains            1,514,649          --           --           --
=========================================================================================================
                                                   PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA
                                                     INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                                                        QUALITY      INCOME 2     ADVANTAGE   ADVANTAGE 2
2003                                                      (NQP)         (NPY)         (NXM)         (NVY)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income            $16,232,380   $15,704,179    $3,253,465    $3,737,200
Distributions from net ordinary income *                     --        93,494       107,098       127,064
Distributions from net long-term capital gains               --            --       269,069            --
=========================================================================================================
                                                         NEW JERSEY  NEW JERSEY   NEW JERSEY   NEW JERSEY
                                                         INVESTMENT     PREMIUM     DIVIDEND     DIVIDEND
                                                            QUALITY      INCOME    ADVANTAGE  ADVANTAGE 2
2002                                                          (NQJ)       (NNJ)        (NXJ)        (NUJ)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                $21,088,032 $11,570,615   $6,441,891     $393,252
Distributions from net ordinary income *                         --          --           --           --
Distributions from net long-term capital gains                   --          --           --           --
=========================================================================================================
                                                   PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA
                                                     INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                                                        QUALITY      INCOME 2     ADVANTAGE   ADVANTAGE 2
2002                                                      (NQP)         (NPY)         (NXM)         (NVY)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income            $16,999,987   $15,403,533    $3,318,131      $329,421
Distributions from net ordinary income *                     --            --        50,898            --
Distributions from net long-term capital gains               --            --            --            --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At June 30, 2003, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                            NEW JERSEY   NEW JERSEY PENNSYLVANIA
                                               PREMIUM     DIVIDEND   INVESTMENT
                                                INCOME    ADVANTAGE      QUALITY
                                                 (NNJ)        (NXJ)        (NQP)
--------------------------------------------------------------------------------
Expiration year:
   2009                                       $366,812        $  --      $    --
   2010                                             --      278,092    1,102,880
--------------------------------------------------------------------------------
Total                                         $366,812     $278,092   $1,102,880
================================================================================


New Jersey Dividend Advantage (NXJ) has elected to defer $1,030,383 of net realized losses from investments incurred from November 1, 2002 through June 30, 2003 ("post-October losses") in accordance with Federal income tax regulations. These post-October losses are treated as having arisen in the following fiscal year.

                            Notes to
                                FINANCIAL STATEMENTS (continued)



5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under New Jersey Investment Quality's (NQJ), New Jersey Premium Income's (NNJ), Pennsylvania Investment Quality's (NQP) and Pennsylvania Premium Income 2's
(NPY) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

Under New Jersey Dividend Advantage's (NXJ), New Jersey Dividend Advantage 2's
(NUJ), Pennsylvania Dividend Advantage's (NXM) and Pennsylvania Dividend Advantage 2's (NVY) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

For the first ten years of New Jersey Dividend Advantage's (NXJ) and Pennsylvania Dividend Advantage's (NXM) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
MARCH 31,                                        MARCH 31,
--------------------------------------------------------------------------------
2001*                       .30%                     2007                   .25%
2002                        .30                      2008                   .20
2003                        .30                      2009                   .15
2004                        .30                      2010                   .10
2005                        .30                      2011                   .05
2006                        .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse New Jersey Dividend Advantage (NXJ) and Pennsylvania Dividend Advantage (NXM) for any portion of their fees and expenses beyond March 31, 2011.

For the first ten years of New Jersey Dividend Advantage 2's (NUJ) and Pennsylvania Dividend Advantage 2's (NVY) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
MARCH 31,                                        MARCH 31,
--------------------------------------------------------------------------------
2002*                       .30%                     2008                   .25%
2003                        .30                      2009                   .20
2004                        .30                      2010                   .15
2005                        .30                      2011                   .10
2006                        .30                      2012                   .05
2007                        .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse New Jersey Dividend Advantage 2 (NUJ) and Pennsylvania Dividend Advantage 2 (NVY) for any portion of their fees and expenses beyond March 31, 2012.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid August 1, 2003, to shareholders of record on July 15, 2003, as follows:

                               NEW JERSEY NEW JERSEY NEW JERSEY NEW JERSEY INVESTMENT PREMIUM DIVIDEND DIVIDEND
                                  QUALITY       INCOME    ADVANTAGE  ADVANTAGE 2
                                    (NQJ)        (NNJ)        (NXJ)        (NUJ)
--------------------------------------------------------------------------------
Dividend per share                 $.0790       $.0780       $.0765       $.0765
================================================================================

                             PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA
                               INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                                  QUALITY     INCOME 2    ADVANTAGE  ADVANTAGE 2
                                    (NQP)        (NPY)        (NXM)        (NVY)
--------------------------------------------------------------------------------
Dividend per share                 $.0760       $.0790       $.0795       $.0765
================================================================================

                            Financial
                                   HIGHLIGHTS

Selected data for a Common share outstanding throughout each period:

                                                       Investment Operations                                Less Distributions
                                 ------------------------------------------------------------------  -------------------------------
                                                            Distributions   Distributions
                                                                 from Net            from                   Net
                     Beginning                        Net      Investment         Capital            Investment   Capital
                        Common                  Realized/       Income to        Gains to             Income to  Gains to
                         Share         Net     Unrealized       Preferred       Preferred                Common    Common
                     Net Asset  Investment     Investment          Share-          Share-                Share-    Share-
                         Value      Income     Gain (Loss)        holders+        holders+    Total     holders   holders     Total
====================================================================================================================================
NEW JERSEY INVESTMENT
QUALITY (NQJ)
Year Ended 6/30:
2003                    $15.07       $1.05          $ .61           $(.07)          $(.01)    $1.58       $(.93)    $(.07)   $(1.00)
2002                     15.03        1.10           (.01)           (.13)             --       .96        (.92)       --      (.92)
2001                     14.45        1.19            .58            (.27)             --      1.50        (.92)       --      (.92)
2000                     15.14        1.20           (.63)           (.29)           (.01)      .27        (.92)     (.04)     (.96)
1999                     15.65        1.14           (.46)           (.20)           (.01)      .47        (.93)     (.03)     (.96)

NEW JERSEY PREMIUM
INCOME (NNJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2003                     15.60        1.04            .63            (.07)             --      1.60        (.92)       --      (.92)
2002                     15.27        1.06            .24            (.12)             --      1.18        (.85)       --      (.85)
2001                     14.28        1.07            .99            (.25)             --      1.81        (.82)       --      (.82)
2000                     14.92        1.08           (.62)           (.25)             --       .21        (.85)       --      (.85)
1999                     15.34        1.08           (.41)           (.22)             --       .45        (.87)       --      (.87)

NEW JERSEY DIVIDEND
ADVANTAGE (NXJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2003                     14.38        1.04            .86            (.07)             --      1.83        (.87)       --      (.87)
2002                     14.39        1.04           (.07)           (.13)             --       .84        (.85)       --      (.85)
2001(a)                  14.33         .14            .22            (.03)             --       .33        (.14)       --      (.14)

NEW JERSEY DIVIDEND
ADVANTAGE 2 (NUJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2003                     14.46        1.05            .96            (.08)             --      1.93        (.92)     (.03)     (.95)
2002(b)                  14.33         .16            .27            (.01)             --       .42        (.15)       --      (.15)
====================================================================================================================================

                                                                   Total Returns
                                                                 -----------------
                                                                             Based
                           Offering                                             on
                          Costs and       Ending                            Common
                          Preferred       Common                  Based      Share
                              Share        Share       Ending        on        Net
                       Underwriting    Net Asset       Market    Market      Asset
                          Discounts        Value        Value     Value**    Value**
====================================================================================
NEW JERSEY INVESTMENT
QUALITY (NQJ)
Year Ended 6/30:
2003                           $--        $15.65     $15.9400     11.68%     10.72%
2002                            --         15.07      15.2200      4.19       6.56
2001                            --         15.03      15.5000     17.13      10.62
2000                            --         14.45      14.0625     (4.94)      1.94
1999                          (.02)        15.14      15.8125     (2.33)      2.82

NEW JERSEY PREMIUM
INCOME (NNJ)
------------------------------------------------------------------------------------
Year Ended 6/30:
2003                            --         16.28      16.1000     10.18      10.48
2002                            --         15.60      15.5000      7.88       7.91
2001                            --         15.27      15.1900     20.13      12.90
2000                            --         14.28      13.3750     (9.95)      1.64
1999                            --         14.92      15.8125      7.17       2.87

NEW JERSEY DIVIDEND
ADVANTAGE (NXJ)
------------------------------------------------------------------------------------
Year Ended 6/30:
2003                           .01         15.35      15.3000     15.09      13.18
2002                            --         14.38      14.1200      (.17)      6.05
2001(a)                       (.13)        14.39      14.9900       .87       1.42

NEW JERSEY DIVIDEND
ADVANTAGE 2 (NUJ)
------------------------------------------------------------------------------------
Year Ended 6/30:
2003                            --         15.44      15.4000      9.14      13.74
2002(b)                       (.14)        14.46      15.0400      1.29       1.98
====================================================================================

                                                       Ratios/Supplemental Data
                       -----------------------------------------------------------------------------------------
                                     Before Credit/Reimbursement     After Credit/Reimbursement***
                                    ---------------------------      -----------------------------
                                                   Ratio of Net                     Ratio of Net
                                       Ratio of      Investment        Ratio of       Investment
                            Ending     Expenses       Income to        Expenses        Income to
                               Net   to Average         Average      to Average          Average
                            Assets   Net Assets      Net Assets      Net Assets       Net Assets
                        Applicable   Applicable      Applicable      Applicable       Applicable      Portfolio
                         to Common    to Common       to Common       to Common        to Common       Turnover
                       Shares (000)      Shares++        Shares++        Shares++         Shares++         Rate
================================================================================================================
NEW JERSEY INVESTMENT
QUALITY (NQJ)
Year Ended 6/30:
2003                      $316,970         1.22%           6.80%           1.22%            6.81%            12%
2002                       304,808         1.25            7.35            1.23             7.36             22
2001                       301,785         1.24            7.97            1.23             7.99             16
2000                       288,810         1.22            8.27            1.21             8.28             11
1999                       301,329         1.13            7.27            1.13             7.27              8

NEW JERSEY PREMIUM
INCOME (NNJ)
----------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2003                       195,568         1.20            6.48            1.20             6.48             13
2002                       187,393         1.22            6.85            1.22             6.86             14
2001                       183,451         1.25            7.14            1.24             7.15              6
2000                       171,496         1.24            7.61            1.23             7.63             10
1999                       178,704         1.24            7.00            1.24             7.00             10

NEW JERSEY DIVIDEND
ADVANTAGE (NXJ)
----------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2003                       100,502         1.19            6.56             .74             7.01              8
2002                        94,130         1.24            6.76             .75             7.25              7
2001(a)                     94,187         1.05*           3.65*            .66*            4.03*             1

NEW JERSEY DIVIDEND
ADVANTAGE 2 (NUJ)
----------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2003                        69,616         1.23            6.53             .76             7.00             12
2002(b)                     65,153         1.07*           3.86*            .67*            4.25*            --
================================================================================================================
                               Preferred Shares at End of Period
                           ---------------------------------------
                             Aggregate    Liquidation
                                Amount     and Market        Asset
                           Outstanding          Value     Coverage
                                  (000)     Per Share    Per Share
==================================================================
NEW JERSEY INVESTMENT
QUALITY (NQJ)
Year Ended 6/30:
2003                          $162,000        $25,000      $73,915
2002                           162,000         25,000       72,038
2001                           162,000         25,000       71,572
2000                           162,000         25,000       69,569
1999                           162,000         25,000       71,501

NEW JERSEY PREMIUM
INCOME (NNJ)
------------------------------------------------------------------
Year Ended 6/30:
2003                            91,600         25,000       78,376
2002                            91,600         25,000       76,144
2001                            91,600         25,000       75,068
2000                            91,600         25,000       71,806
1999                            91,600         25,000       73,773

NEW JERSEY DIVIDEND
ADVANTAGE (NXJ)
------------------------------------------------------------------
Year Ended 6/30:
2003                            48,000         25,000       77,345
2002                            48,000         25,000       74,026
2001(a)                         48,000         25,000       74,055

NEW JERSEY DIVIDEND
ADVANTAGE 2 (NUJ)
------------------------------------------------------------------
Year Ended 6/30:
2003                            34,500         25,000       75,446
2002(b)                         34,500         25,000       72,213
==================================================================

*    Annualized.
**   Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to
     Preferred shares.
(a)  For the period March 28, 2001 (commencement of operations) through June 30,
     2001.
(b)  For the period March 26, 2002 (commencement of operations) through June 30,
     2002.


                                 See accompanying notes to financial statements.

                                  64-65 spread


                               Financial HIGHLIGHTS (continued)

Selected data for a Common share outstanding throughout each period:
                                                       Investment Operations                                Less Distributions
                                 ------------------------------------------------------------------  -------------------------------
                                                            Distributions   Distributions
                                                                 from Net            from                   Net
                     Beginning                        Net      Investment         Capital            Investment   Capital
                        Common                  Realized/       Income to        Gains to             Income to  Gains to
                         Share         Net     Unrealized       Preferred       Preferred                Common    Common
                     Net Asset  Investment     Investment          Share-          Share-                Share-    Share-
                         Value      Income     Gain (Loss)        holders+        holders+    Total     holders   holders     Total
====================================================================================================================================
PENNSYLVANIA INVESTMENT
QUALITY (NQP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2003                    $14.70       $1.02          $1.19           $(.09)            $--     $2.12      $ (.91)      $--    $ (.91)
2002                     14.57        1.09            .09            (.14)             --      1.04        (.91)       --      (.91)
2001                     14.39        1.23            .16            (.30)             --      1.09        (.91)       --      (.91)
2000                     15.33        1.25           (.83)           (.29)           (.02)      .11        (.98)     (.07)    (1.05)
1999                     15.94        1.22           (.59)           (.21)             --       .42       (1.01)       --     (1.01)

PENNSYLVANIA PREMIUM
INCOME 2 (NPY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2003                     14.83        1.04            .79            (.08)             --      1.75        (.93)       --      (.93)
2002                     14.44        1.07            .30            (.12)             --      1.25        (.86)       --      (.86)
2001                     13.48        1.07            .95            (.27)             --      1.75        (.79)       --      (.79)
2000                     14.30        1.06           (.78)           (.27)             --       .01        (.81)     (.02)     (.83)
1999                     14.86        1.04           (.61)           (.23)             --       .20        (.76)       --      (.76)

PENNSYLVANIA DIVIDEND
ADVANTAGE (NXM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2003                     14.96        1.08           1.29            (.07)           (.01)     2.29        (.92)     (.10)    (1.02)
2002                     14.48        1.12            .37            (.13)             --      1.36        (.87)     (.01)     (.88)
2001(a)                  14.33         .14            .35            (.03)             --       .46        (.15)       --      (.15)

PENNSYLVANIA DIVIDEND
ADVANTAGE 2 (NVY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2003                     14.64        1.00           1.30            (.09)             --      2.21        (.92)     (.03)     (.95)
2002(b)                  14.33         .15            .46            (.01)             --       .60        (.15)       --      (.15)
====================================================================================================================================

                                                                     Total Returns
                                                                   -----------------
                                                                               Based
                             Offering                                             on
                            Costs and       Ending                            Common
                            Preferred       Common                  Based      Share
                                Share        Share       Ending        on        Net
                         Underwriting    Net Asset       Market    Market      Asset
                            Discounts        Value        Value     Value**    Value**
=======================================================================================
PENNSYLVANIA INVESTMENT
QUALITY (NQP)
---------------------------------------------------------------------------------------
Year Ended 6/30:
2003                              $--       $15.91     $16.0100     11.98%     14.79%
2002                               --        14.70      15.1800      6.57       7.34
2001                               --        14.57      15.1300     11.99       7.75
2000                               --        14.39      14.3750     (7.39)       .94
1999                             (.02)       15.33      16.6875      2.56       2.50

PENNSYLVANIA PREMIUM
INCOME 2 (NPY)
---------------------------------------------------------------------------------------
Year Ended 6/30:
2003                               --        15.65      16.0000     15.09      12.09
2002                               --        14.83      14.7900     13.25       8.88
2001                               --        14.44      13.8700     19.04      13.25
2000                               --        13.48      12.3750     (3.87)       .21
1999                               --        14.30      13.7500      7.98       1.27

PENNSYLVANIA DIVIDEND
ADVANTAGE (NXM)
---------------------------------------------------------------------------------------
Year Ended 6/30:
2003                              .02        16.25      16.4600     18.13      15.95
2002                               --        14.96      14.8900      9.10       9.67
2001(a)                          (.16)       14.48      14.4900     (2.45)      2.06

PENNSYLVANIA DIVIDEND
ADVANTAGE 2 (NVY)
---------------------------------------------------------------------------------------
Year Ended 6/30:
2003                               --        15.90      15.8400     14.38      15.48
2002(b)                          (.14)       14.64      14.7400      (.73)      3.24
=======================================================================================

                                                         Ratios/Supplemental Data
                         ----------------------------------------------------------------------------------------
                                       Before Credit/Reimbursement     After Credit/Reimbursement***
                                      ---------------------------      -----------------------------
                                                     Ratio of Net                     Ratio of Net
                                         Ratio of      Investment        Ratio of       Investment
                              Ending     Expenses       Income to        Expenses        Income to
                                 Net   to Average         Average      to Average          Average
                              Assets   Net Assets      Net Assets      Net Assets       Net Assets
                          Applicable   Applicable      Applicable      Applicable       Applicable      Portfolio
                           to Common    to Common       to Common       to Common        to Common       Turnover
                         Shares (000)      Shares++        Shares++        Shares++         Shares++         Rate
==================================================================================================================
PENNSYLVANIA INVESTMENT
QUALITY (NQP)
------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2003                        $258,924         1.27%           6.59%           1.26%            6.60%            11%
2002                         238,926         1.31            7.42            1.30             7.44             34
2001                         235,188         1.29            8.40            1.27             8.41             17
2000                         231,525         1.26            8.57            1.25             8.59              8
1999                         245,468         1.16            7.61            1.16             7.61             16

PENNSYLVANIA PREMIUM
INCOME 2 (NPY)
------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2003                         246,604         1.20            6.76            1.19             6.77             19
2002                         233,536         1.24            7.28            1.23             7.29              7
2001                         227,377         1.25            7.55            1.24             7.57             10
2000                         212,325         1.26            7.88            1.25             7.89             14
1999                         225,235         1.24            6.93            1.24             6.93              9

PENNSYLVANIA DIVIDEND
ADVANTAGE (NXM)
------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2003                          53,591         1.23            6.44             .79             6.88             13
2002                          49,306         1.29            7.12             .82             7.59             48
2001(a)                       47,723         1.26*           3.51*            .87*            3.90*            --

PENNSYLVANIA DIVIDEND
ADVANTAGE 2 (NVY)
------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2003                          59,202         1.25            6.07             .78             6.53             13
2002(b)                       54,481         1.09*           3.77*            .70*            4.15*             8
==================================================================================================================

                                 Preferred Shares at End of Period
                             ---------------------------------------
                               Aggregate    Liquidation
                                  Amount     and Market        Asset
                             Outstanding          Value     Coverage
                                    (000)     Per Share    Per Share
====================================================================
PENNSYLVANIA INVESTMENT
QUALITY (NQP)
--------------------------------------------------------------------
Year Ended 6/30:
2003                            $132,000        $25,000      $74,039
2002                             132,000         25,000       70,251
2001                             132,000         25,000       69,543
2000                             132,000         25,000       68,849
1999                             132,000         25,000       71,490

PENNSYLVANIA PREMIUM
INCOME 2 (NPY)
--------------------------------------------------------------------
Year Ended 6/30:
2003                             118,100         25,000       77,202
2002                             118,100         25,000       74,436
2001                             118,100         25,000       73,132
2000                             118,100         25,000       69,946
1999                             118,100         25,000       72,679

PENNSYLVANIA DIVIDEND
ADVANTAGE (NXM)
--------------------------------------------------------------------
Year Ended 6/30:
2003                              25,000         25,000       78,591
2002                              25,000         25,000       74,306
2001(a)                           25,000         25,000       72,723

PENNSYLVANIA DIVIDEND
ADVANTAGE 2 (NVY)
--------------------------------------------------------------------
Year Ended 6/30:
2003                              28,500         25,000       76,932
2002(b)                           28,500         25,000       72,790
====================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period March 29, 2001 (commencement of operations) through June 30, 2001.
(b) For the period March 25, 2002 (commencement of operations) through June 30, 2002.


                                 See accompanying notes to financial statements.

                                  66-67 spread

Directors/Trustees
        AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Directors/ Trustees of the Funds. The number of directors/trustees of the Funds is currently set at eight. None of the directors/trustees who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the directors/trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                                                                                        COMPLEX
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                               OVERSEEN
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                         BY DIRECTOR/
AND ADDRESS                  WITH THE FUND         APPOINTED(2)   DURING PAST 5 YEARS                                   TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

DIRECTOR/TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1)  Chairman of the       1994           Chairman and Director (since 1996) of Nuveen            140
3/28/49                      Board and                            Investments, Inc. and Nuveen Investments, LLC;
333 W. Wacker Drive          Director/Trustee                     Director (since 1992) and Chairman (since 1996) of
Chicago, IL 60606                                                 Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.; Chairman and Director (since 1997)
                                                                  of Nuveen Asset Management, Inc.; Director (since 1996)
                                                                  of Institutional Capital Corporation; Chairman and Director
                                                                  (since 1999) of Rittenhouse Asset Management, Inc.;
                                                                  Chairman of Nuveen Investments Advisers Inc. (since 2002).

DIRECTORS/TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
William E. Bennett           Director/Trustee      2001           Private Investor; previously, President and Chief       140
10/16/46                                                          Executive Officer, Draper & Kramer, Inc., a private
333 W. Wacker Drive                                               company that handles mortgage banking, real estate
Chicago, IL 60606                                                 development, pension advisory and real estate
                                                                  management (1995-1998). Prior thereto, Executive Vice
                                                                  President and Chief Credit Officer of First Chicago
                                                                  Corporation and its principal subsidiary, The
                                                                  First National Bank of Chicago.

------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner            Director/Trustee      1997           Private Investor and Management Consultant.             134
8/22/40
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown            Director/Trustee      1993           Retired (since 1989) as Senior Vice President of The    134
7/29/34                                                           Northern Trust Company; Director of the United Way of
333 W. Wacker Drive                                               Highland Park-Highwood (since 2002).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri         Director/Trustee      1994           Retired, formerly, Executive Director (since 1998)      134
1/26/33                                                           of Manitoga/The Russel Wright Design Center; prior
333 W. Wacker Drive                                               thereto, President and Chief Executive Officer of
Chicago, IL 60606                                                 Blanton-Peale Institute (since 1990); prior thereto,
                                                                  Vice President, Metropolitan Life Insurance Co.

------------------------------------------------------------------------------------------------------------------------------------
Peter R. Sawers              Director/Trustee      1991           Adjunct Professor of Business and Economics,            134
4/3/33                                                            University of Dubuque, Iowa; formerly (1991-2000)
333 W. Wacker Drive                                               Adjunct Professor, Lake Forest Graduate School of
Chicago, IL 60606                                                 Management, Lake Forest, Illinois; prior thereto,
                                                                  Executive Director, Towers Perrin Australia, a
                                                                  management consulting firm; Chartered Financial Analyst;
                                                                  Certified Management Consultant; Director, Executive
                                                                  Service Corps of Chicago, a not-for-profit organization.

------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider         Director/Trustee      1997           Senior Partner and Chief Operating Officer,             134
9/24/44                                                           Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                               Miller-Valentine Realty, a development and contract
Chicago, IL 60606                                                 company; Chair, MiamiValley Hospital; Chair, Miami
                                                                  Valley Economic Development Coalition; formerly,
                                                                  Member, Community Advisory Board, National City Bank,
                                                                  Dayton, Ohio and Business Advisory Council, Cleveland
                                                                  Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale          Director/Trustee      1997           Executive Director, Gaylord and Dorothy Donnelley       134
12/29/47                                                          Foundation (since 1994); prior thereto, Executive
333 W. Wacker Drive                                               Director, Great Lakes Protection Fund (from 1990
Chicago, IL 60606                                                 to 1994).


                                       68

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                               COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                         OVERSEEN
AND ADDRESS                  WITH THE FUND         APPOINTED(3)   DURING PAST 5 YEARS                                   BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman         Chief                 1988           Managing Director (since 2002), Assistant Secretary     140
9/9/56                       Administrative                       and Associate General Counsel, formerly, Vice President
333 W. Wacker Drive          Officer                              and Assistant General Counsel of Nuveen Investments,
Chicago, IL 60606                                                 LLC; Managing Director (since 2002), General Counsel
                                                                  and Assistant Secretary, formerly, Vice President of
                                                                  Nuveen Advisory Corp. and Nuveen Institutional Advisory
                                                                  Corp.; Managing Director (since 2002), Assistant
                                                                  Secretary and Associate General Counsel, formerly,
                                                                  Vice President (since 2000), of Nuveen Asset
                                                                  Management, Inc.; Assistant Secretary of Nuveen
                                                                  Investments, Inc. (since 1994); Assistant Secretary
                                                                  of NWQ Investment Management Company, LLC (since
                                                                  2002); Vice President and Assistant Secretary of
                                                                  Nuveen Investments Advisers Inc. (since 2002);
                                                                  Managing Director, Associate General Counsel and
                                                                  Assistant Secretary of Rittenhouse Asset Management,
                                                                  Inc. (since May 2003); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson          Vice President        2000           Vice President (since 2002), formerly, Assistant        140
2/3/66                       and Assistant                        Vice President (since 2000), previously, Associate of
333 W. Wacker Drive          Secretary                            Nuveen Investments, LLC.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Paul L. Brennan              Vice President        1999           Vice President (since 2002), formerly, Assistant        122
11/10/66                                                          Vice President (since 1997), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                               prior thereto, portfolio manager of Flagship Financial
Chicago, IL 60606                                                 Inc.; Chartered Financial Analyst and Certified
                                                                  Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo            Vice President        1999           Vice President of Nuveen Investments, LLC (since        140
11/28/67                     and Treasurer                        1999), prior thereto, Assistant Vice President (since
333 W. Wacker Drive                                               1997); Vice President and Treasurer of Nuveen
Chicago, IL 60606                                                 Investments, Inc. (since 1999); Vice President and
                                                                  Treasurer of Nuveen Advisory Corp. and Nuveen
                                                                  Institutional Advisory Corp. (since 1999); Vice
                                                                  President and Treasurer of Nuveen Asset Management,
                                                                  Inc. (since 2002) and of Nuveen Investments Advisers
                                                                  Inc. (since 2002); Assistant Treasurer of NWQ Investment
                                                                  Management Company, LLC (since 2002); Chartered
                                                                  Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Susan M. DeSanto             Vice President        2001           Vice President of Nuveen Advisory Corp. (since 2001);   140
9/8/54                                                            previously, Vice President of Van Kampen Investment
333 W. Wacker Drive                                               Advisory Corp. (since 1998); Vice President of Nuveen
Chicago, IL 60606                                                 Institutional Advisory Corp. (since 2002); prior
                                                                  thereto, Assistant Vice President of Van Kampen
                                                                  Investment Advisory Corp. (since 1994).

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger           Vice President        2000           Vice President (since 2002) and Assistant General       140
9/24/64                      and Secretary                        Counsel (since 1998); formerly, Assistant Vice
333 W. Wacker Drive                                               President (since 1998) of Nuveen Investments, LLC;
Chicago, IL 60606                                                 Vice President (since 2002) and Assistant Secretary
                                                                  (since 1998), formerly Assistant Vice President of
                                                                  Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.


                                       69


             Trustees
                    AND OFFICERS (CONTINUED)
                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                               COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                         OVERSEEN
AND ADDRESS                  WITH THE FUND         APPOINTED(3)   DURING PAST 5 YEARS                                   BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------

Lorna C. Ferguson            Vice President        1998           Vice President of Nuveen Investments, LLC; Vice         140
10/24/45                                                          President (since 1998) of Nuveen Advisory Corp. and
333 W. Wacker Drive                                               Nuveen Institutional Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald        Vice President        1995           Managing Director (since 2002) of Nuveen Investments,   140
3/2/64                                                            LLC; Managing Director (since 2001), formerly Vice
333 W. Wacker Drive                                               President of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                                 Institutional Advisory Corp. (since 1995); Managing
                                                                  Director of Nuveen Asset Management, Inc. (since 2001);
                                                                  Vice President of Nuveen Investment Advisers Inc.
                                                                  (since 2002); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy               Vice President        1998           Vice President (since 1993) and Funds Controller        140
5/31/54                      and Controller                       (since 1998) of Nuveen Investments, LLC and Vice
333 W. Wacker Drive                                               President and Funds Controller (since 1998) of Nuveen
Chicago, IL 60606                                                 Investments, Inc.; Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell            Vice President        1988           Vice President of Nuveen Advisory Corp.;                122
7/5/55                                                            Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Richard A. Huber             Vice President        1997           Vice President of Nuveen Institutional Advisory Corp.   122
3/26/63                                                           (since 1998) and Nuveen Advisory Corp. (since 1997);
333 W. Wacker Drive                                               prior thereto, Vice President and Portfolio Manager of
Chicago, IL 60606                                                 Flagship Financial, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Steven J. Krupa              Vice President        1990           Vice President of Nuveen Advisory Corp.                 122
8/21/57
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                Vice President        2000           Vice President (since 2000) of Nuveen Investments,      140
3/22/63                                                           LLC, previously Assistant Vice President (since 1999);
333 W. Wacker Drive                                               prior thereto, Associate of Nuveen Investments, LLC;
Chicago, IL 60606                                                 Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                Vice President        2002           Vice President (since 1999), previously, Assistant      140
8/27/61                                                           Vice President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin              Vice President        1988           Vice President, Assistant Secretary and Assistant       140
7/27/51                      and Assistant                        General Counsel of Nuveen Investments, LLC;
333 W. Wacker Drive          Secretary                            Vice President and Assistant Secretary of Nuveen
Chicago, IL 60606                                                 Advisory Corp. and Nuveen Institutional Advisory Corp.;
                                                                  Assistant Secretary of Nuveen Investments, Inc. and
                                                                  (since 1997) Nuveen Asset Management, Inc.; Vice
                                                                  President (since 2000), Assistant Secretary and
                                                                  Assistant General Counsel (since 1998) of
                                                                  Rittenhouse Asset Management, Inc.; Vice President
                                                                  and Assistant Secretary of Nuveen Investments
                                                                  Advisers Inc. (since 2002); Assistant Secretary
                                                                  of NWQ Investment Management Company, LLC
                                                                  (since 2002).


                                       70

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                               COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                         OVERSEEN
AND ADDRESS                  WITH THE FUND         APPOINTED(3)   DURING PAST 5 YEARS                                   BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV          Vice President        1996           Managing Director (since 2002) of Nuveen Investments,   140
7/7/65                                                            LLC; Managing Director (since 1997), formerly Vice
333 W. Wacker Drive                                               President (since 1996) of Nuveen Advisory Corp. and
Chicago, IL 60606                                                 Nuveen Institutional Advisory Corp.; Managing Director
                                                                  of Nuveen Asset Management, Inc. (since 1999).
                                                                  Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy      Vice President        1999           Vice President (since 2002), formerly, Assistant        122
9/4/60                                                            Vice President (since 1998), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                               prior thereto, portfolio manager.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding           Vice President        1982           Vice President of Nuveen Advisory Corp. and Nuveen      122
7/31/51                                                           Institutional Advisory Corp.; Chartered Financial
333 W. Wacker Drive                                               Analyst.
Chicago, IL 60606

(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.

(2) Directors/Trustees serve a one-year term until his/her successor is elected. The year first elected or appointed represents the year in which the Directors/Trustee was first elected or appointed to any fund in the Nuveen Complex.

(3) Officers serve a one-year term through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

Build Your Wealth
       AUTOMATICALLY

SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
  INFORMATION

BOARD OF DIRECTORS/TRUSTEES
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman andCutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



POLICY CHANGE

On November 14, 2002, the Board adopted a policy that allows these Funds, in addition to investments in municipal bonds, to invest up to 5% of its net assets (including assets attributable to preferred shares, if any) in tax-exempt or taxable fixed-income securities or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided Nuveen Advisory determines that such investment should enable the Fund to better maximize the value of its existing investment in such issuer. This policy is a non-fundamental policy of each Fund which means that it can be changed at any time by the Board of Trustees without vote of the shareholders.

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period ended June 30, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
          FOR GENERATIONS



Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $80 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.



Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com

EAN-B-0603D


ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

In the rare event that a municipal issuer held by the Fund were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, Nuveen Advisory Corp. (the "Adviser") would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Directors or Trustees or its representative. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the SEC on Form N-PX, and the results provided to the Board of Directors or Trustees and made available to shareholders as required by applicable rules.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certification required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of he Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New Jersey Premium Income Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: September 9, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: September 9, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: September 9, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.